                         [PROVIDENT MUTUAL LETTERHEAD]
FEBRUARY, 2001

Dear Policyholder:

We are pleased to send you the annual report for one of the fund groups from your variable life insurance policy or variable annuity contract. In additional mailings, you will also receive the annual reports of other fund groups in which you have invested. The investments available through your variable policies or contracts are managed by some of the best fund management companies in the country.

Your variable insurance product is unique in that it combines the protection and tax advantages of traditional insurance with the growth potential of equity investments. A leader in the variable product marketplace, Provident Mutual Life Insurance Company can trace its roots back more than two centuries. Our financial strength enables us to continually offer a variety of life insurance policies and annuity contracts designed to help you meet your needs as you move through the various stages of your life.

We are proud to serve you as one of our policyholders, and we appreciate your business. If you have a question about your policy, or would like more information about our products and services, please contact your local agent or Customer Service Center at 1-800-688-5177.

Sincerely,

/s/ Robert W. Kloss
Robert W. Kloss
President, Chairman and CEO

    Securities offered through 1717 Capital Management Company, A Registered
                     Investment Adviser. Member NASD, SIPC.

                                     [LOGO]

--------------------------------------------------------------------------------
To Our Variable Life Policyholders and Variable Annuity Contractholders:
--------------------------------------------------------------------------------

We are pleased to send you the 2000 Annual Report for the Market Street Fund, its Growth, Money Market, Bond, Managed, Aggressive Growth, International, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value and Equity 500 Index Portfolios. Effective November 30, 2000, the Sentinel Growth Portfolio is no longer available.

We are also pleased to inform you that, on January 12, 2001, the shareholders of the Market Street Fund approved the reorganization of the of the Fund from a Maryland corporation into a Delaware business trust. Also approved by the Fund shareholders were the name changes for the following portfolios: the Growth Portfolio to the All Pro Broad Equity Portfolio; the Managed Portfolio to the Balanced Portfolio and the Aggressive Growth Portfolio to the Mid Cap Growth Portfolio. The shareholders also approved the appointment of Market Street Investment Management Company (MSIM) as investment adviser to the aforementioned Portfolios as well as to the Bond and Money Market Portfolios. In addition for the following portfolios, the shareholders approved the manager-of-manager approach whereby MSIM will hire sub-advisers to manage each of the Portfolio's investments. The All Pro Broad Equity Portfolio's investment objective of long-term capital appreciation will be achieved by employing four sub-advisers who will invest in four distinct segments of the equity markets. Alliance Capital Management will manage the large cap growth segment; Sanford C. Bernstein & Co., the large cap value segment; Husic Capital Management, the small cap growth segment and Reams Asset Management, the small cap value segment. The Balanced Portfolio will be sub-advised by Fred Alger Management, Inc. & Co. and will consist of bonds and growth style equities. The Mid Cap Growth Portfolio will be sub-advised by T. Rowe Price Associates and will focus on mid-cap equities. Finally, the Bond Portfolio will be sub-advised by Western Asset Management. The results and other information regarding these Portfolios contained in this annual report do not reflect the changes that have been implemented in order to effect the reorganization and restructuring.

Economic Overview and Investment Perspective

The market euphoria that defined 1999 continued into the early part of 2000. Strong economic growth, and low unemployment drove the stock market to all-time highs in mid-March. Amid fears of rising inflation caused by these factors, the Federal Reserve raised the federal funds rate three times in 2000 by a total of 100 basis points to 6.50%. By summer, convincing signs that the economy was starting to cool appeared. Gross domestic product which started out the year growing at about 5% quickly slowed to a 2.2% rate for the third quarter and for the fourth quarter looks to be growing at a 1.4% pace.

In the U.S. equity markets, the year 2000 will be remembered as one of the most bizarre years in stock market history. When all was said and done, technology and Internet stocks suffered a massacre, yet much of the other sectors were left unscathed.

The NASDAQ Composite Index plunged 39.3% to 2470.52, after reaching an all time high of 5048.62 on March 10. Yet, the Dow Jones Industrial Average fell only 6.2% to 10786.56 for the year. The S&P 500 index lost 9.1%. As rising concerns about the earnings outlook for high-priced technology and other growth companies persisted, investors began favoring value or Old Economy stocks. These stocks notably in the utility and healthcare sectors were the top performers. Large cap growth stocks as measured by the Wilshire Large Cap Index fell 25% while large cap value stocks rose 1.1% as measured by the Wilshire Large Cap Value Index. Another sharp reversal occurred in the small cap market where small cap value stocks which had underperformed small cap growth stocks by the widest margin ever in 1999 rose 23.2% in 2000 as measured by the Wilshire Small Cap Value Index. This compares to a decline of 25% for small cap growth stocks, as measured by the Wilshire Small Cap Growth Index.

Bonds began the year under pressure as investors worried about Fed rate increases. For the year 2000, the U.S. fixed income market can be described as a tale of two bond markets. Government bonds produced their best returns since 1995, topping all other investments. A growing U.S. budget surplus reduced the need for new government debt issuance and sparked a buyback program of long-term bonds by the Treasury, thus creating an inverted yield curve. The yield on the 10-year Treasury note fell to 5.11% at the end of the year from 6.44% at the end of 1999. The yield on the 30-year Treasury bond plummeted to 5.46% from 6.48%. The corporate bond market was not so lucky. It was the worst year for investment grade corporate bonds since 1992 and the worst year for high yield bonds since 1990. Companies began defaulting on interest at the fastest pace in about a decade, rocking the junk bond market and raising fears even about investment grade companies. By year-end, the spread between Treasury bonds and corporate bonds was near its highest level in many years. The Lehman Aggregate Bond Index, a benchmark of high quality bonds rose 11.63%, due to the strength in government bonds and mortgage-backed securities.

After outperforming U.S. stocks in 1999, international equities as measured by the Morgan Stanley Capital International (MSCI) EAFE Index fell 14.2%. Rising interest rates and skyrocketing oil prices spoiled market sentiment globally. As in the U.S., inflated technology, media and telecommunications (TMT) stocks, suffered the most. In Europe, the banking, financial services and pharmaceutical sectors turned in a healthy performance but not enough for U.S. investors to offset losses created by the euro's decline against the dollar. In Japan, the Nikkei 225 Index fell 27.2% for the year caused by political turmoil, economic stagnation and stalled corporate restructuring. Emerging markets suffered most of all, especially in Asia where five equity markets fell by more than 30%. These overseas markets were affected by rising U.S. interest rates, the spike in oil prices and stalled economic reform.

Now that U.S. economic growth has slowed, the outlook for the coming year is that the Federal Reserve, in an effort to prevent a hard landing, will lower interest rates. In a surprise move, the Fed lowered the federal funds rate by 50 basis points to 6% on January 3, 2001. Most economists think that more rate cuts are on the way. This should bode well for both bonds and equities in the second half of the year. In the meantime however, expectations for earnings disappointments, an uncertain inflation outlook and prospects for a slightly higher unemployment rate could continue to depress the markets. Coming off a year of volatility and expectations of continued uncertainty it is clear that diversification and asset allocation represents a prudent investment approach. A balanced investment program made up of different asset classes as well as different investment disciplines can help manage the risk. We believe that the newly restructured Market Street Fund Portfolios will provide you with the necessary options to achieve proper diversification.

Review of Fund Portfolio Performance

The annual reviews and performance charts* for each portfolio (other than the Money Market Portfolio) contained in this Annual Report show the growth of $10,000 over the period shown, assuming reinvestment of all dividends. The performance is then compared to a relevant index. As always, it is important to recall in interpreting these results that the advisers and sub-advisers of the portfolios of the Market Street Fund do not engage in market timing. That is to say that in all but times of great market turmoil, they endeavor to keep the vast majority of portfolio assets fully invested. Thus, they attempt to add value by security selection in the markets specified in the Fund Prospectus. The performance of the portfolios should be judged according to how well the portfolios do relative to market indices measuring the same type activity.

We appreciate the opportunity to have served you in the past and look forward to serving you in 2001 and many years into the future.

[/s/ Rosanne Gatta]

Rosanne Gatta
President
The Market Street Fund, Inc.

*Past performance is not predictive of future results. Moreover, the relationship between the performance of the Fund Portfolios and the actual increases or decreases in a policy's cash value is not directly proportional due to certain charges deducted from premiums and under the policies which are not reflected in the returns shown. Please see the current prospectus for an explanation of these charges and for illustrations that take these charges into account in calculating cash values.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Report of Independent Accountants

--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Market Street Fund, Inc.:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects the financial position of Market Street Fund, Inc., comprising of the Growth, Money Market, Bond, Managed, Aggressive Growth, International, Equity 500 Index, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth and All Pro Small Cap Value Portfolios (the "Fund") at December 31, 2000 and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the years (or periods) presented and their financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

2001 Market Street
Philadelphia, Pennsylvania
February 9, 2001

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

2000 Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

     The Market Street Fund Growth Portfolio produced a total return of 9.6% for the year ended December 31, 2000. This compares to a 5.5% annual return for the average Morningstar Large Capitalization Value Fund and 1.3% for the average Lipper Large Cap Value Fund. The total return was also substantially ahead of the -9.1% total return for the S&P 500 Index, the benchmark index with which we compare the Portfolio's performance.

     Gains made early in the year by technology and internet stocks were lost and many stocks in these sectors faced heavy selling pressure and substantial losses by year-end. The Nasdaq Composite index had its worst single year ever, with a fourth quarter decline of 32.7% resulting in an annual total return of -39.3%. Portfolios with a value focus, like your portfolio, fared better than most market benchmarks, which have much greater exposure to the technology sector.

     The Portfolio's underweighting relative to the S&P 500 and other benchmarks in the technology sector positively impacted relative returns, especially during the fourth quarter. Most of these stocks saw a sharp decline in their valuation as the sustainability of recent rates of earnings growth was called into question. The Portfolio benefited from its broad exposure to more stable growth areas, such as consumer staples, utilities, healthcare and financial holdings.

     The past year also proved that valuation does indeed matter, and that extremely rapid rates of earnings growth in any single sector are rarely sustainable. We are encouraged by the performance of value stocks over the latter part of 2000 and we continue to see abundant opportunities for profitable investment in solid companies selling at reasonable valuation levels.

Van Harissis, CFA

[MARKET STREET FUND GROWTH PORTFOLIO PERFORMANCE GRAPH]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                       9995                               10000
85                                                                         10177                               10077
86                                                                         11325                               11941
87                                                                         11511                               12540
88                                                                         13348                               14580
89                                                                         17794                               19131
90                                                                         18220                               18485
91                                                                         21590                               24115
92                                                                         22614                               25948
93                                                                         24924                               28558
94                                                                         25522                               28933
95                                                                         33279                               39811
96                                                                         39794                               48928
97                                                                         49472                               65260
98                                                                         56250                               84003
99                                                                         57926                              101694
00                                                                         63510                               92440

+ The Index is the S&P 500, an unmanaged index of 500 U.S. common stocks that includes reinvestment of dividends.

* Inception date was December 12, 1985.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, December 31, 2000

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 87.6%
Aerospace & Defense -- 2.5%
  Boeing Co. ...............................................       16,875    $  1,113,750
  General Dynamics Corp. ...................................       35,964       2,805,192
  Raytheon Co., Class B.....................................       76,784       2,385,103
                                                                             ------------
                                                                                6,304,045
                                                                             ------------
Automobiles -- 1.4%
  Ford Motor Co. ...........................................      152,847       3,582,352
                                                                             ------------
Automotive & Equipment -- 1.0%
  T.R.W., Inc. .............................................       62,488       2,421,410
  Visteon Corp. ............................................       15,304         175,996
                                                                             ------------
                                                                                2,597,406
                                                                             ------------
Banks -- 5.0%
  Bank of New York Co., Inc. ...............................      116,883       6,450,481
  Bank One Corp. ...........................................       22,500         824,062
  Wells Fargo Co. ..........................................      100,700       5,607,731
                                                                             ------------
                                                                               12,882,274
                                                                             ------------
Beverages -- 2.2%
  Pepsico, Inc. ............................................      115,000       5,699,687
                                                                             ------------
Broadcasting & Publishing -- 2.2%
  McGraw-Hill, Inc. ........................................       94,406       5,534,552
                                                                             ------------
Building & Building Supplies -- 0.0%
  Vulcan Materials Co. .....................................        2,158         103,314
                                                                             ------------
Business & Consumer Services -- 2.8%
  Automatic Data Processing, Inc. ..........................       53,767       3,404,123
  Convergys Corp. ..........................................        7,100         321,719
  Electronic Data Systems Corp. ............................       29,941       1,729,093
  Omnicom Group, Inc. ......................................       20,300       1,682,362
                                                                             ------------
                                                                                7,137,297
                                                                             ------------
Business Equipment -- 0.1%
  *Lexmark International Group, Inc., Class A...............        6,474         286,879
                                                                             ------------
Chemicals & Allied Products -- 2.6%
  Du Pont (E.I.) de Nemours & Co. ..........................       41,449       2,002,505
  Engelhard Corp. ..........................................       93,147       1,897,870
  Pharmacia Corp. ..........................................       44,056       2,687,416
                                                                             ------------
                                                                                6,587,791
                                                                             ------------
Communications -- 6.2%
  ALLTEL Corp. .............................................       38,482       2,402,720
  AT&T Corp. ...............................................       58,442       1,011,777
  *Avaya, Inc. .............................................        3,244          33,454

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications (Continued)
  BellSouth Corp. ..........................................       70,310    $  2,878,316
  Lucent Technologies, Inc. ................................       38,932         525,582
  SBC Communications, Inc. .................................       54,428       2,598,937
  Verizon Communications....................................      127,022       6,366,978
                                                                             ------------
                                                                               15,817,764
                                                                             ------------
Computers -- 1.6%
  Hewlett Packard Co. ......................................       43,157       1,362,143
  International Business Machines Corp. ....................       31,469       2,674,865
                                                                             ------------
                                                                                4,037,008
                                                                             ------------
Consumer Products -- 2.0%
  Kimberly-Clark Corp. .....................................       72,000       5,089,680
                                                                             ------------
Cosmetics and Toiletries -- 0.9%
  Gillette Co. .............................................       62,038       2,241,123
                                                                             ------------
Drugs & Health Care -- 9.2%
  Abbott Laboratories.......................................       24,458       1,184,684
  *Aetna, Inc. .............................................       41,179       1,690,913
  American Home Products Corp. .............................      107,892       6,856,537
  Baxter International, Inc. ...............................       40,460       3,573,124
  Bristol-Myers Squibb Co. .................................       31,469       2,326,739
  Eli Lilly & Co. ..........................................       11,869       1,104,559
  HCA - The Healthcare Co. .................................       47,923       2,109,091
  Johnson & Johnson.........................................       31,469       3,306,212
  *Tenet Healthcare Corp. ..................................       39,471       1,753,993
                                                                             ------------
                                                                               23,905,852
                                                                             ------------
Electronics -- 4.9%
  *Agilent Technologies, Inc. ..............................       37,313       2,042,887
  General Electric Co. .....................................       60,240       2,887,755
  Motorola, Inc. ...........................................      148,352       3,004,128
  Philips Electronics NV....................................       59,305       2,149,806
  Texas Instruments, Inc. ..................................       53,946       2,555,692
                                                                             ------------
                                                                               12,640,268
                                                                             ------------
Energy -- 3.8%
  Chevron Corp. ............................................       37,403       3,158,216
  *NRG Energy, Inc. ........................................       36,954       1,027,783
  Royal Dutch Petroleum Co. ................................       46,898       2,840,260
  Williams Cos., Inc. ......................................       70,130       2,800,817
                                                                             ------------
                                                                                9,827,076
                                                                             ------------
Entertainment -- 0.7%
  Walt Disney Co. ..........................................       62,937       1,821,239
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance -- 3.6%
  American Express Co. .....................................       63,387    $  3,482,323
  Citigroup, Inc. ..........................................      113,287       5,784,717
                                                                             ------------
                                                                                9,267,040
                                                                             ------------
Food & Food Distributors -- 5.0%
  *Kroger Co. ..............................................      187,912       5,085,368
  McCormick & Co., Inc. ....................................       79,930       2,882,476
  Ralston Purina Group......................................       53,946       1,409,339
  Sara Lee Corp. ...........................................      139,361       3,423,055
                                                                             ------------
                                                                               12,800,238
                                                                             ------------
Hotel/Restaurants -- 0.5%
  Marriott International, Inc., Class A.....................       28,000       1,183,000
                                                                             ------------
Industrial Diversified -- 0.7%
  Martin Marietta Materials, Inc. ..........................          720          30,456
  Parker-Hannifin Corp. ....................................       40,460       1,785,297
                                                                             ------------
                                                                                1,815,753
                                                                             ------------
Insurance -- 6.3%
  American General Corp. ...................................       50,000       4,075,000
  American International Group, Inc. .......................       68,500       6,751,531
  Aon Corp. ................................................       53,946       1,847,650
  Chubb Corp. ..............................................       12,228       1,057,722
  Jefferson-Pilot Corp. ....................................       31,469       2,352,308
                                                                             ------------
                                                                               16,084,211
                                                                             ------------
Machinery & Heavy Equipment -- 1.3%
  Caterpillar, Inc. ........................................       70,580       3,339,316
                                                                             ------------
Manufacturing -- 0.5%
  Tyco International Ltd. ..................................       22,478       1,247,529
                                                                             ------------
Oil & Gas -- 10.4%
  Burlington Resources, Inc. ...............................      122,008       6,161,404
  Conoco, Inc., Class B.....................................      147,477       4,267,616
  Exxon Mobil Corp. ........................................       89,381       7,770,561
  *Global Marine, Inc. .....................................       51,519       1,461,852
  KeySpan Corp. ............................................       53,137       2,251,680
  *Ocean Energy, Inc. ......................................      125,874       2,187,061
  Santa Fe International Corp. .............................       60,240       1,931,445
  Transocean Sedco Forex, Inc. .............................       20,187         928,602
                                                                             ------------
                                                                               26,960,221
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil Equipment & Services -- 2.5%
  Halliburton Co. ..........................................       88,742    $  3,216,897
  Schlumberger Ltd. ........................................       38,842       3,104,932
                                                                             ------------
                                                                                6,321,829
                                                                             ------------
Paper & Forest Products -- 1.5%
  International Paper Co. ..................................       92,428       3,772,218
                                                                             ------------
Railroads -- 1.0%
  Union Pacific Corp., Series A.............................       49,451       2,509,638
                                                                             ------------
Real Estate -- 0.8%
  Weyerhaeuser Co. .........................................       38,212       1,939,259
                                                                             ------------
Semiconductors -- 0.2%
  Intel Corp. ..............................................       17,982         543,956
                                                                             ------------
Software -- 0.2%
  *BMC Software, Inc. ......................................       26,254         367,556
  *Network Associates, Inc. ................................       47,023         196,909
                                                                             ------------
                                                                                  564,465
                                                                             ------------
Tobacco -- 1.0%
  Philip Morris Cos., Inc. .................................       61,139       2,690,116
                                                                             ------------
Utilities -- 3.0%
  Duke Power Co. ...........................................       62,424       5,321,646
  Enron Corp. ..............................................       30,000       2,493,750
                                                                             ------------
                                                                                7,815,396
                                                                             ------------
    TOTAL COMMON STOCK (COST $180,858,088)..................                  224,949,792
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

                                                                 MATURITY       SHARES
          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                  DATE         OR PAR          VALUE
---------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 8.2%
  Duke Power Co., 6.50%.....................................    01/08/2001    $ 1,000,000    $    998,736
  Transamerica Corp., 6.60%.................................    01/17/2001     10,000,000       9,970,667
  UBS Securities Funding, Inc., 6.56%.......................    01/03/2001     10,000,000       9,996,355
                                                                                             ------------
    TOTAL COMMERCIAL PAPER (COST $20,965,758)...............                                   20,965,758
                                                                                             ------------

SHORT TERM INVESTMENTS -- 3.5%
  Provident Institutional Funds -- TempCash.................................    8,978,422       8,978,422
                                                                                             ------------
    TOTAL SHORT TERM INVESTMENTS (COST $8,978,422)..........................                    8,978,422
                                                                                             ------------
    TOTAL INVESTMENTS -- 99.3% (COST $210,802,268)..........................                  254,893,972
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%...............................                    1,765,980
                                                                                             ------------
NET ASSETS -- 100.0%
  (Equivalent to $19.18 per share based on 13,379,619 shares
    of capital stock outstanding)...........................................                 $256,659,952
                                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($256,659,952/13,379,619 shares outstanding)..............................                 $      19.18
                                                                                             ============

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Money Market Portfolio

Statement of Net Assets, December 31, 2000

--------------------------------------------------------------------------------

                                                                 MATURITY
          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                  DATE          PAR           VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 90.6%
Automobiles -- 7.3%
  DaimlerChrysler, 6.64%....................................    01/16/2001    $4,000,000    $ 3,988,933
  General Motors Acceptance Corp., 6.60%....................    01/04/2001     4,000,000      3,997,800
                                                                                            -----------
                                                                                              7,986,733
                                                                                            -----------
Communications -- 4.6%
  Motorola, Inc., 6.43%.....................................    02/12/2001     5,050,000      5,012,117
                                                                                            -----------
Finance -- 59.8%
  American Express Credit Corp., 6.52%......................    01/22/2001     4,900,000      4,881,364
  American General Finance Corp., 6.56%.....................    01/17/2001     5,100,000      5,085,131
  Caterpillar Financial Services, 6.55%.....................    01/03/2001     5,050,000      5,048,162
  Ford Motor Credit Co., 6.49%..............................    01/26/2001     5,050,000      5,027,240
  Household Finance Corp., 6.56%............................    01/19/2001     4,500,000      4,485,240
  International Lease Finance Corp., 6.51%..................    01/08/2001     3,000,000      2,996,202
  Merrill Lynch & Co., Inc., 6.50%..........................    01/23/2001     5,000,000      4,980,139
  Morgan Stanley Group, Inc., 6.50%.........................    01/25/2001     3,000,000      2,987,000
  National City Credit Corp., 6.53%.........................    01/12/2001     4,000,000      3,992,019
  Paccar Financial Corp., 6.50%.............................    01/18/2001     5,050,000      5,034,499
  Prudential Funding Corp., 6.40%...........................    01/25/2001     5,050,000      5,028,453
  Smith Barney Capital Corp., 6.60%.........................    01/05/2001     5,500,000      5,495,967
  Transamerica Financial Corp., 6.43%.......................    02/14/2001     5,050,000      5,010,313
  Wells Fargo & Co., 6.40%..................................    01/29/2001     5,000,000      4,975,111
                                                                                            -----------
                                                                                             65,026,840
                                                                                            -----------
Foods -- 2.7%
  Heinz (H.J) Co., 6.45%....................................    02/05/2001     3,000,000      2,981,187
                                                                                            -----------
Oil -- 3.3%
  Texaco, Inc., 6.53%.......................................    01/11/2001     3,600,000      3,593,470
                                                                                            -----------
Photo Equipment and Supplies -- 3.7%
  Eastman Kodak Co., 6.54%..................................    01/24/2001     4,070,000      4,052,994
                                                                                            -----------
Utilities - Electric -- 9.2%
  Duke Power Co., 6.50%.....................................    01/09/2001     5,000,000      4,992,778
  Virginia Electric, 6.57%..................................    01/10/2001     5,000,000      4,991,788
                                                                                            -----------
                                                                                              9,984,566
                                                                                            -----------
    TOTAL COMMERCIAL PAPER (COST $98,637,907)...............                                 98,637,907
                                                                                            -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Money Market Portfolio

Statement of Net Assets, December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES          VALUE
-----------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 9.9%
  Provident Institutional Funds.............................   10,782,661    $ 10,782,661
                                                                             ------------
    TOTAL SHORT TERM INVESTMENTS (COST $10,782,661).........                   10,782,661
                                                                             ------------
    TOTAL INVESTMENTS -- 100.5% (COST $109,420,568).........                  109,420,568
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5)%.............                     (589,756)
                                                                             ------------
NET ASSETS -- 100.0%
  (Equivalent to $1.00 per share based on 108,830,877 shares
    of capital stock outstanding)...........................                 $108,830,812
                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($108,830,812/108,830,877 shares outstanding).............                 $       1.00
                                                                             ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

2000 Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

     The Market Street Fund Bond Portfolio's total return for the year ended December 31, 2000 was 9.68% compared to 11.63% for the Lehman Aggregate Bond Index, the benchmark with which we compare the Portfolio's performance.

     The year 2000 can be categorized as yet another year of high volatility with respect to the direction of interest rates, the shape of the U.S. Treasury yield curve, and the relative spreads of mortgage-backed securities and corporate bonds. Investors faced the turn of the century with much trepidation, fearing collapses in the global financial system as a result of Y2K computer problems. As Y2K turned out to be a nonevent, investors went on a buying spree sending the U.S. equity markets to all-time highs. Simultaneously, the Federal Reserve resumed their tightening of monetary policy sending interest rates higher in an effort to slow the U.S. economy.

     The watershed event for the fixed-income market occurred in January, 2000, as the U.S. Treasury Department announced a further reduction in supply, eliminating both the frequency and amounts of future auctions, and unveiling the details of their debt repurchase or "buyback" program. As bond market participants realized that the buybacks would be a routine feature of federal financing activities and that the repurchases would be concentrated on the long-end of the yield curve, long-maturity U.S. Treasuries staged a powerful rally with yields declining between 75 and 90 basis points. This led to a dramatic inversion of the U.S. Treasury yield curve, not seen since 1989, as long-term yields fell below their short-and-intermediate counterparts by a wide margin. This pungent movement in U.S. Treasuries wreaked havoc on the other sectors of the fixed-income markets, most notably in U.S. Agencies, mortgage-backed securities, and corporate bonds. As U.S. Treasuries rallied, yields on corporate bonds remained virtually unchanged, resulting in a significant widening in relative spreads.

     As evidence of a slowing U.S. economy grew in the second and third quarters of 2000, short-and-intermediate maturity U.S. Treasuries outperformed longer maturities and the U.S. Treasury yield curve reverted back to a more normal slope.

     Over the year, the effective duration of the Portfolio was reduced from 5.8 years to 5.1 years. Exposure to corporate bonds was reduced from 53% of assets, as of December 31, 1999, to 34.5% in favor of U.S. Treasuries. The Portfolio's relative underweighting to corporate bonds and overweighting to U.S. Treasuries made the largest contribution to the Portfolio's 2000 performance.

David M. Brownlee, CFA

[MARKET STREET FUND GROWTH PORTFOLIO PERFORMANCE GRAPH]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                       9998                              10000
85                                                                         10225                              10187
86                                                                         11864                              11742
87                                                                         11583                              12066
88                                                                         12083                              13018
89                                                                         13633                              14909
90                                                                         14683                              16245
91                                                                         16728                              18844
92                                                                         17724                              20239
93                                                                         19553                              22564
94                                                                         18454                              21892
95                                                                         22228                              25941
96                                                                         22863                              26883
97                                                                         25036                              29477
98                                                                         27093                              32039
99                                                                         26196                              31776
00                                                                         28076                              35472

+ The Index is the Lehman Aggregate Bond Index, an unmanaged index of bonds reflecting average prices in the bond market.

* Inception date was December 12, 1985.

--------------------------------------------------------------------------------
Market Street Fund, Inc.,
The Bond Portfolio

Statement of Net Assets, December 31, 2000

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS -- 15.1%
  U.S. Treasury Bonds, 7.25%................................    05/15/2016   $1,500,000    $ 1,765,878
  U.S. Treasury Bonds, 6.25%................................    08/15/2023    1,000,000      1,081,464
  U.S. Treasury Bonds, 6.00%................................    02/15/2026    1,500,000      1,580,479
  U.S. Treasury Bonds, 5.25%................................    02/15/2029    1,500,000      1,440,232
                                                                                           -----------
    TOTAL U.S. TREASURY BONDS (COST $5,645,290).............                                 5,868,053
                                                                                           -----------
U.S. TREASURY NOTES -- 13.8%
  U.S. Treasury Notes, 4.25%................................    11/15/2003      500,000        488,040
  U.S. Treasury Notes, 5.88%................................    11/15/2004    1,000,000      1,026,074
  U.S. Treasury Notes, 4.75%................................    11/15/2008    1,000,000        972,695
  U.S. Treasury Notes, 5.75%................................    08/15/2010    2,750,000      2,882,127
                                                                                           -----------
    TOTAL U.S. TREASURY NOTES (COST $5,176,831).............                                 5,368,936
                                                                                           -----------
AGENCY OBLIGATIONS -- 28.4%
  Federal Home Loan Mortgage Corp., 5.00%...................    01/15/2004    1,500,000      1,474,161
  Federal Home Loan Mortgage Corp., 8.00%...................    11/01/2008      172,763        178,594
  Federal Home Loan Mortgage Corp., 8.00%...................    03/01/2017       13,419         13,872
  Federal National Mortgage Association, 7.50%..............    05/01/2015    2,000,000      2,040,625
  Federal National Mortgage Association, 10.50%.............    11/01/2017      275,398        294,848
  Federal National Mortgage Association, 8.00%..............    03/01/2022      374,422        383,080
  Federal National Mortgage Association, 8.00%..............    06/01/2023    1,416,804      1,449,568
  Federal National Mortgage Association, 7.50%..............    03/01/2026      314,105        318,424
  Federal National Mortgage Association, 8.50%..............    04/01/2028      738,973        759,526
  Federal National Mortgage Association, 7.00%..............    09/01/2028      764,281        764,998
  Federal National Mortgage Association, 7.00%..............    11/01/2028      282,715        282,980
  Government National Mortgage Association, 7.00%...........    04/15/2009      366,450        372,405
  Government National Mortgage Association, 7.50%...........    06/15/2023    1,025,937      1,042,929
  Government National Mortgage Association, 7.50%...........    09/15/2023    1,196,145      1,215,957
  Government National Mortgage Association, 7.50%...........    11/15/2030      500,001        508,282
                                                                                           -----------
    TOTAL AGENCY OBLIGATIONS (COST $11,040,841).............                                11,100,249
                                                                                           -----------
CORPORATE BONDS -- 36.3%
Automobiles -- 2.5%
  DaimlerChrysler NA Holdings, 8.00%........................    06/15/2010      500,000        504,403
  Ford Motor Co., 7.45%.....................................    07/16/2031      500,000        470,299
                                                                                           -----------
                                                                                               974,702
                                                                                           -----------
Banks -- 4.0%
  Bank of America Corp., 7.13%..............................    09/15/2006    1,000,000      1,024,073
  Bank One Corp., 7.88%.....................................    08/01/2010      500,000        520,851
                                                                                           -----------
                                                                                             1,544,924
                                                                                           -----------
Broker -- 1.4%
  Goldman Sachs, 7.80%......................................    01/28/2010      500,000        525,809
                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.,
The Bond Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Communications -- 8.9%
  British Telephone Plc, 8.13%..............................    12/15/2010   $1,000,000    $ 1,013,525
  MCI WorldCom, Inc., 6.40%.................................    08/15/2005    1,000,000        962,509
  Telefonica Europe BV, 8.25%...............................    09/15/2030      500,000        505,177
  Qwest Corp., 7.63%........................................    06/09/2003    1,000,000      1,016,889
                                                                                           -----------
                                                                                             3,498,100
                                                                                           -----------
Computers -- 3.9%
  Electronic Data Systems, 6.85%............................    10/15/2004    1,000,000      1,019,324
  Sun Microsystems, Inc., 7.00%.............................    08/15/2002      500,000        504,309
                                                                                           -----------
                                                                                             1,523,633
                                                                                           -----------
Consumer Products -- 1.9%
  Fortune Brands, Inc., 7.13%...............................    11/01/2004      750,000        752,468
                                                                                           -----------
Consumer Services -- 0.6%
  Service Corp. International, 6.75%........................    06/01/2001      250,000        238,750
                                                                                           -----------
Energy -- 2.6%
  Edison Mission Energy, 7.73%..............................    06/15/2009      500,000        459,617
  Emerson Electric Co., 7.88%...............................    06/01/2005      500,000        537,053
                                                                                           -----------
                                                                                               996,670
                                                                                           -----------
Food & Food Distributors -- 4.7%
  Anheuser Busch, 7.50%.....................................    03/15/2012    1,000,000      1,091,327
  Safeway, Inc., 7.00%......................................    09/15/2002      750,000        755,552
                                                                                           -----------
                                                                                             1,846,879
                                                                                           -----------
Manufacturing -- 2.6%
  FMC Corp., 7.13%..........................................    11/25/2002    1,000,000      1,002,069
                                                                                           -----------
Oil & Gas -- 1.3%
  KN Energy, Inc., 6.45%....................................    03/01/2003      500,000        498,796
                                                                                           -----------
Real Estate -- 1.9%
  Simon Property Group LP, Inc., 6.63%......................    06/15/2003      750,000        742,430
                                                                                           -----------
    TOTAL CORPORATE BONDS (COST $13,857,476)................                                14,145,230
                                                                                           -----------
COMMERCIAL PAPER -- 2.6%
  American Express Credit Corp., 6.45%......................    01/02/2001    1,000,000        999,821
                                                                                           -----------
    TOTAL COMMERCIAL PAPER (COST $999,821)..................                                   999,821
                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Bond Portfolio

Statement of Net Assets, December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

                                                               SHARES         VALUE
--------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 3.6%
  Provident Institutional Funds -- TempCash.................  1,419,480    $ 1,419,480
                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,419,480)..........                 1,419,480
                                                                           -----------
    TOTAL INVESTMENTS -- 99.8% (COST $38,139,174)...........                38,901,769
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%...............                    80,098
                                                                           -----------
NET ASSETS -- 100.0%
  (Equivalent to $10.92 per share based on 3,570,351 shares
    of capital stock outstanding)...........................               $38,981,867
                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($38,981,867/3,570,351 shares outstanding)................               $     10.92
                                                                           ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

2000 Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

     The Market Street Fund Managed Portfolio produced a total return of 8.8% for the year ended December 31, 2000 compared to 1.5% for the average Lipper Balanced Fund. The Portfolio's return was substantially ahead of the -9.1% total return of the S&P 500 index and below the 11.6% return of the Lehman Aggregate Bond Index, the two benchmark indices with which we compare the Portfolio's performance.

     For the year, fixed income investments significantly outperformed common stocks. At year-end, the asset allocation of the Market Street Managed Portfolio was 51% common stocks, 45% fixed income and 4% cash. This is more conservative than the mix of 56% stocks, 42% bonds and 2% cash at the beginning of 2000. The Portfolio's asset allocation, which included substantial weighting in fixed-income securities, had a positive impact on performance, as did an equity style that favored more reasonably valued stocks over growth stocks.

     During the year strong relative returns came from stock holdings in the utility, healthcare, consumer staples, energy and financial sectors. More limited exposure to the technology and the communications services sectors was also a positive, as returns in these areas were especially poor this past year.

     Interest rates declined during the year, with the U.S. Treasury's debt repurchase program starting an early year rally in long-maturity Treasury bonds. Shorter maturity bonds did better in the second half of the year as evidence of an impending slowdown in the U.S. economy began to mount. Corporate bonds underperformed throughout the year as spreads widened considerably. The Portfolio's shifting of fixed-income assets from corporates into Treasuries positively impacted performance.

     Investors are currently faced with an apparent slowing in the U.S. and international economies. The move by the Federal Reserve to decrease interest rates shortly after the start of 2001 will temper the rate of economic weakening and ultimately fuel a rebound. We expect continuing market volatility as investors assess economic performance this year.

David M. Brownlee, CFA
Van Harissis, CFA

[MARKET STREET FUND GROWTH PORTFOLIO PERFORMANCE GRAPH]

                                                          FUND                      LA INDEX*                  S&P INDEX+
                                                          ----                      ---------                  ----------
Start                                                     10265                       10000                       10000
1985                                                      10299                       10187                       10077
1986                                                      11543                       11742                       11941
1987                                                      11481                       12066                       12540
1988                                                      12468                       13018                       14580
1989                                                      14482                       14909                       19131
1990                                                      13235                       16245                       18485
1991                                                      15947                       18844                       24115
1992                                                      17854                       20239                       25948
1993                                                      19928                       22564                       28558
1994                                                      19566                       21892                       28933
1995                                                      24346                       25941                       39811
1996                                                      27238                       26883                       48928
1997                                                      33020                       29477                       65260
1998                                                      37161                       32039                       84003
1999                                                      37440                       31776                      101694
2000                                                      40716                       35472                       92440

* The Index is the Lehman Aggregate Bond Index, an unmanaged index of bonds reflecting average prices in the bond market.

+ The Index is the S&P 500, an unmanaged index of 500 U.S. common stocks that includes reinvestment of dividends.

* Inception date was December 12, 1985.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 2000

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK -- 50.6%
Aerospace & Defense -- 1.7%
  Boeing Co. ...............................................    3,000     $   198,000
  General Dynamics Corp. ...................................    5,600         436,800
  Raytheon Co., Class B.....................................    8,600         267,137
  United Technologies Corp. ................................    3,900         306,637
                                                                          -----------
                                                                            1,208,574
                                                                          -----------
Automobiles -- 0.7%
  Ford Motor Co. ...........................................    20,000        468,750
                                                                          -----------
Automotive & Equipment -- 0.0%
  Visteon Corp. ............................................    2,094          24,081
                                                                          -----------
Banks -- 3.2%
  Bank of New York Co., Inc. ...............................    18,000        993,375
  Bank One Corp. ...........................................    3,900         142,837
  Firstar Corp. ............................................    14,600        339,450
  Wells Fargo Co. ..........................................    14,000        779,625
                                                                          -----------
                                                                            2,255,287
                                                                          -----------
Beverages -- 1.4%
  Pepsico, Inc. ............................................    20,000        991,250
                                                                          -----------
Broadcasting & Publishing -- 1.2%
  McGraw-Hill, Inc. ........................................    14,200        832,475
                                                                          -----------
Building & Building Supplies -- 0.0%
  Vulcan Materials Co. .....................................      360          17,235
                                                                          -----------
Business & Consumer Services -- 1.5%
  Automatic Data Processing, Inc. ..........................    8,500         538,156
  Convergys Corp. ..........................................    1,200          54,375
  Electronic Data Systems Corp. ............................    4,800         277,200
  Omnicom Group, Inc. ......................................    3,400         281,775
                                                                          -----------
                                                                            1,151,506
                                                                          -----------
Business Equipment -- 0.1%
  *Lexmark International Group, Inc., Class A ..............    1,500          66,469
                                                                          -----------
Chemicals & Allied Products -- 1.3%
  Du Pont (E.I.) de Nemours & Co. ..........................    3,600         173,925
  Engelhard Corp. ..........................................    14,600        297,475
  Pharmacia Corp. ..........................................    7,000         427,000
                                                                          -----------
                                                                              898,400
                                                                          -----------
Communications -- 3.5%
  ALLTEL Corp. .............................................    6,200         387,112
  AT&T Corp. ...............................................    10,000        173,125
  *Avaya, Inc. .............................................      625           6,445

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications (Continued)
  BellSouth Corp............................................    10,000    $   409,375
  Lucent Technologies, Inc. ................................    7,500         101,250
  Nortel Networks Corp. ....................................      600          19,237
  SBC Communications, Inc. .................................    8,422         402,150
  Verizon Communications....................................    19,520        978,440
                                                                          -----------
                                                                            2,477,134
                                                                          -----------
Computers -- 0.8%
  Hewlett Packard Co. ......................................    6,800         214,625
  International Business Machines Corp. ....................    4,000         340,000
                                                                          -----------
                                                                              554,625
                                                                          -----------
Consumer Products -- 1.3%
  Kimberly-Clark Corp.......................................    13,000        918,970
                                                                          -----------
Cosmetics and Toiletries -- 0.6%
  Gillette Co. .............................................    12,000        433,500
                                                                          -----------
Drugs & Health Care -- 5.2%
  Abbott Laboratories.......................................    4,100         198,594
  *Aetna, Inc. .............................................    5,000         205,312
  American Home Products Corp. .............................    16,000      1,016,800
  Baxter International, Inc. ...............................    5,500         485,719
  Bristol-Myers Squibb Co. .................................    6,000         443,625
  Eli Lilly & Co. ..........................................    2,200         204,737
  HCA - The Healthcare Co. .................................    9,000         396,090
  Johnson & Johnson.........................................    5,000         525,313
  *Tenet Healthcare Corp. ..................................    6,500         288,844
                                                                          -----------
                                                                            3,765,034
                                                                          -----------
Electronic Instruments -- 0.4%
  Analog Devices, Inc. .....................................    5,800         296,888
                                                                          -----------
Electronics -- 4.0%
  *Agilent Technologies, Inc. ..............................    10,500        574,875
  General Electric Co. .....................................    9,500         455,406
  Motorola, Inc. ...........................................    27,000        546,750
  Philips Electronics NV....................................    11,155        404,369
  Sony Corp., ADR...........................................    3,600         251,100
  *Teradyne, Inc. ..........................................    5,300         197,425
  Texas Instruments, Inc. ..................................    9,500         450,063
                                                                          -----------
                                                                            2,879,988
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Energy -- 2.4%
  Chevron Corp. ............................................    5,100     $   430,631
  *NRG Energy, Inc. ........................................    11,500        319,844
  Royal Dutch Petroleum Co. ................................    8,000         484,500
  Williams Cos., Inc. ......................................    11,300        451,294
                                                                          -----------
                                                                            1,686,269
                                                                          -----------
Entertainment -- 0.4%
  Walt Disney Co. ..........................................    9,000         260,438
                                                                          -----------
Finance -- 2.1%
  American Express Co. .....................................    10,100        554,869
  Citigroup, Inc. ..........................................    18,000        919,125
                                                                          -----------
                                                                            1,473,994
                                                                          -----------
Food & Food Distributors -- 2.0%
  *Kroger Co. ..............................................    30,400        822,700
  McCormick & Co., Inc. ....................................    11,000        396,688
  Ralston Purina Group......................................    8,500         222,063
                                                                          -----------
                                                                            1,441,451
                                                                          -----------
Hotel/Restaurants -- 0.3%
  Marriott International, Inc., Class A.....................    4,500         190,125
                                                                          -----------
Industrial Diversified -- 0.4%
  Parker-Hannifin Corp. ....................................    6,400         282,400
                                                                          -----------
Insurance -- 2.9%
  American General Corp. ...................................    7,200         586,800
  American International Group, Inc. .......................    10,843      1,068,713
  Aon Corp. ................................................    7,000         239,750
  Chubb Corp. ..............................................    2,100         181,650
                                                                          -----------
                                                                            2,076,913
                                                                          -----------
Machinery & Heavy Equipment -- 0.4%
  Caterpillar, Inc. ........................................    5,900         279,144
                                                                          -----------
Manufacturing -- 0.3%
  Tyco International Ltd. ..................................    3,500         194,250
                                                                          -----------
Oil & Gas -- 5.5%
  Burlington Resources, Inc. ...............................    19,000        959,500
  Conoco, Inc., Class B.....................................    18,495        535,199
  Exxon Mobil Corp. ........................................    15,081      1,311,104
  *Global Marine, Inc. .....................................    8,200         232,675
  KeySpan Corp. ............................................    6,700         283,913

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES       VALUE
-------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil & Gas (Continued)
  *Ocean Energy, Inc. ......................................    13,000    $   225,875
  Santa Fe International Corp. .............................    10,100        323,831
  Transocean Sedco Forex, Inc. .............................    3,248         149,408
                                                                          -----------
                                                                            4,021,505
                                                                          -----------
Oil Equipment & Services -- 1.4%
  Halliburton Co. ..........................................    13,900        503,875
  Schlumberger Ltd. ........................................    5,900         471,631
                                                                          -----------
                                                                              975,506
                                                                          -----------
Paper & Forest Products -- 0.8%
  International Paper Co. ..................................    14,200        579,538
                                                                          -----------
Railroads -- 0.6%
  Union Pacific Corp., Series A.............................    7,800         395,850
                                                                          -----------
Real Estate -- 0.6%
  Weyerhaeuser Co. .........................................    8,000         406,000
                                                                          -----------
Semiconductors -- 1.2%
  *Applied Materials, Inc. .................................    6,763         258,262
  Intel Corp. ..............................................    5,000         151,250
  *LSI Logic Corp. .........................................    8,400         143,556
  *National Semiconductor Corp. ............................    4,300          86,538
  *Novellus Systems, Inc. ..................................    6,300         226,406
                                                                          -----------
                                                                              866,012
                                                                          -----------
Software -- 0.6%
  *BMC Software, Inc. ......................................    6,100          85,400
  *Microsoft Corp. .........................................    4,000         174,000
  *Network Associates, Inc. ................................    10,200         42,713
  *Wind River Systems, Inc. ................................    4,640         158,340
                                                                          -----------
                                                                              460,453
                                                                          -----------
Utilities -- 1.8%
  Duke Power Co. ...........................................    10,500        895,125
  Enron Corp. ..............................................    5,000         415,625
                                                                          -----------
                                                                            1,310,750
                                                                          -----------
    TOTAL COMMON STOCK (COST $29,153,829)...................               36,140,764
                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

                                                               MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          DATE          PAR
--------------------------------------------------------------------------------------       VALUE
U.S. TREASURY NOTES -- 8.7%
  U.S. Treasury Notes, 4.25%................................  11/15/2003    $  500,000    $   488,040
  U.S. Treasury Notes, 5.88%................................  11/15/2004       500,000        513,037
  U.S. Treasury Notes, 5.75%................................  08/15/2010     5,000,000      5,240,230
                                                                                          -----------
    TOTAL U.S. TREASURY NOTES (COST $5,953,253).............                                6,241,307
                                                                                          -----------
U.S. TREASURY BONDS -- 4.9%
  U.S. Treasury Bonds, 7.25%................................  05/15/2016     2,500,000      2,943,130
  U.S. Treasury Bonds, 6.25%................................  08/15/2023       500,000        540,732
                                                                                          -----------
    TOTAL U.S. TREASURY BONDS (COST $3,330,766).............                                3,483,862
                                                                                          -----------
AGENCY OBLIGATIONS -- 18.2%
  Federal Home Loan Mortgage Corp., 5.00%...................  01/15/2004     1,000,000        982,774
  Federal Home Loan Mortgage Corp., 9.00%...................  08/01/2004       369,076        381,648
  Federal Home Loan Mortgage Corp., 9.00%...................  12/01/2004       367,610        380,131
  Federal Home Loan Mortgage Corp., 9.50%...................  08/01/2005       334,873        351,512
  Federal Home Loan Mortgage Corp., 9.50%...................  03/01/2006        63,180         66,003
  Federal Home Loan Mortgage Corp., 8.00%...................  11/01/2008       172,763        178,594
  Federal National Mortgage Association, 7.00%..............  03/01/2008       189,038        190,987
  Federal National Mortgage Association, 7.75%..............  03/01/2008        97,261         99,054
  Federal National Mortgage Association, 7.75%..............  05/01/2008        63,657         64,831
  Federal National Mortgage Association, 7.50%..............  05/01/2015     1,499,999      1,530,468
  Federal National Mortgage Association, 10.50%.............  03/01/2018       268,143        287,080
  Federal National Mortgage Association, 8.00%..............  06/01/2023     1,687,048      1,726,061
  Federal National Mortgage Association, 8.50%..............  10/01/2026       625,168        642,555
  Federal National Mortgage Association, 8.00%..............  10/01/2027       434,459        444,506
  Federal National Mortgage Association, 8.00%..............  01/01/2028       496,236        507,712
  Federal National Mortgage Association, 7.50%..............  05/01/2028       372,149        377,266
  Federal National Mortgage Association, 7.00%..............  01/01/2030       942,929        943,813
  Government National Mortgage Association, 8.00%...........  03/15/2007       111,839        115,579
  Government National Mortgage Association, 7.50%...........  11/15/2007       445,178        452,829
  Government National Mortgage Association, 8.00%...........  08/15/2008       258,444        267,085
  Government National Mortgage Association, 6.50%...........  10/15/2008       928,361        933,003
  Government National Mortgage Association, 7.50%...........  09/15/2015     1,043,578      1,069,994
  Government National Mortgage Association, 7.50%...........  06/15/2023     1,025,937      1,042,929
                                                                                          -----------
    TOTAL AGENCY OBLIGATIONS (COST $12,880,622).............                               13,036,414
                                                                                          -----------
CORPORATE BONDS -- 13.4%
Automobiles -- 2.0%
  DaimlerChrysler NA Holdings, 8.00%........................  06/15/2010       500,000        504,403
  Ford Motor Co., 7.45%.....................................  07/16/2031     1,000,000        940,599
                                                                                          -----------
                                                                                            1,445,002
                                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

                                                               MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          DATE          PAR
--------------------------------------------------------------------------------------       VALUE
CORPORATE BONDS (CONTINUED)
Banks -- 1.1%
  Bank of America Corp., 7.13%..............................  09/15/2006    $  750,000    $   768,055
                                                                                          -----------
Broker -- 0.7%
  Goldman Sachs, 7.80%......................................  01/28/2010       500,000        525,809
                                                                                          -----------
Communications -- 2.8%
  British Telephone PLC, 8.13%..............................  12/15/2010     1,000,000      1,013,525
  MCI WorldCom, Inc., 6.40%.................................  08/15/2005       500,000        481,255
  Qwest Corp., 7.63%........................................  06/09/2003       500,000        508,445
                                                                                          -----------
                                                                                            2,003,225
                                                                                          -----------
Computers -- 1.8%
  Electronic Data Systems, 6.85%............................  10/15/2004     1,000,000      1,019,324
  Sun Microsystems, Inc., 7.00%.............................  08/15/2002       250,000        252,154
                                                                                          -----------
                                                                                            1,271,478
                                                                                          -----------
Consumer Products -- 0.7%
  Fortune Brands, Inc., 7.13%...............................  11/01/2004       500,000        501,646
                                                                                          -----------
Consumer Services -- 0.7%
  Service Corp. International, 6.75%........................  06/01/2001       500,000        477,500
                                                                                          -----------
Food & Food Distributors -- 1.5%
  Anheuser Busch, 7.50%.....................................  03/15/2012     1,000,000      1,091,327
                                                                                          -----------
Manufacturing -- 1.4%
  FMC Corp., 7.13%..........................................  11/25/2002     1,000,000      1,002,069
                                                                                          -----------
Real Estate -- 0.7%
  Simon Property Group LP, Inc., 6.63%......................  06/15/2003       500,000        494,953
                                                                                          -----------
    TOTAL CORPORATE BONDS (COST $9,305,818).................                                9,581,064
                                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Managed Portfolio

Statement of Net Assets, December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                        SHARES         VALUE
--------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 3.7%
  Provident Institutional Funds -- TempCash.................  2,654,272    $ 2,654,272
                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $2,654,272)..........                 2,654,272
                                                                           -----------
    TOTAL INVESTMENTS -- 99.5% (COST $63,278,560)...........                71,137,683
    OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%...........                   383,029
                                                                           -----------
NET ASSETS -- 100.0%
  (Equivalent to $16.79 per share based on 4,260,316 shares
    of capital stock outstanding)...........................               $71,520,712
                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($71,520,712/4,260,316 shares outstanding)................               $     16.79
                                                                           ===========

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

2000 Annual Review
Sentinel Advisors Company

--------------------------------------------------------------------------------

     The Market Street Fund Aggressive Growth Portfolio achieved a total return of 38.2% for the year ended December 31, 2000. The Portfolio's return was substantially higher than the -2.9% return of the Russell 2000 Index, the benchmark with which we compare the Portfolio's return.

     While many of last year's dot.com winners approached extinction, we embraced the small capitalization companies with attractive growth potential, healthy profit margins and strong operating cash flows. Stock selection, especially in the technology, capital goods and consumer sectors, was the dominant factor in the Portfolio's strong results. The Portfolio's performance was also helped by takeovers of eight of its holdings.

     Many of this year's biggest winners are no longer owned by the Portfolio as they were sold locking in gains throughout the year. The stock market's extreme volatility this year offered opportunities for valuation conscious investors to trim a number of the Portfolio's core holdings at favorable prices and buying back shares in the same companies when prices dropped. This attention to valuation and willingness to take profits helped us retain much of the year's early gains despite a very difficult market environment during the fourth quarter.

     We believe that many small company stocks continue to present compelling relative value and outstanding risk/reward profiles. Although the valuation gap between large and small capitalization stocks may have narrowed over the past year, many reasonably valued small cap stocks still provide investors with good relative growth prospects.

Scott T. Brayman, CFA

[MARKET STREET FUND GROWTH PORTFOLIO PERFORMANCE GRAPH]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                      10194                              10000
89                                                                         10558                              10340
90                                                                         11695                               8324
91                                                                         18283                              12161
92                                                                         18755                              14399
93                                                                         19722                              17120
94                                                                         19730                              16808
95                                                                         22389                              21599
96                                                                         27091                              25171
97                                                                         32837                              30767
98                                                                         35461                              30078
99                                                                         41121                              36503
00                                                                         56845                              35437

+ The Index is the Russell 2000 Index, an unmanaged stock index of small capitalization companies which includes reinvestment of all income.

* Inception date was May 1, 1989.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, December 31, 2000

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           SHARES         VALUE
------------------------------------------------------------------------------------------
COMMON STOCK -- 92.4%
Aerospace & Defense -- 1.0%
  AAR Corp. ................................................        74,634    $    942,254
                                                                              ------------
Air Transport -- 0.6%
  *EGL, Inc.................................................        25,800         617,587
                                                                              ------------
Banks -- 1.9%
  Cullen Frost Bankers, Inc. ...............................        14,743         616,442
  Wilmington Trust Corp.  ..................................        20,271       1,258,069
                                                                              ------------
                                                                                 1,874,511
                                                                              ------------
Beverages -- 0.9%
  *Robert Mondavi Corp., Class A............................        15,664         847,814
                                                                              ------------
Broadcasting & Publishing -- 0.8%
  *Hungry Minds, Inc. ......................................        24,878         158,597
  Meredith Corp. ...........................................        19,350         622,828
                                                                              ------------
                                                                                   781,425
                                                                              ------------
Building - Maintenance & Service -- 0.8%
  American Building Maintenance Industries..................        24,878         761,889
                                                                              ------------
Business & Consumer Services -- 10.6%
  *Acxiom Corp. ............................................        51,599       2,009,136
  *Affiliated Computer Services, Inc. ......................        44,500       2,700,594
  *American Management Systems, Inc. .......................        50,677       1,004,038
  *BISYS Group, Inc. .......................................        30,407       1,584,965
  *C-COR.Net Corp. .........................................        37,910         368,438
  *Caci International, Inc. ................................        31,328         721,033
  Catalina Marketing Corp. .................................        15,664         609,917
  *Healthcare Services Group................................        49,756         317,194
  *Plexus Corp. ............................................        10,000         303,906
  *Ticketmaster Online-CitySearch, Inc. ....................        14,743         123,473
  Unifirst Corp. ...........................................        78,319         802,770
                                                                              ------------
                                                                                10,545,464
                                                                              ------------
Chemicals & Allied Products -- 4.2%
  Cambrex Corp. ............................................        61,734       2,793,463
  Engelhard Corp. ..........................................        67,263       1,370,484
                                                                              ------------
                                                                                 4,163,947
                                                                              ------------
Communications -- 4.5%
  Aeroflex, Inc. ...........................................        15,000         432,422
  *Tekelec, Inc. ...........................................        14,743         442,290
  True North Communications, Inc. ..........................        30,407       1,292,297
  *West TeleServices Corp. .................................        80,000       2,250,000
                                                                              ------------
                                                                                 4,417,009
                                                                              ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           SHARES         VALUE
------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Computers -- 4.3%
  *Actel Corp. .............................................        40,000    $    967,500
  *Black Box Corp. .........................................        25,000       1,207,812
  *Ciber, Inc...............................................        74,634         363,841
  *Kronos, Inc. ............................................        40,542       1,254,268
  *Silicon Storage Technology, Inc. ........................        35,000         413,437
                                                                              ------------
                                                                                 4,206,858
                                                                              ------------
Cosmetics and Toiletries -- 0.7%
  Alberto-Culver Co., Class A...............................        19,902         725,179
                                                                              ------------
Data Processing -- 1.1%
  National Data Corp. ......................................        30,000       1,098,750
                                                                              ------------
Drugs & Health Care -- 3.2%
  Alpharma, Inc., Class A...................................        44,000       1,930,500
  *Watson Pharmaceuticals, Inc. ............................        24,878       1,273,443
                                                                              ------------
                                                                                 3,203,943
                                                                              ------------
Electrical Equipment -- 0.5%
  C & D Technology, Inc. ...................................        12,000         518,250
                                                                              ------------
Electronics -- 9.2%
  *APW Ltd. ................................................        75,000       2,531,250
  *Cable Design Technologies, Inc. .........................        62,656       1,053,404
  CTS Corp. ................................................        61,734       2,249,433
  *Gentex Corp. ............................................        25,000         465,625
  Harman International Industries, Inc......................        76,477       2,791,410
                                                                              ------------
                                                                                 9,091,122
                                                                              ------------
Environmental Control -- 1.1%
  *Tetra Technologies, Inc. ................................        69,105       1,071,127
                                                                              ------------
Finance - Investment & Other -- 2.6%
  Waddell & Reed Financial, Inc. ...........................        43,306       1,629,388
  Waddell & Reed Financial, Inc., Class B...................        23,957         898,388
                                                                              ------------
                                                                                 2,527,776
                                                                              ------------
Food & Food Distributors -- 5.4%
  McCormick & Co., Inc. ....................................        15,204         548,294
  Sensient Technologies Corp. ..............................        67,263       1,530,233
  *Smart & Final, Inc. .....................................        47,913         407,261
  Tootsie Roll Industries, Inc. ............................        10,000         460,625
  *Whole Foods Market, Inc. ................................        38,699       2,365,476
                                                                              ------------
                                                                                 5,311,889
                                                                              ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           SHARES         VALUE
------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Insurance -- 2.2%
  Enhance Financial Services Group, Inc. ...................        23,035    $    355,603
  HCC Insurance Holdings, Inc. .............................        69,105       1,861,516
                                                                              ------------
                                                                                 2,217,119
                                                                              ------------
Manufacturing -- 6.9%
  AptarGroup, Inc. .........................................        78,319       2,300,621
  *Brooks Automation, Inc. .................................         8,000         224,500
  Donaldson Co., Inc. ......................................        72,791       2,024,500
  *Gardner Denver Machinery, Inc. ..........................        23,957         510,284
  Robbins & Myers, Inc. ....................................        19,350         466,819
  Teleflex, Inc. ...........................................        30,407       1,343,609
                                                                              ------------
                                                                                 6,870,333
                                                                              ------------
Medical & Medical Services -- 5.7%
  *Cell Therapeutics, Inc. .................................        14,743         664,356
  *Colorado Medtech, Inc. ..................................        74,634         237,896
  *Covance, Inc. ...........................................        46,070         495,253
  *Diversa Corp. ...........................................        14,207         254,838
  Omnicare, Inc. ...........................................        56,199       1,215,303
  *Orthodontic Centers of America, Inc. ....................        76,477       2,389,906
  *Regeneron Pharmaceuticals, Inc. .........................        15,664         552,401
                                                                              ------------
                                                                                 5,809,953
                                                                              ------------
Medical Equipment & Supplies -- 2.1%
  Diagnostic Products Corp. ................................         5,529         302,022
  Invacare Corp. ...........................................        20,271         694,282
  Mentor Corp. .............................................        20,271         395,285
  Minntech Corp. ...........................................        38,699         239,450
  *STARR Surgical Co. ......................................        38,699         486,156
                                                                              ------------
                                                                                 2,117,195
                                                                              ------------
Oil & Gas -- 1.5%
  Cabot Oil & Gas Corp. ....................................        29,878         931,820
  Cal Dive International, Inc. .............................        13,000         346,125
  *Newfield Exploration Co. ................................         5,000         237,188
                                                                              ------------
                                                                                 1,515,133
                                                                              ------------
Oil Equipment & Services -- 1.6%
  Carbo Ceramics, Inc. .....................................        24,878         931,370
  *Oceaneering International, Inc. .........................        31,328         608,938
                                                                              ------------
                                                                                 1,540,308
                                                                              ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           SHARES         VALUE
------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Real Estate -- 3.1%
  Chateau Communities, Inc. ................................        64,498    $  1,963,158
  Liberty Property Trust....................................        38,699       1,105,340
                                                                              ------------
                                                                                 3,068,498
                                                                              ------------
Restaurants -- 3.6%
  Applebee's International, Inc. ...........................        24,878         782,102
  *Jack in the Box, Inc. ...................................        49,756       1,464,692
  *Papa John's International, Inc. .........................        24,000         534,000
  Ruby Tuesday, Inc. .......................................        49,756         758,779
                                                                              ------------
                                                                                 3,539,573
                                                                              ------------
Retail Merchandising -- 3.1%
  Casey's General Stores, Inc. .............................       102,276       1,527,748
  Claire's Stores, Inc. ....................................        24,878         446,249
  Ethan Allen Interiors, Inc. ..............................        31,328       1,049,488
                                                                              ------------
                                                                                 3,023,485
                                                                              ------------
Semiconductors -- 4.7%
  *Alpha Industries, Inc. ..................................        31,328       1,159,136
  *Asyst Technologies, Inc. ................................        21,000         282,188
  *ATMI, Inc. ..............................................        56,000       1,092,000
  *C-Cube Microsystems, Inc. ...............................        14,743         181,523
  Dallas Semiconductor Corp. ...............................        74,000       1,896,250
                                                                              ------------
                                                                                 4,611,097
                                                                              ------------
Software -- 2.4%
  *AVT Corp. ...............................................        50,677         251,801
  *Commtouch Software Ltd. .................................        49,756         192,805
  *Filenet Corp. ...........................................        38,699       1,054,548
  *Wind River Systems, Inc. ................................        24,878         848,962
                                                                              ------------
                                                                                 2,348,116
                                                                              ------------
Transportation -- 2.1%
  *RailAmerica, Inc. .......................................        14,742         115,633
  USFreightways Corp. ......................................        66,341       1,995,413
                                                                              ------------
                                                                                 2,111,046
                                                                              ------------
    TOTAL COMMON STOCK (COST $80,999,183)...................                    91,478,650
                                                                              ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Aggressive Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

                                                                              SHARES
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                        MATURITY       OR PAR         VALUE
------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 8.5%
  Morgan Stanley & Co., Inc., 6.60%.........................  01/04/2001    $4,000,000    $  3,997,800
  Salomon Bros., 6.57%......................................  01/02/2001     3,000,000       2,999,453
  Virginia Electric, 6.75%..................................  01/12/2001     1,401,000       1,398,110
                                                                                          ------------
    TOTAL COMMERCIAL PAPER (COST $8,395,363)................                                 8,395,363
                                                                                          ------------
SHORT TERM INVESTMENTS -- 1.1%
  Provident Institutional Funds -- TempCash.............................     1,119,634       1,119,634
                                                                                          ------------
    TOTAL SHORT TERM INVESTMENTS (COST $1,119,634)......................                     1,119,634
                                                                                          ------------
    TOTAL INVESTMENTS -- 102.0% (COST $90,514,580)......................                   100,993,647
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.0%).........................                    (2,024,265)
                                                                                          ------------
NET ASSETS -- 100.0%
  (Equivalent to $27.71 per share based on 3,571,681 shares of capital
    stock outstanding)..................................................                  $ 98,969,382
                                                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($98,969,382/3,571,681 shares outstanding)............................                  $      27.71
                                                                                          ============

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

2000 Annual Review
Market Street Investment Management Company (MSIM)

--------------------------------------------------------------------------------

     The Market Street Fund International Portfolio's total return for the year ended December 31, 2000 was -2.8% compared to the -14.2% return of the MSCI EAFE Index, the benchmark index with which we compare the Portfolio's performance.

     Adherence to a value investment style has kept the portfolio under-weight in the telecommunications, technology and consumer discretionary sectors that have been the biggest drag on the index. In addition, our stock selection in these sectors held up very well compared to the sectors. At the same time overweight positions combined with good stock selection in both the financial and materials sector have provided the Portfolio with significant out-performance. The only sector where we saw significant under performance was in consumer staples.

     The Portfolio benefited from its investments in European stocks. In the U.K., takeover activity and consolidation in the banking sector helped several of the portfolio's financial stocks. In France and Germany, pharmaceutical stocks performed very well out-pacing the market for the year. German stocks benefited as a result of tax and financial reforms. The Japanese market posted one of its worst performances ever in 2000 with the Nikkei index down about 27%. The Portfolio's holdings in Japan performed in line with the market but the overall under-weighted position provided a small contribution to overall returns.

     As the New Year begins, the market environment continues to be volatile. We believe this is an attractive time for value investing through rigorous fundamental analysis. We continue to concentrate on companies with inexpensive multiples, sound fundamentals and improving earnings momentum to generate enhanced returns for the Portfolio.

Sarah Lange, CFA

[MARKET STREET FUND GROWTH PORTFOLIO PERFORMANCE GRAPH]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                       9991                              10000
91                                                                          9712                              10030
92                                                                          9003                               8806
93                                                                         12254                              11677
94                                                                         12286                              12585
95                                                                         14044                              13994
96                                                                         15573                              14834
97                                                                         17078                              15101
98                                                                         18808                              18121
99                                                                         24324                              23008
00                                                                         23672                              19748

+ The Index is the Morgan Stanley Capital International Europe, Australia, Far
  East (EAFE) Index, an unmanaged index of more than 900 companies from these regions. The EAFE Index reflects the prices of these common stocks translated into U.S. dollars with dividends reinvested net of any foreign taxes.

* Inception date was November 1, 1991.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, December 31, 2000

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK -- 96.7%
Australia --1.7%
  Goodman Fielder Ltd.......................................      386,870    $   270,853
  National Australia Bank Ltd...............................       64,912      1,039,120
                                                                             -----------
                                                                               1,309,973
                                                                             -----------
Austria -- 0.7%
  Bank Austria AG...........................................        9,310        512,201
                                                                             -----------
Belgium -- 1.0%
  Dexia Belgium.............................................        4,506        814,781
                                                                             -----------
Brazil -- 0.7%
  Petroleo Brasileiro SA ADR................................       12,200        286,420
  Telecomunicacoes Brasileiras SA ADR.......................        3,311        241,289
                                                                             -----------
                                                                                 527,709
                                                                             -----------
Denmark -- 0.2%
  Jyske Bank................................................        7,644        153,843
                                                                             -----------
Finland -- 0.5%
  Kesko Oyj.................................................       41,000        413,795
                                                                             -----------
France -- 9.9%
  Air France................................................       21,650        508,149
  Alstom SA.................................................       25,615        661,333
  Assurances Generales de France............................        8,278        575,109
  Banque Nationale de Paris.................................       12,000      1,053,383
  Bongrain..................................................        9,816        322,549
  Compagnie de Saint Gobain.................................        2,900        455,499
  Dexia Strips..............................................        4,510              0
  L'Air Liquide.............................................        7,049      1,051,584
  Michelin-(CGDE)...........................................       20,343        736,262
  Societe Generale..........................................       11,122        691,248
  Total Fina SA ADR.........................................       16,661      1,211,046
  Usinor Sacilor............................................       40,500        534,606
                                                                             -----------
                                                                               7,800,768
                                                                             -----------
Germany -- 7.9%
  Bayer AG..................................................       20,216      1,064,759
  Deutsche Lufthansa AG.....................................       28,250        715,838
  *Deutsche Post AG.........................................       24,700        531,270
  *Dresdner Bank AG.........................................       21,400        930,225
  Merck KGAA................................................       13,850        611,140
  Metallgesellschaft AG.....................................       27,665        329,858

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Germany (Continued)
  Veba AG...................................................       23,254    $ 1,414,705
  Volkswagen AG.............................................       11,520        609,993
                                                                             -----------
                                                                               6,207,788
                                                                             -----------
Greece -- 0.8%
  Hellenic Telecommunications...............................       83,755        607,224
                                                                             -----------
Hong Kong -- 1.3%
  *Asat Holdings Ltd........................................       11,100         55,500
  Hong Kong Electric........................................      252,233        931,333
                                                                             -----------
                                                                                 986,833
                                                                             -----------
India -- 0.3%
  Videsh Sanchar Nigam ADR..................................       16,500        211,622
                                                                             -----------
Ireland -- 1.4%
  Bank of Ireland...........................................      107,836      1,081,252
                                                                             -----------
Italy -- 6.3%
  Banca Popolare di Bergamo Credito Varesino SpA............       30,800        604,642
  Beni Stabili SpA..........................................       23,512         11,346
  ENI SpA...................................................      268,400      1,713,502
  *Finmeccanica SpA.........................................      718,400        820,150
  Istituto Bancario San Paolo di Torino SpA.................       34,912        564,418
  Telecom Italia SpA........................................      198,800      1,194,510
                                                                             -----------
                                                                               4,908,568
                                                                             -----------
Japan -- 19.2%
  77 Bank Ltd...............................................       95,000        541,550
  Aiful Corp................................................        7,550        616,826
  Canon, Inc................................................       31,000      1,085,814
  Credit Saison Co..........................................       65,500      1,402,342
  Dai-Tokyo Fire and Marine Insurance.......................      143,000        426,996
  Fuji Machine..............................................       21,000        562,697
  Honda Motor Co. Ltd.......................................       16,000        596,847
  Lawson, Inc...............................................        9,000        356,217
  Mabuchi Motors............................................        8,700        886,760
  *Marubeni Corp............................................      338,000        799,124
  Matsumotokiyoshi..........................................       18,600        511,418
  Mineba Co. Ltd............................................       81,000        750,420
  Murata Manufacturing Co. Ltd..............................        2,800        333,695
  Namco Ltd.................................................       19,500        358,581
  Nippon Express Co. Ltd....................................      195,000      1,178,196
  Nippon Telegraph & Telephone Corp.........................          220        158,546
  Nishimatsu Construction...................................       92,000        314,186

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Japan (Continued)
  Rinnai Corp...............................................       32,400    $   536,217
  Rohm Co. Ltd..............................................        3,200        608,336
  Sankyo Company Ltd........................................       23,000        551,839
  Sekisui Chemical Co.......................................       75,000        213,441
  Shin-Etsu Chemical Co. Ltd................................       18,000        693,520
  Shohkoh Fund & Co. Ltd....................................        1,850        191,156
  TDK Corp..................................................        7,200        701,086
  Yamanouchi Pharmaceuticals................................       16,000        692,119
                                                                             -----------
                                                                              15,067,929
                                                                             -----------
Korea -- 0.8%
  Korea Electric Power ADR..................................       26,400        270,600
  Pohang Iron & Steel Co. Ltd. ADR..........................       24,700        384,394
                                                                             -----------
                                                                                 654,994
                                                                             -----------
Mexico -- 0.3%
  Telefonos de Mexico SA ADR................................        5,016        226,347
                                                                             -----------
Netherlands -- 7.5%
  ABN Amro Holding..........................................       52,484      1,193,423
  Akzo Nobel N.V............................................       13,250        711,550
  Buhrmann N.V..............................................       12,143        325,481
  Fortis N.V................................................       35,550      1,154,806
  Hunter Douglas N.V........................................       20,458        560,840
  Stork N.V.................................................       41,069        514,741
  Vedior N.V................................................       43,933        530,014
  Wolters Klumer N.V........................................       32,601        888,834
                                                                             -----------
                                                                               5,879,689
                                                                             -----------
New Zealand -- 0.6%
  Telecom Corporation of New Zealand Ltd....................      224,179        477,148
                                                                             -----------
Portugal -- 1.1%
  Portugal Telecom SA.......................................       95,300        871,455
                                                                             -----------
Singapore -- 2.6%
  Creative Technology Ltd. ADR..............................       34,850        387,706
  Overseas Chinese Banking Corp.............................      136,000      1,011,747
  United Overseas Bank Ltd..................................       87,544        656,316
                                                                             -----------
                                                                               2,055,769
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Spain -- 4.0%
  Banco Popular Espanol SA..................................       19,400    $   675,723
  Endesa SA.................................................       80,636      1,374,039
  Repsol ADR................................................       66,350      1,069,894
                                                                             -----------
                                                                               3,119,656
                                                                             -----------
Sweden -- 1.4%
  Autoliv, Inc. SDR.........................................       42,850        672,119
  Investor AB-B Shares......................................       28,300        422,902
                                                                             -----------
                                                                               1,095,021
                                                                             -----------
Switzerland -- 8.3%
  Barry Callebaut AG - Registered Shares....................        4,018        595,076
  Clariant AG - Registered Shares...........................        2,420        867,646
  Forbo Holding AG - Registered Shares......................          774        348,670
  *Givaudan.................................................        2,100        555,292
  Novartis AG - Registered Shares...........................          645      1,140,342
  *Sulzer AG - Registered Shares............................          830        598,747
  Swisscom AG - Registered Shares...........................        1,750        455,184
  United Bank of Switzerland - Registered Shares............        8,340      1,361,265
  Zurich Financial Services - Registered Shares.............        1,040        627,016
                                                                             -----------
                                                                               6,549,238
                                                                             -----------
Taiwan -- 0.5%
  *Taiwan Semiconductor Manufacturing Company Ltd., ADR.....       22,500        388,125
                                                                             -----------
United Kingdom -- 17.7%
  Barclays Plc..............................................       33,673      1,042,231
  BOC Group Plc.............................................       45,060        684,549
  British Aerospace Plc.....................................      207,780      1,185,658
  Bunzl Plc.................................................      192,239      1,178,819
  Enterprise Oil Plc........................................       83,350        705,962
  Morgan Crucible Co. Plc...................................      193,681        857,836
  Powergen UK Plc...........................................      103,914        981,033
  Rexam Plc.................................................      240,950        809,845
  Rio Tinto Plc.............................................       49,103        864,064
  Royal & Sun Alliance Insurance Group......................      165,628      1,417,689
  Royal Bank of Scotland Group Plc..........................       22,583        533,680
  Safeway Plc...............................................      156,280        698,019
  Scottish and Southern Energy Plc..........................       54,450        504,292

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The International Portfolio

Statement of Net Assets, December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
United Kingdom (Continued)
  Unilever Plc..............................................      185,800    $ 1,590,350
  Wolseley Plc..............................................      139,739        960,214
                                                                             -----------
                                                                              14,014,241
                                                                             -----------
    TOTAL COMMON AND PREFERRED STOCK (COST $72,587,615).....                  75,935,969
                                                                             -----------
SHORT TERM INVESTMENTS -- 0.8%
  Provident Institutional Funds -- TempCash.................      610,219        610,219
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $610,219)............                     610,219
                                                                             -----------
    TOTAL INVESTMENTS -- 97.5% (COST $73,197,834)...........                  76,546,188
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.5%...............                   1,954,675
                                                                             -----------
NET ASSETS -- 100.0%
  (Equivalent to $14.14 per share based on 5,549,801 shares
    of capital stock outstanding)...........................                 $78,500,863
                                                                             ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($78,500,863/5,549,801 shares outstanding)................                 $     14.14
                                                                             ===========

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

2000 Annual Review
Market Street Investment Management Company (MSIM)

--------------------------------------------------------------------------------

     The Market Street Fund Equity 500 Index Portfolio was formed on February 7, 2000. The total return for the period ended December 31, 2000 was -6.4% compared to -6.3% for the S&P 500 Index for the same period. State Street Global Advisors is the sub-adviser for this Portfolio.

     Clearly this past year was disappointing for the equity markets after five years of annual returns in excess of 20% for the S&P 500 Index. For the year ended December 31, 2000 the S&P 500 Index declined 9.1%. The return for the Wilshire 5000 Index, a measure of the broader market, was also down over 10.9% for the year.

     The year 2000 will be forever looked back upon as the year the Internet "bubble" burst. During the first two and a half months of this year, the market continued its strong run from the end of 1999. The market environment was more favorable to the large cap growth investment style and both the S&P 500 Index, and the Portfolio returned 5.4% from the February inception date through March
31. Stocks began to decline in mid March as investors focused on the tightening monetary actions of the Federal Reserve. This "correction" phase encompassed the remainder of the year. Deterioration in earnings growth and quality caused a severe pullback in the fourth quarter in growth stocks especially within the technology sector. Finally, as economic growth slowed, there was a significant shift in Federal Reserve policy from a tightening bias to an easing bias during late 2000.

     The largest sector holdings of the Portfolio include:

SECTOR                                                           %
------                                                          ----
Drugs and Health Care.......................................    11.7%
Communications..............................................     8.7%
Computers...................................................     8.0%
Finance.....................................................     6.7%
Electronics.................................................     6.5%
Banks.......................................................     5.2%

     The Portfolio exhibits the same general index characteristics as the overall S&P 500 Index e.g. same price/earnings multiple, price/book multiple, yield, weighted average capitalization, and the five year historic and projected return on equity growth rates. We expect the Portfolio will continue to demonstrate performance similar to its benchmark.

     We look forward to your continued support.

Sarah C. Lange, CFA

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
[THE EQUITY 500 INDEX PORTFOLIO PERFORMANCE GRAPH]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                     10000.00                           10000.00
00                                                                         9320.00                            9400.00

+ The Index is the S&P 500, an unmanaged index of 500 U.S. common stocks that includes reinvestment of dividends.

* Inception date was February 7, 2000.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 98.3%
Aerospace & Defense -- 1.2%
  Boeing Co. ...............................................       27,200    $  1,795,200
  General Dynamics Corp. ...................................        6,100         475,800
  Goodrich (B.F.) Co. ......................................        3,000         109,125
  Lockheed Martin Corp. ....................................       13,100         444,745
  Northrop Grumman Holdings Corp. ..........................        2,200         182,600
  Raytheon Co., Class B.....................................       10,500         326,156
  United Technologies Corp. ................................       14,300       1,124,337
                                                                             ------------
                                                                                4,457,963
                                                                             ------------
Airlines -- 0.3%
  *AMR Corp. ...............................................        4,600         180,262
  Delta Air Lines, Inc. ....................................        3,800         190,712
  Southwest Airlines Co. ...................................       15,300         513,009
  *US Airways Group, Inc. ..................................        2,100          85,181
                                                                             ------------
                                                                                  969,164
                                                                             ------------
Apparel -- 0.2%
  Liz Claiborne, Inc. ......................................        1,700          70,762
  Nike, Inc., Class B.......................................        8,200         457,662
  *Reebok International Ltd. ...............................        1,700          46,478
  VF Corp. .................................................        3,600         130,464
                                                                             ------------
                                                                                  705,366
                                                                             ------------
Appliances -- 0.0%
  Black & Decker Corp. .....................................        2,700         105,975
                                                                             ------------
Automobiles -- 0.6%
  Ford Motor Co. ...........................................       57,432       1,346,062
  General Motors Corp. .....................................       17,352         883,867
                                                                             ------------
                                                                                2,229,929
                                                                             ------------
Automotive & Equipment -- 0.3%
  *Autozone, Inc. ..........................................        3,500          99,750
  Cooper Tire & Rubber Co. .................................        2,500          26,562
  Dana Corp. ...............................................        4,700          71,969
  Delphi Automotive Systems Corp. ..........................       16,800         189,000
  Genuine Parts Co. ........................................        5,400         141,412
  Goodyear Tire & Rubber Co. ...............................        4,800         110,352
  Harley-Davidson, Inc. ....................................        9,400         373,650
  *Navistar International Corp. ............................        2,000          52,375

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Automotive & Equipment (Continued)
  T.R.W., Inc. .............................................        3,800    $    147,250
  Visteon Corp. ............................................        3,723          42,814
                                                                             ------------
                                                                                1,255,134
                                                                             ------------
Banks -- 5.2%
  AmSouth Bancorp...........................................       10,900         166,225
  Bank of America Corp. ....................................       49,900       2,289,162
  Bank of New York Co., Inc. ...............................       22,700       1,252,756
  Bank One Corp. ...........................................       35,600       1,303,850
  BB&T Corp. ...............................................       12,000         447,750
  Chase Manhattan Corp. ....................................       40,300       1,831,131
  Comerica, Inc. ...........................................        4,900         290,937
  Fifth Third Bancorp.......................................       14,400         860,400
  First Union Corp. ........................................       29,800         828,812
  Firstar Corp. ............................................       29,500         685,875
  Golden West Financial Corp. ..............................        4,800         324,000
  Huntington Bancshares, Inc. ..............................        7,810         126,424
  KeyCorp...................................................       12,900         361,200
  Mellon Financial Corp. ...................................       15,000         737,812
  Morgan (J.P.) & Co., Inc. ................................        4,900         810,950
  National City Corp. ......................................       18,900         543,375
  Northern Trust Corp. .....................................        6,900         562,781
  Old Kent Financial Corp. .................................        4,305         188,344
  PNC Financial Services Group..............................        8,800         642,950
  Regions Financial Corp. ..................................        6,900         188,456
  Southtrust Corp. .........................................        5,300         215,644
  Summit Bancorp............................................        5,600         213,850
  Suntrust Banks, Inc. .....................................        9,200         579,600
  U.S. Bancorp..............................................       22,900         668,394
  Union Planters Corp. .....................................        3,800         135,850
  Wells Fargo Co. ..........................................       52,400       2,918,025
                                                                             ------------
                                                                               19,174,553
                                                                             ------------
Beverages -- 2.3%
  Anheuser-Busch Companies, Inc. ...........................       27,900       1,269,450
  Brown-Forman Corp., Class B...............................        2,100         139,650
  Coca-Cola Co. ............................................       75,900       4,625,156
  Coca-Cola Enterprises, Inc. ..............................       12,400         235,600
  Coors Adolph Co., Class B.................................        1,100          88,344
  Pepsico, Inc. ............................................       44,300       2,195,619
                                                                             ------------
                                                                                8,553,819
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Broadcasting & Publishing -- 2.0%
  American Greetings Corp., Class A.........................        2,000    $     18,875
  *Clear Channel Communications, Inc. ......................       18,000         871,875
  Donnelley (R.R.) & Sons Co. ..............................        4,000         108,000
  Dow Jones & Co., Inc. ....................................        2,800         158,550
  Gannett, Inc. ............................................        7,900         498,194
  Harcourt General, Inc. ...................................        2,200         125,840
  Knight-Ridder, Inc. ......................................        2,400         136,500
  McGraw-Hill, Inc. ........................................        6,100         357,612
  Meredith Corp. ...........................................        1,600          51,500
  New York Times Co. .......................................        5,200         208,325
  Time Warner, Inc. ........................................       40,700       2,126,168
  Tribune Co. ..............................................        9,364         395,629
  *Viacom, Inc., Class B....................................       46,689       2,182,711
                                                                             ------------
                                                                                7,239,779
                                                                             ------------
Building & Building Supplies -- 0.4%
  Centex Corp. .............................................        1,800          67,612
  Ecolab, Inc. .............................................        4,100         177,069
  Lowe's Cos., Inc. ........................................       11,600         516,200
  Masco Corp. ..............................................       13,900         357,056
  Pulte Corp. ..............................................        1,200          50,625
  Vulcan Materials Co. .....................................        3,100         148,412
                                                                             ------------
                                                                                1,316,974
                                                                             ------------
Business & Consumer Services -- 1.7%
  *America Online, Inc. ....................................       71,600       2,491,680
  Automatic Data Processing, Inc. ..........................       19,300       1,221,931
  *Cendant Corp. ...........................................       22,200         213,675
  *Convergys Corp. .........................................        4,800         217,500
  Deluxe Corp. .............................................        2,400          60,648
  Electronic Data Systems Corp. ............................       14,200         820,050
  Interpublic Group of Cos., Inc. ..........................        9,200         391,575
  Moody's Corp. ............................................        5,000         128,437
  Omnicom Group, Inc. ......................................        5,500         455,812
  *Robert Half International, Inc. .........................        5,500         145,750
  *Yahoo!, Inc. ............................................       16,900         509,905
                                                                             ------------
                                                                                6,656,963
                                                                             ------------
Business Equipment -- 0.0%
  *Lexmark International Group, Inc., Class A...............        4,000         177,250
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Chemicals & Allied Products -- 1.7%
  Air Products & Chemicals, Inc. ...........................        7,200    $    295,200
  Ashland, Inc. ............................................        2,200          78,958
  Dow Chemical Co. .........................................       20,900         765,462
  Du Pont (E.I.) de Nemours & Co. ..........................       32,000       1,546,000
  Eastman Chemical Co. .....................................        2,400         117,000
  Engelhard Corp. ..........................................        3,900          79,462
  *F.M.C. Corp. ............................................        1,000          71,687
  Great Lakes Chemical Corp. ...............................        1,800          66,937
  Hercules, Inc. ...........................................        3,200          61,000
  Pharmacia Corp. ..........................................       39,578       2,414,258
  Praxair, Inc. ............................................        4,900         217,437
  Rohm & Haas Co. ..........................................        6,800         246,925
  Sigma Aldrich Corp. ......................................        2,700         106,144
  Union Carbide Corp. ......................................        4,200         226,012
                                                                             ------------
                                                                                6,292,482
                                                                             ------------
Communications -- 8.7%
  *ADC Telecommunications, Inc. ............................       23,700         429,562
  ALLTEL Corp. .............................................        9,800         611,887
  *Andrew Corp. ............................................        2,600          56,550
  AT&T Corp. ...............................................      115,714       2,003,299
  *Avaya, Inc. .............................................        8,566          88,337
  BellSouth Corp. ..........................................       57,600       2,358,000
  CenturyTel, Inc. .........................................        4,300         153,725
  *Comcast Corp. Special Class A Non-Voting.................       27,800       1,160,650
  *Comverse Technology, Inc. ...............................        4,800         521,400
  Corning Glass, Inc. ......................................       28,200       1,489,312
  *Global Crossing Ltd. ....................................       27,000         386,437
  *JDS Uniphase Corp. ......................................       29,500       1,229,781
  Lucent Technologies, Inc. ................................      102,900       1,389,150
  *Nextel Communications, Inc., Class A.....................       23,200         574,200
  Nortel Networks Corp. ....................................       95,000       3,045,937
  *Qualcomm, Inc. ..........................................       22,900       1,882,094
  *Qwest Communications International, Inc. ................       50,823       2,083,743
  SBC Communications, Inc. .................................      104,000       4,966,000
  Scientific-Atlanta, Inc. .................................        4,900         159,556
  Sprint Corp. .............................................       26,700         542,344
  *Sprint Corp. (PCS Group).................................       28,600         584,512

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications (Continued)
  *Tellabs, Inc. ...........................................       12,600    $    711,900
  Verizon Communications....................................       82,800       4,150,350
  *Worldcom, Inc. ..........................................       87,600       1,226,400
                                                                             ------------
                                                                               31,805,126
                                                                             ------------
Computers -- 8.0%
  *Adaptec, Inc. ...........................................        3,200          32,800
  *Apple Computer, Inc. ....................................       10,000         148,750
  *Cabletron Systems, Inc. .................................        5,700          85,856
  *Ceridian Corp. ..........................................        4,500          89,719
  *Cisco Systems, Inc. .....................................      220,700       8,441,775
  Compaq Computer Corp. ....................................       51,700         778,085
  *Computer Sciences Corp. .................................        5,200         312,650
  *Dell Computer Corp. .....................................       78,900       1,375,819
  *EMC Corp. ...............................................       66,900       4,448,850
  *Gateway, Inc. ...........................................        9,900         178,101
  Hewlett Packard Co. ......................................       60,600       1,912,687
  International Business Machines Corp. ....................       53,800       4,573,000
  *Maxim Integrated Products, Inc. .........................        8,600         411,187
  *NCR Corp. ...............................................        2,700         132,637
  *Network Appliance, Inc. .................................        9,600         616,650
  *Palm, Inc. ..............................................       17,318         490,316
  Pitney Bowes, Inc. .......................................        7,700         255,062
  *Sapient Corp. ...........................................        3,600          42,975
  *Siebel Systems, Inc. ....................................       13,200         894,300
  *Sun Microsystems, Inc. ..................................       98,700       2,751,262
  Symbol Technologies, Inc. ................................        4,400         158,400
  *Unisys Corp. ............................................        9,600         140,400
  *Veritas Software Corp. ..................................       12,000       1,050,000
                                                                             ------------
                                                                               29,321,281
                                                                             ------------
Conglomerates -- 0.0%
  Kaufman & Broad Home Corp. ...............................        1,500          50,531
                                                                             ------------
Consumer Products -- 1.6%
  Briggs & Stratton Corp. ..................................          700          31,062
  Clorox Co. ...............................................        7,300         259,150
  Fortune Brands, Inc. .....................................        5,100         153,000
  Grainger (W.W.), Inc. ....................................        2,900         105,850
  Ingersoll Rand Co. .......................................        5,100         213,562
  Kimberly-Clark Corp. .....................................       16,500       1,166,385
  Maytag Corp. .............................................        2,100          67,856
  Newell Rubbermaid, Inc. ..................................        8,300         188,825

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Consumer Products (Continued)
  Paccar, Inc. .............................................        2,500    $    123,125
  Pall Corp. ...............................................        3,700          78,856
  Procter & Gamble Co. .....................................       40,000       3,137,500
  Stanley Works, Inc. ......................................        2,700          84,206
  Timken Co. ...............................................        1,900          28,737
  Tupperware Corp. .........................................        1,700          34,744
  Whirlpool Corp. ..........................................        2,300         109,681
                                                                             ------------
                                                                                5,782,539
                                                                             ------------
Containers -- 0.1%
  Ball Corp. ...............................................          900          41,456
  Bemis Co., Inc. ..........................................        1,600          53,700
  *Pactiv Corp. ............................................        5,400          66,825
  *Sealed Air Corp. ........................................        2,600          79,300
                                                                             ------------
                                                                                  241,281
                                                                             ------------
Cosmetics and Toiletries -- 0.8%
  Alberto-Culver Co., Class B...............................        1,700          72,781
  Avon Products, Inc. ......................................        7,100         339,912
  Colgate-Palmolive Co. ....................................       17,800       1,148,990
  Gillette Co. .............................................       32,400       1,170,450
  International Flavors & Fragrances, Inc. .................        3,300          67,031
                                                                             ------------
                                                                                2,799,164
                                                                             ------------
Drugs & Health Care -- 11.7%
  Abbott Laboratories.......................................       47,700       2,310,469
  *Aetna, Inc. .............................................        4,200         172,462
  Allergan, Inc. ...........................................        3,900         377,569
  *Alza Corp. ..............................................        7,200         306,000
  American Home Products Corp. .............................       40,200       2,554,710
  Bausch & Lomb, Inc. ......................................        1,600          64,700
  Baxter International, Inc. ...............................        9,000         794,812
  Becton, Dickinson & Co. ..................................        7,800         270,075
  Bristol-Myers Squibb Co. .................................       60,000       4,436,250
  Cardinal Health, Inc. ....................................        8,600         856,775
  Chiron Corp. .............................................        5,500         244,750
  CVS Corp. ................................................       11,800         707,262
  Eli Lilly & Co. ..........................................       34,600       3,219,962
  *Forest Laboratories, Inc. ...............................        2,700         358,762
  HCA - The Healthcare Co. .................................       17,000         748,170
  *Healthsouth Corp. .......................................       12,200         199,012
  *Humana, Inc. ............................................        5,000          76,250

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Drugs & Health Care (Continued)
  IMS Health, Inc. .........................................        9,100    $    245,700
  Johnson & Johnson.........................................       42,600       4,475,662
  *King Pharmaceuticals, Inc. ..............................        5,200         268,775
  McKesson HBOC, Inc. ......................................        8,800         315,832
  *Medimmune, Inc. .........................................        6,300         300,431
  Merck & Co., Inc. ........................................       70,600       6,609,925
  Pfizer, Inc. .............................................      193,525       8,902,150
  *Quintiles Transnational Corp. ...........................        3,600          75,375
  Schering Plough Corp. ....................................       45,000       2,553,750
  *Tenet Healthcare Corp. ..................................        9,700         431,044
  Unitedhealth Group, Inc. .................................        9,800         601,475
  *Watson Pharmaceuticals, Inc. ............................        3,000         153,562
  *Wellpoint Health Networks, Inc. .........................        2,000         230,500
                                                                             ------------
                                                                               42,862,171
                                                                             ------------
Electronic Instruments -- 0.2%
  *Analog Devices, Inc. ....................................       10,900         557,944
  *Conexant Systems, Inc. ..................................        7,000         107,625
                                                                             ------------
                                                                                  665,569
                                                                             ------------
Electronics -- 6.5%
  *Advanced Micro Devices, Inc. ............................        9,200         127,075
  *Agilent Technologies, Inc. ..............................       14,037         768,526
  Emerson Electric Co. .....................................       13,000       1,024,562
  General Electric Co. .....................................      303,900      14,568,206
  Johnson Controls, Inc. ...................................        2,700         140,400
  Linear Technology Corp. ..................................        9,500         439,375
  Molex, Inc. ..............................................        6,125         217,437
  Motorola, Inc. ...........................................       67,100       1,358,775
  PerkinElmer, Inc. ........................................        1,500         157,500
  *Power-One, Inc. .........................................        2,300          90,419
  Radioshack Corp. .........................................        5,700         244,031
  Rockwell International Corp. .............................        5,900         280,987
  *Sanmina Corp. ...........................................        4,700         360,137
  *Solectron Corp. .........................................       19,500         661,050
  Tektronix, Inc. ..........................................        2,800          94,325
  *Teradyne, Inc. ..........................................        5,300         197,425
  Texas Instruments, Inc. ..................................       53,100       2,515,612
  Thomas & Betts Corp. .....................................        1,700          27,519
  *Xilinx, Inc. ............................................       10,100         465,862
                                                                             ------------
                                                                               23,739,223
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Energy -- 2.4%
  *AES Corp. ...............................................       14,000    $    775,250
  Allegheny Energy, Inc. ...................................        3,300         159,019
  *American Power Conversion Corp. .........................        6,000          74,250
  Baker Hughes, Inc. .......................................       10,200         423,937
  Chevron Corp. ............................................       19,700       1,663,419
  DTE Energy Co. ...........................................        4,500         175,219
  Dynegy Inc., Class A......................................        9,700         543,806
  *Fluor Corp. .............................................        2,300          76,044
  FPL Group, Inc. ..........................................        5,500         394,625
  Royal Dutch Petroleum Co. ................................       65,700       3,978,956
  Williams Cos., Inc. ......................................       13,600         543,150
                                                                             ------------
                                                                                8,807,675
                                                                             ------------
Entertainment -- 0.5%
  Walt Disney Co. ..........................................       64,300       1,860,681
                                                                             ------------
Finance -- 6.7%
  Ambac Financial Group, Inc. ..............................        3,150         183,684
  American Express Co. .....................................       40,900       2,246,944
  Bear Stearns Companies, Inc. .............................        3,300         167,269
  Capital One Financial Corp. ..............................        5,900         388,294
  CIT Group, Inc., Class A..................................        8,400         169,050
  Citigroup, Inc. ..........................................      154,181       7,872,867
  Countrywide Credit Industries, Inc. ......................        3,500         175,875
  Equifax, Inc. ............................................        4,300         123,356
  First Data Corp. .........................................       12,100         637,519
  FleetBoston Financial Corp. ..............................       27,500       1,032,969
  Franklin Resources, Inc. .................................        7,500         285,750
  H & R Block, Inc. ........................................        2,800         115,850
  Hartford Financial Services, Inc. ........................        6,900         487,312
  Household International, Inc. ............................       14,600         803,000
  Lehman Brothers Holdings, Inc. ...........................        7,400         500,425
  MBNA Corp. ...............................................       26,100         964,069
  Merrill Lynch & Co., Inc. ................................       24,600       1,677,413
  Morgan Stanley Dean Witter & Co. .........................       34,400       2,726,200
  Paychex, Inc. ............................................       11,550         561,619
  Providian Financial Corp. ................................        8,800         506,000
  State Street Corp. .......................................        5,000         621,050
  Stilwell Financial, Inc. .................................        7,000         276,063
  Synovus Financial Corp. ..................................        8,700         234,356
  T.Rowe Price Group, Inc. .................................        3,800         160,609
  USA Education, Inc. ......................................        4,900         333,200

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance (Continued)
  Wachovia Corp. ...........................................        6,300    $    366,188
  Washington Mutual, Inc. ..................................       16,600         880,838
                                                                             ------------
                                                                               24,497,769
                                                                             ------------
Finance - Investment & Other -- 1.5%
  Charles Schwab Corp. .....................................       42,450       1,204,519
  *Charter One Financial, Inc. .............................        5,935         171,373
  Fannie Mae................................................       31,000       2,689,250
  Freddie Mac...............................................       21,400       1,473,925
                                                                             ------------
                                                                                5,539,067
                                                                             ------------
Food & Food Distributors -- 2.2%
  Archer-Daniels Midland Co. ...............................       19,845         297,675
  Campbell Soup Co. ........................................       12,800         443,200
  ConAgra, Inc. ............................................       16,400         426,400
  General Mills, Inc. ......................................        8,800         392,150
  Heinz (H.J.) Co. .........................................       10,400         493,350
  Hershey Foods Corp. ......................................        4,300         276,813
  Kellogg Co. ..............................................       12,700         333,375
  *Kroger Co. ..............................................       25,400         687,388
  Quaker Oats Co. ..........................................        4,100         399,238
  Ralston Purina Group......................................        9,500         248,188
  *Safeway, Inc. ...........................................       15,400         962,500
  Sara Lee Corp. ...........................................       25,600         628,800
  *Starbucks Corp. .........................................        5,800         256,650
  Supervalu, Inc. ..........................................        3,500          48,563
  Sysco Corp. ..............................................       20,800         624,000
  Unilever N.V..............................................       17,700       1,113,994
  Wrigley (Wm.) Jr., Co. ...................................        3,400         325,763
                                                                             ------------
                                                                                7,958,047
                                                                             ------------
Home Furnishings/Housewares -- 0.0%
  Leggett & Platt, Inc. ....................................        6,100         115,519
                                                                             ------------
Hotel/Restaurants -- 0.2%
  Hilton Hotels Corp. ......................................       11,600         121,800
  Marriott International, Inc., Class A.....................        7,500         316,875
  Starwood Hotels & Resorts Worldwide, Inc. ................        5,800         204,450
                                                                             ------------
                                                                                  643,125
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Industrial Diversified -- 0.1%
  Parker-Hannifin Corp. ....................................        3,500    $    154,438
  Sherwin Williams Co. .....................................        5,200         136,825
                                                                             ------------
                                                                                  291,263
                                                                             ------------
Insurance -- 4.1%
  AFLAC, Inc. ..............................................        8,000         577,500
  Allstate Corp. ...........................................       22,700         988,869
  American General Corp. ...................................        7,700         627,550
  American International Group, Inc. .......................       71,400       7,037,363
  Aon Corp. ................................................        8,000         274,000
  Chubb Corp. ..............................................        5,400         467,100
  Cigna Corp. ..............................................        4,700         621,810
  Cincinnati Financial Corp. ...............................        5,100         201,769
  Conseco, Inc. ............................................        9,900         130,556
  Jefferson-Pilot Corp. ....................................        3,000         224,250
  Lincoln National Corp. ...................................        5,800         274,413
  Loews Corp. ..............................................        3,100         321,044
  Marsh & McLennan Cos., Inc. ..............................        8,300         971,100
  MBIA, Inc. ...............................................        3,100         229,788
  MetLife, Inc. ............................................       23,400         819,000
  MGIC Investment Corp. ....................................        3,300         222,544
  Progressive Corp. ........................................        2,300         238,338
  Safeco Corp. .............................................        4,000         131,500
  St. Paul Companies, Inc. .................................        6,900         374,756
  Torchmark Corp. ..........................................        4,000         153,750
  UnumProvident Corp. ......................................        7,500         201,563
                                                                             ------------
                                                                               15,088,563
                                                                             ------------
Leisure & Amusements -- 0.2%
  Brunswick Corp. ..........................................        2,800          46,025
  Carnival Corp., Class A...................................       18,300         563,869
  *Harrah's Entertainment, Inc. ............................        3,200          84,400
  Mattel, Inc. .............................................       13,200         190,608
                                                                             ------------
                                                                                  884,902
                                                                             ------------
Machinery & Heavy Equipment -- 0.3%
  Caterpillar, Inc. ........................................       10,500         496,781
  Deere & Co. ..............................................        7,300         334,431
  Dover Corp. ..............................................        6,400         259,600
  McDermott International, Inc. ............................        1,700          18,275
                                                                             ------------
                                                                                1,109,087
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Machinery & Instrumentation -- 0.0%
  Snap-On, Inc. ............................................        1,900    $     52,963
                                                                             ------------
Manufacturing -- 2.2%
  Alcan Aluminium Ltd. .....................................        9,900         338,456
  Alcoa, Inc. ..............................................       26,340         882,390
  Allegheny Technologies, Inc. .............................        2,800          44,450
  Cooper Industries, Inc. ..................................        2,900         133,219
  Crane Co. ................................................        1,900          54,031
  Cummins Engine Co., Inc. .................................        1,300          49,319
  Danaher Corp. ............................................        4,400         300,850
  Eaton Corp. ..............................................        2,300         172,931
  Honeywell International, Inc. ............................       24,400       1,154,425
  Millipore Corp. ..........................................        1,400          88,200
  Minnesota Mining & Manufacturing Co. .....................       12,200       1,470,100
  National Service Industries, Inc. ........................        1,400          35,963
  PPG Industries, Inc. .....................................        5,400         250,088
  Textron, Inc. ............................................        4,300         199,950
  Tyco International Ltd. ..................................       53,670       2,978,685
                                                                             ------------
                                                                                8,153,057
                                                                             ------------
Manufacturing Equipment -- 0.2%
  Illinois Tool Works, Inc. ................................        9,200         547,975
  ITT Industries, Inc. .....................................        2,700         104,625
  *Thermo Electron Corp. ...................................        5,300         157,675
                                                                             ------------
                                                                                  810,275
                                                                             ------------
Medical & Medical Services -- 0.6%
  *Amgen Corp. .............................................       31,600       2,020,425
  *Biogen, Inc. ............................................        4,500         270,281
  *Manor Care, Inc. ........................................        3,200          66,000
                                                                             ------------
                                                                                2,356,706
                                                                             ------------
Medical Equipment & Supplies -- 1.1%
  Applera Corp. ............................................        6,400         602,000
  Bard (C.R.), Inc. ........................................        1,600          74,500
  *Boston Scientific Corp. .................................       12,200         166,988
  *Guidant Corp. ...........................................        9,300         501,619
  Medtronic, Inc. ..........................................       36,800       2,221,800
  Stryker Corp. ............................................        6,300         318,717
                                                                             ------------
                                                                                3,885,624
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Medical Instruments -- 0.1%
  Biomet, Inc. .............................................        5,400    $    214,313
  *St. Jude Medical, Inc. ..................................        2,600         159,738
                                                                             ------------
                                                                                  374,051
                                                                             ------------
Metals & Mining -- 0.2%
  Barrick Gold Corp. .......................................       12,300         201,474
  *Freeport-McMoran Copper & Gold, Inc. ....................        5,100          43,669
  Homestake Mining Co. .....................................        8,100          33,919
  *Inco Ltd. ...............................................        4,900          82,124
  Newmont Mining Corp. .....................................        5,400          92,138
  Phelps Dodge Corp. .......................................        2,500         139,531
  Placer Dome, Inc. ........................................       10,700         102,988
  Worthington Industries, Inc. .............................        2,700          21,769
                                                                             ------------
                                                                                  717,612
                                                                             ------------
Office Equipment & Supplies -- 0.1%
  Avery-Dennison Corp. .....................................        3,500         192,063
  *Staples, Inc. ...........................................       14,600         172,463
  Xerox Corp. ..............................................       20,800          96,200
                                                                             ------------
                                                                                  460,726
                                                                             ------------
Oil & Gas -- 4.3%
  Amerada Hess Corp. .......................................        2,800         204,575
  Anadarko Petroleum Corp. .................................        7,549         536,583
  Apache Corp. .............................................        3,600         252,225
  Burlington Resources, Inc. ...............................        6,800         343,400
  Coastal Corp. ............................................        6,700         591,694
  Conoco, Inc., Class B.....................................       19,400         561,388
  Devon Energy Corp. .......................................        3,900         237,783
  EOG Resources, Inc. ......................................        3,500         191,406
  Exxon Mobil Corp. ........................................      106,600       9,267,538
  KeySpan Corp. ............................................        4,100         173,738
  Kinder Morgan, Inc. ......................................        3,600         187,875
  *Nabors Industries, Inc. .................................        4,500         266,175
  Occidental Petroleum Corp. ...............................       11,500         278,875
  Phillips Petroleum Co. ...................................        7,900         449,313
  Sunoco, Inc. .............................................        2,900          97,694
  Texaco, Inc. .............................................       17,000       1,056,125
  Tosco Corp. ..............................................        4,500         152,719

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil & Gas (Continued)
  Transocean Sedco Forex, Inc. .............................        6,500    $    299,000
  Unocal Corp. .............................................        7,500         290,156
  USX-Marathon Group, Inc. .................................        9,700         269,175
                                                                             ------------
                                                                               15,707,437
                                                                             ------------
Oil Equipment & Services -- 0.6%
  Halliburton Co. ..........................................       13,800         500,250
  Kerr-McGee Corp. .........................................        3,000         200,813
  *Rowan Cos., Inc. ........................................        2,900          78,300
  Schlumberger Ltd. ........................................       17,400       1,390,913
                                                                             ------------
                                                                                2,170,276
                                                                             ------------
Paper & Forest Products -- 0.4%
  Boise Cascade Corp. ......................................        1,700          57,163
  Georgia Pacific Corp. ....................................        6,992         217,626
  International Paper Co. ..................................       14,921         608,963
  Louisiana-Pacific Corp. ..................................        3,700          37,463
  Mead Corp. ...............................................        3,100          97,263
  Potlatch Corp. ...........................................          900          30,206
  Temple Inland, Inc. ......................................        1,700          91,163
  Westvaco Corp. ...........................................        3,100          90,481
  Willamette Industries, Inc. ..............................        3,500         164,281
                                                                             ------------
                                                                                1,394,609
                                                                             ------------
Photography Equipment & Supplies -- 0.1%
  Eastman Kodak Co. ........................................        9,400         370,125
                                                                             ------------
Railroads -- 0.3%
  Burlington Northern Santa Fe Corp. .......................       12,400         351,075
  CSX Corp. ................................................        6,700         173,781
  Norfolk Southern Corp. ...................................       11,900         158,419
  Union Pacific Corp., Series A.............................        7,700         390,775
                                                                             ------------
                                                                                1,074,050
                                                                             ------------
Real Estate -- 0.1%
  Weyerhaeuser Co. .........................................        6,500         329,875
                                                                             ------------
Restaurants -- 0.5%
  Darden Restaurants, Inc. .................................        4,100          93,788
  McDonald's Corp. .........................................       40,200       1,366,800
  *Tricon Global Restaurants, Inc. .........................        4,200         138,600
  Wendy's International, Inc. ..............................        3,700          97,125
                                                                             ------------
                                                                                1,696,313
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail - Clothing and Apparel -- 0.2%
  Gap, Inc. ................................................       26,000    $    663,000
  Tiffany & Co., Inc. ......................................        4,600         145,475
                                                                             ------------
                                                                                  808,475
                                                                             ------------
Retail Merchandising -- 4.6%
  Albertson's, Inc. ........................................       12,900         341,850
  *Bed, Bath & Beyond, Inc. ................................        8,800         196,900
  *Best Buy Co., Inc. ......................................        6,300         186,244
  Circuit City Stores, Inc. ................................        6,300          72,450
  *Consolidated Stores Corp. ...............................        3,200          34,000
  *Costco Wholesale Corp. ..................................       13,800         551,138
  Dillard's, Inc., Class A..................................        3,100          36,619
  Dollar General Corp. .....................................       10,375         195,828
  *Federated Department Stores, Inc. .......................        6,600         231,000
  Hasbro, Inc. .............................................        5,400          57,375
  Home Depot, Inc. .........................................       71,200       3,252,950
  *K Mart Corp. ............................................       15,200          80,750
  *Kohls Corp. .............................................       10,100         616,100
  Limited, Inc. ............................................       13,000         221,813
  Longs Drug Stores, Inc. ..................................        1,200          28,950
  May Department Stores Co. ................................        9,200         301,300
  Nordstrom, Inc. ..........................................        4,200          76,388
  *Office Depot, Inc. ......................................       10,400          74,100
  Penney (J.C.) Co., Inc. ..................................        8,100          88,088
  Sears, Roebuck & Co. .....................................       10,200         354,450
  Target Corp. .............................................       27,900         899,775
  TJX Companies, Inc. ......................................        9,000         249,750
  *Toys "R" Us, Inc. .......................................        6,700         111,806
  Wal-Mart Stores, Inc. ....................................      137,100       7,283,438
  Walgreen Co. .............................................       31,100       1,300,369
  Winn-Dixie Stores, Inc. ..................................        4,600          89,125
                                                                             ------------
                                                                               16,932,556
                                                                             ------------
Semiconductors -- 2.9%
  *Altera Corp..............................................       12,200         321,013
  *Applied Materials, Inc...................................       25,000         954,688
  *Applied Micro Circuits Corp..............................        8,900         667,917
  *Broadcom Corp., Class A..................................        7,200         608,400
  Intel Corp................................................      206,000       6,231,500
  *KLA-Tencor Corp..........................................        5,700         192,019
  *LSI Logic Corp...........................................        9,300         158,937
  *Micron Technology, Inc...................................       17,400         617,700

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Semiconductors (Continued)
  *National Semiconductor Corp..............................        5,300    $    106,663
  *Novellus Systems, Inc....................................        4,000         143,750
  *QLogic Corp..............................................        2,900         223,300
  *Vitesse Semiconductors Corp..............................        5,700         315,281
                                                                             ------------
                                                                               10,541,168
                                                                             ------------
Software -- 3.9%
  Adobe Systems, Inc........................................        7,400         430,588
  Autodesk, Inc.............................................        1,900          51,181
  *BMC Software, Inc........................................        7,600         106,400
  *BroadVision, Inc.........................................        8,100          95,681
  *Citrix Systems, Inc......................................        5,600         126,000
  Computer Associates International, Inc....................       18,300         356,850
  *Compuware Corp...........................................       11,200          70,000
  *Intuit, Inc..............................................        6,200         244,513
  *Mercury Interactive Corp.................................        2,500         225,625
  *Microsoft Corp...........................................      163,500       7,112,250
  *Novell, Inc..............................................       10,200          53,231
  *Oracle Corp..............................................      171,700       4,990,031
  *Parametric Technology Corp...............................        8,400         112,875
  *PeopleSoft, Inc..........................................        8,400         312,375
                                                                             ------------
                                                                               14,287,600
                                                                             ------------
Steel -- 0.0%
  Nucor Corp................................................        2,700         107,156
  USX-U.S. Steel Group, Inc.................................        2,900          52,200
                                                                             ------------
                                                                                  159,356
                                                                             ------------
Tobacco -- 0.9%
  Philip Morris Cos., Inc...................................       68,200       3,000,800
  UST, Inc..................................................        5,000         140,313
                                                                             ------------
                                                                                3,141,113
                                                                             ------------
Travel -- 0.0%
  *Sabre Holdings Corp......................................        4,068         175,433
                                                                             ------------
Trucking -- 0.1%
  *FDX Corp. ...............................................        8,500         339,660
  Ryder System, Inc. .......................................        2,000          33,250
                                                                             ------------
                                                                                  372,910
                                                                             ------------
Utilities -- 2.9%
  Ameren Corp. .............................................        4,300         199,144
  American Electric Power Co. ..............................        9,960         463,140

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Utilities (Continued)
  *Calpine Corp. ...........................................        8,400    $    378,525
  Cinergy Corp. ............................................        5,000         175,625
  CMS Energy Corp. .........................................        3,500         110,906
  Consolidated Edison, Inc. ................................        6,200         238,700
  Constellation Energy Group................................        4,700         211,794
  Dominion Resources, Inc. (VA).............................        7,300         489,100
  Duke Power Co. ...........................................       11,300         963,325
  Edison International......................................       10,300         160,938
  El Paso Energy Corp. .....................................        7,200         515,700
  Enron Corp. ..............................................       22,700       1,886,938
  Entergy Corp. ............................................        6,900         291,956
  Exelon Corp. .............................................        9,812         688,901
  FirstEnergy Corp. ........................................        7,300         230,406
  GPU, Inc. ................................................        3,900         143,569
  *Niagara Mohawk Holdings, Inc. ...........................        4,300          71,756
  Nicor, Inc. ..............................................        1,300          56,144
  NiSource, Inc. ...........................................        6,564         201,843
  Oneok, Inc. ..............................................          900          43,369
  Peoples Energy Corp. .....................................        1,100          49,225
  PG&E Corp. ...............................................       12,000         240,000
  Pinnacle West Capital Corp. ..............................        2,700         128,588
  PP&L Resources, Inc. .....................................        4,500         203,344
  Progress Energy, Inc. ....................................        6,326         311,160
  Progress Energy, Inc.-CVO.................................        1,500             675
  Public Service Enterprise Group, Inc. ....................        6,600         320,925
  Reliant Energy, Inc. .....................................        9,200         398,475
  Sempra Energy.............................................        6,207         144,313
  Southern Co. .............................................       19,900         661,675
  TXU Corp. ................................................        8,200         363,363
  Xcel Energy, Inc. ........................................       10,380         301,669
                                                                             ------------
                                                                               10,645,191
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The Equity 500 Index Portfolio

Statement of Net Assets, December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Waste Management -- 0.2%
  *Allied Waste Industries, Inc. ...........................        5,900    $     85,919
  Waste Management, Inc. ...................................       19,000         527,250
                                                                             ------------
                                                                                  613,169
                                                                             ------------
    TOTAL COMMON STOCK (COST $389,397,484)..................                  360,428,604
                                                                             ------------
SHORT TERM INVESTMENTS -- 1.3%
  Provident Institutional Funds -- TempCash.................    4,620,219       4,620,219
                                                                             ------------
    TOTAL SHORT TERM INVESTMENTS (COST $4,620,219)..........                    4,620,219
                                                                             ------------
    TOTAL INVESTMENTS -- 99.6% (COST $394,017,703)..........                  365,048,823
                                                                             ------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%...............                    1,289,283
                                                                             ------------
NET ASSETS -- 100.0%
  (Equivalent to $9.36 per share based on 39,140,619 shares
    of capital stock outstanding)...........................                 $366,338,106
                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($366,338,106/39,140,619 shares outstanding)..............                 $       9.36
                                                                             ============

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

2000 Annual Review
Market Street Investment Management Company (MSIM)

--------------------------------------------------------------------------------

     The total return for the Market Street Fund All Pro Large Cap Growth Portfolio for the year ended December 31, 2000 was -19.0%. This performance significantly exceeded the -25.0% return of the Wilshire Large Growth Index, the style benchmark with which we compare the Portfolio's performance.

     Growth stocks ended the year by posting one of their worst relative performances versus value stocks in seven years. For the year, the Wilshire Large Growth Index, severely under-performed the Wilshire Large Value Index, which was up 1.1%. Both large and small cap growth stocks were down about 25%. A certain retracement of the multi-year out-performance of growth stocks was inevitable, but the fierceness of the decline was a surprise to many investors. Most of the negative performance for the year occurred in the fourth quarter, as the Wilshire Large Growth Index was down over 21%.

     MSIM has selected the following two sub-advisers to perform the day-to-day management of the Portfolio. These firms possess a large cap growth orientation and discipline.

MANAGER                                                  APPROXIMATE PORTFOLIO %
-------                                                  -----------------------
Geewax Terker & Co.                                                 50%
Alliance Capital Management                                         50%
                                                                   ---
Total Portfolio                                                    100%

     The year 2000 will be forever looked back upon as the year the Internet "bubble" burst. The year can be divided into two separate market environments. The first environment was the beginning of the year until mid-March; whereby stocks exhibiting high projected long-term earnings growth, price momentum, earnings/sales momentum and high price earnings were rewarded handsomely by the marketplace. The second phase or the "correction" phase encompassed the remainder of the year whereby all aforementioned characteristics were severely punished. Deterioration in earnings growth and quality caused a severe pullback in the fourth quarter in growth stocks especially within the Technology sector. Finally, as economic growth slowed, there was a significant shift in Federal Reserve policy from a tightening bias to an easing bias.

     During 2000, the Portfolio's sector weighting did help contain the decline in value. The overweight in financial stocks and the underweight in technology stocks proved to be a good defensive strategy. Individual stock selection also aided relative performance versus the Wilshire style benchmark. This was especially true within the technology sector that was ravaged during the fourth quarter.

     The largest sector holdings of the Portfolio include:

SECTOR                                                           %
------                                                          ----
Drugs and Health Care                                           13.4%
Computers                                                       12.0%
Electronics                                                      9.6%
Finance-Investment & Other                                       7.2%
Retail Merchandising                                             7.1%
Communications                                                   7.1%

     As we enter 2001, the Federal Reserve once again has taken center stage. Short-term information entering the market will generally have a negative undertone with slower earnings and revenue growth along with suspect earnings quality. The stock markets' ability to move forward will be predicated on its comfort with the potential for earnings acceleration during the second half of 2001. In the meantime, do not expect a decrease in volatility within the stock market. Short-term earnings will generally be poor and every piece of macro economic news will be dissected to determine the Federal Reserve's ability to continue lowering rates. Looking ahead to 2001, we believe that our positioning in high growth industries will serve the fund well over the long term.

     We look forward to your support and our long-term goal of capital appreciation.

Sarah C. Lange, CFA
[All Pro Large Cap Growth Portfolio Performance graph]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                      10000                              10000
1998                                                                       11770                              12073
1999                                                                       14774                              16266
2000                                                                       11967                              12203

+ The Index is the Wilshire Large Cap Growth Index, an unmanaged index of common stocks that includes reinvestment of dividends.

* Inception date was May 4, 1998.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2000

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 94.5%
Aerospace & Defense -- 0.0%
  Boeing Co. ...............................................           90    $     5,940
                                                                             -----------
Automotive & Equipment -- 0.9%
  Harley-Davidson, Inc. ....................................       10,100        401,475
                                                                             -----------
Banks -- 1.3%
  Chase Manhattan Corp. ....................................       12,900        586,144
                                                                             -----------
Beverages -- 0.8%
  Pepsico, Inc. ............................................        7,350        364,284
                                                                             -----------
Broadcasting & Publishing -- 1.4%
  AT&T Corp. - Liberty Media, Class A.......................          700          9,494
  Reader's Digest Assn., Inc., Class A......................           70          2,739
  Time Warner, Inc. ........................................       12,050        629,492
                                                                             -----------
                                                                                 641,725
                                                                             -----------
Business & Consumer Services -- 1.6%
  3Com Corp. ...............................................        1,570         13,345
  *America Online, Inc. ....................................       10,940        380,712
  Catalina Marketing Corp. .................................          100          3,894
  CMGI, Inc. ...............................................          570          3,188
  Ebay, Inc. ...............................................          750         24,750
  InfoSpace.com, Inc. ......................................        1,000          8,844
  Internap Network Services Corp. ..........................          150          1,087
  Omnicom Group, Inc. ......................................          900         74,587
  Safeguard Scientific, Inc. ...............................          200          1,325
  *SEI Investments Co. .....................................          300         33,600
  *TeleTech Holdings, Inc. .................................          210          3,859
  TMP Worldwide, Inc. ......................................          300         16,500
  *VeriSign, Inc. ..........................................        1,450        107,572
  *Yahoo!, Inc. ............................................        1,450         43,749
                                                                             -----------
                                                                                 717,012
                                                                             -----------
Chemicals & Allied Products -- 3.2%
  Pharmacia Corp. ..........................................       23,969      1,462,109
                                                                             -----------
Communications -- 7.1%
  *ADC Telecommunications, Inc. ............................        2,790         50,569
  *Advanced Fibre Communications, Inc. .....................          360          6,502
  *Amdocs, Ltd. ............................................        5,800        384,250
  *AT&T Wireless Group......................................       13,900        240,644
  *Comcast Corp. Special Class A Non-Voting.................        3,700        154,475
  *Comverse Technology, Inc. ...............................          800         86,900
  Corning Glass, Inc. ......................................        6,600        348,562
  *Ditech Communications Corp. .............................          200          3,212

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications (Continued)
  *DMC Stratex Networks, Inc. ..............................          480    $     7,200
  *Efficient Networks, Inc. ................................          360          4,815
  JDS Uniphase Corp. .......................................        6,600        275,137
  Kana Communication, Inc. .................................          500          5,750
  McLeodUSA, Inc. ..........................................          770         10,876
  Metromedia Fiber Network, Inc. ...........................        1,720         17,415
  Newport Corp. ............................................          140         11,005
  Nokia Corp. - ADR.........................................       12,800        556,800
  Nortel Networks Corp. ....................................        9,183        294,430
  *Polycom, Inc. ...........................................          120          3,862
  *Qwest Communications International, Inc. ................        3,220        132,020
  Redback Networks, Inc. ...................................          900         36,900
  SBC Communications, Inc. .................................        1,160         55,390
  Scientific-Atlanta, Inc. .................................          810         26,376
  Sycamore Networks, Inc. ..................................        1,300         48,425
  *Valassis Communications, Inc. ...........................          100          3,156
  Verizon Communications....................................        2,120        106,265
  *VerticalNet, Inc. .......................................          230          1,531
  Vodafone Group PLC Spons. ADR.............................        8,400        300,825
  *VoiceStream Wireless Corp. ..............................          540         54,337
                                                                             -----------
                                                                               3,227,629
                                                                             -----------
Computers -- 12.0%
  Art Technology Group, Inc. ...............................          400         12,225
  Brocade Communications Systems, Inc. .....................          340         31,216
  *Cadence Design Systems, Inc. ............................          250          6,875
  Cisco Systems, Inc. ......................................       52,700      2,015,775
  *Dell Computer Corp. .....................................        3,210         55,974
  *Digital Lightwave, Inc. .................................          200          6,337
  *EMC Corp. ...............................................       21,010      1,397,165
  Extreme Networks, Inc. ...................................          400         15,650
  Foundry Networks, Inc. ...................................          800         12,000
  *Globespan, Inc. .........................................          310          8,525
  International Business Machines Corp. ....................        6,700        569,500
  Juniper Networks, Inc. ...................................        2,020        254,646
  *Macrovision Corp. .......................................          300         22,205
  *Maxim Integrated Products, Inc. .........................        1,440         68,850
  *Medarex, Inc. ...........................................          340         13,855
  *Network Appliance, Inc. .................................          700         44,964
  *Openwave Systems, Inc. ..................................          200          9,587
  *Palm, Inc. ..............................................          500         14,156
  Quest Software, Inc. .....................................          400         11,225

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Computers (Continued)
  Rambus, Inc. .............................................          300    $    10,837
  RealNetworks, Inc. .......................................        1,660         14,421
  *Siebel Systems, Inc. ....................................          250         16,937
  Silicon Storage Technology, Inc. .........................          600          7,087
  *Sun Microsystems, Inc. ..................................       19,310        538,266
  Symbol Technologies, Inc. ................................          400         14,400
  Veritas Software Corp. ...................................        3,200        280,000
                                                                             -----------
                                                                               5,452,678
                                                                             -----------
Cosmetics and Toiletries -- 1.2%
  Colgate-Palmolive Co. ....................................        8,400        542,220
                                                                             -----------
Drugs & Health Care -- 13.4%
  Abbott Laboratories.......................................          620         30,031
  Allergan, Inc. ...........................................        1,340        129,729
  *Alza Corp. ..............................................        1,250         53,125
  Andrx Group...............................................          400         23,150
  Applera Corp. - Celera Genomics Group.....................          300         10,781
  Bristol-Myers Squibb Co. .................................        1,510        111,646
  Cardinal Health, Inc. ....................................          780         77,707
  Eli Lilly & Co. ..........................................          540         50,254
  *Express Scripts, Inc., Class A...........................           30          3,067
  *Forest Laboratories, Inc. ...............................          500         66,437
  *Inverness Medical Technology, Inc. ......................          340         13,239
  IVAX Corp. ...............................................          990         37,917
  Johnson & Johnson.........................................        3,900        409,744
  *King Pharmaceuticals, Inc. ..............................          500         25,844
  Merck & Co., Inc. ........................................       14,400      1,348,200
  Pfizer, Inc. .............................................       52,670      2,422,820
  Schering Plough Corp. ....................................       22,600      1,282,550
                                                                             -----------
                                                                               6,096,241
                                                                             -----------
Electronic Instruments -- 0.2%
  *Analog Devices, Inc. ....................................        1,700         87,019
                                                                             -----------
Electronics -- 9.6%
  *Agilent Technologies, Inc. ..............................        2,550        139,612
  *Amphenol Corp., Class A..................................          200          7,838
  Flextronics International Ltd. ...........................       12,000        342,000
  General Electric Co. .....................................       59,100      2,833,106
  Linear Technology Corp. ..................................        1,410         65,213
  *Power-One, Inc. .........................................          100          3,931
  Powerwave Technologies, Inc. .............................          350         20,475

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electronics (Continued)
  *Sanmina Corp. ...........................................          300    $    22,988
  *Sawtek, Inc. ............................................          200          9,238
  Semtech Corp. ............................................          400          8,825
  *Solectron Corp. .........................................       23,975        812,753
  *TranSwitch Corp. ........................................          400         15,650
  *Xilinx, Inc. ............................................        1,700         78,413
                                                                             -----------
                                                                               4,360,042
                                                                             -----------
Energy -- 0.8%
  *AES Corp. ...............................................        3,800        210,425
  Dynegy, Inc., Class A.....................................        3,090        173,233
                                                                             -----------
                                                                                 383,658
                                                                             -----------
Finance -- 6.7%
  American Express Co. .....................................          150          8,241
  Citigroup, Inc. ..........................................       16,033        818,685
  MBNA Corp. ...............................................       33,870      1,251,073
  Merrill Lynch & Co., Inc. ................................        1,800        122,738
  Morgan Stanley Dean Witter & Co. .........................        8,500        673,625
  Paychex, Inc. ............................................          970         47,166
  Providian Financial Corp. ................................        1,870        107,525
                                                                             -----------
                                                                               3,029,053
                                                                             -----------
Finance - Investment & Other -- 7.2%
  *Federated Investors, Inc., Class B.......................          125          3,641
  iShares Russell 3000 Growth Index Fund....................        9,500        490,734
  iShares Trust Russell 1000 Growth Index Fund..............        7,300        471,763
  Standard & Poor's Mid-Cap 400 Depositary Receipts.........       11,300      1,066,438
  Standard & Poor's Depositary Receipts.....................        9,400      1,233,163
                                                                             -----------
                                                                               3,265,739
                                                                             -----------
Food & Food Distributors -- 0.6%
  *Kroger Co. ..............................................        6,600        178,613
  Quaker Oats Co. ..........................................          400         38,950
  *Safeway, Inc. ...........................................          670         41,875
                                                                             -----------
                                                                                 259,438
                                                                             -----------
Hotel/Restaurants -- 0.1%
  MGM Grand, Inc. ..........................................        1,170         32,979
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Insurance -- 1.5%
  American International Group, Inc. .......................        6,900    $   680,081
                                                                             -----------
Manufacturing -- 2.5%
  Millipore Corp. ..........................................          980         61,740
  Tyco International Ltd. ..................................       17,900        993,450
  Waters Corp. .............................................          860         71,810
                                                                             -----------
                                                                               1,127,000
                                                                             -----------
Medical & Medical Services -- 0.2%
  *Celgene Corp. ...........................................          400         13,000
  *First Health Group Corp. ................................        1,340         62,394
                                                                             -----------
                                                                                  75,394
                                                                             -----------
Medical Equipment & Supplies -- 2.1%
  Apogent Technologies, Inc. ...............................          640         13,120
  Applera Corp. ............................................        1,100        103,469
  Cytyc Corp. ..............................................          150          9,384
  *Guidant Corp. ...........................................        4,000        215,750
  Medtronic, Inc. ..........................................        9,400        567,525
  Stryker Corp. ............................................          600         30,354
  *Sybron Dental Specialties, Inc. .........................          213          3,594
  *Techne Corp. ............................................          200          7,213
                                                                             -----------
                                                                                 950,409
                                                                             -----------
Oil & Gas -- 0.8%
  Anadarko Petroleum Corp. .................................          450         31,986
  Apache Corp. .............................................          275         19,267
  Devon Energy Corp. .......................................        2,470        150,596
  EOG Resources, Inc. ......................................        1,330         72,734
  Helmerich & Payne, Inc. ..................................          640         28,080
  *Nabors Industries, Inc. .................................          250         14,788
  *Newfield Exploration Co. ................................          570         27,039
  *Noble Drilling Corp. ....................................          550         23,891
                                                                             -----------
                                                                                 368,381
                                                                             -----------
Oil Equipment & Services -- 0.2%
  Hanover Compressor Co. ...................................          860         38,324
  *Rowan Cos., Inc. ........................................        1,070         28,890
  Smith International, Inc. ................................          350         26,097
                                                                             -----------
                                                                                  93,311
                                                                             -----------
Railroads -- 0.0%
  Union Pacific Corp., Series A.............................           80          4,060
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail Merchandising -- 7.1%
  *Bed, Bath & Beyond, Inc. ................................        1,600    $    35,800
  Dollar Tree Stores, Inc. .................................          700         17,150
  Home Depot, Inc. .........................................       21,450        979,997
  *Kohls Corp. .............................................       17,190      1,048,590
  Walgreen Co. .............................................          600         25,088
  Wal-Mart Stores, Inc. ....................................       21,400      1,136,875
                                                                             -----------
                                                                               3,243,500
                                                                             -----------
Semiconductors -- 6.5%
  *Altera Corp. ............................................       21,700        570,981
  *Applied Materials, Inc. .................................        3,130        119,527
  *Applied Micro Circuits Corp. ............................        4,820        361,726
  *Broadcom Corp., Class A..................................          500         42,250
  Cree, Inc. ...............................................          400         14,213
  *Cypress Semiconductor Corp. .............................        1,500         29,531
  Dallas Semiconductor Corp. ...............................          550         14,094
  *Fairchild Semiconductor Corp., Class A...................           60            866
  *Integrated Device Technology, Inc. ......................          400         13,250
  Intel Corp. ..............................................       42,300      1,279,575
  *International Rectifier Corp. ...........................          450         13,500
  *KLA-Tencor Corp. ........................................        1,000         33,688
  LAM Research Corp. .......................................        1,840         26,680
  Lattice Semiconductor Corp. ..............................          800         14,700
  Micrel, Inc. .............................................          400         13,475
  Microchip Technology, Inc. ...............................          650         14,259
  *Micron Technology, Inc. .................................        2,100         74,550
  *Novellus Systems, Inc. ..................................          450         16,172
  PMC-Sierra, Inc. .........................................        2,800        220,150
  SanDisk Corp. ............................................          400         11,100
  *SDL, Inc. ...............................................          250         37,047
  *Triquint Semiconductor, Inc. ............................          200          8,738
  *Vitesse Semiconductors Corp. ............................          260         14,381
                                                                             -----------
                                                                               2,944,453
                                                                             -----------
Software -- 5.0%
  Adobe Systems, Inc. ......................................        1,360         79,135
  Ariba, Inc. ..............................................        1,200         64,500
  BEA Systems, Inc. ........................................        1,200         80,775
  *Citrix Systems, Inc. ....................................          340          7,650
  Exodus Communications, Inc. ..............................          770         15,400
  I2 Technologies, Inc. ....................................           50          2,719
  *Inktomi Corp. ...........................................          500          8,938

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Software (Continued)
  *International Game Technology, Inc. .....................          350    $    16,800
  *Mercury Interactive Corp. ...............................          400         36,100
  Micromuse, Inc. ..........................................          700         42,252
  *Microsoft Corp. .........................................       12,780        555,930
  *National Instruments Corp. ..............................          300         14,569
  *Network Associates, Inc. ................................          250          1,047
  *Oracle Corp. ............................................       43,060      1,251,431
  Rational Software Corp. ..................................        1,200         46,725
  *Symantec Corp. ..........................................           60          2,003
  *TIBCO Software, Inc. ....................................          900         43,144
  *Wind River Systems, Inc. ................................          680         23,205
                                                                             -----------
                                                                               2,292,323
                                                                             -----------
Transportation -- 0.0%
  Expeditors International of Washington, Inc. .............          230         12,348
                                                                             -----------
Utilities -- 0.5%
  Calpine Corp. ............................................          800         36,050
  Enron Corp. ..............................................        2,050        170,406
                                                                             -----------
                                                                                 206,456
                                                                             -----------
    TOTAL COMMON STOCK (COST $45,456,968)...................                  42,913,101
                                                                             -----------
SHORT TERM INVESTMENTS -- 3.0%
  Provident Institutional Funds -- TempCash.................    1,376,200      1,376,200
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,376,200)..........                   1,376,200
                                                                             -----------
    TOTAL INVESTMENTS -- 97.5% (COST $46,833,168)...........                  44,289,301
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.5%...............                   1,118,255
                                                                             -----------
NET ASSETS -- 100.0%
  (Equivalent to $11.50 per share based on 3,947,127 shares
    of capital stock outstanding)...........................                 $45,407,556
                                                                             ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($45,407,556/3,947,127 shares outstanding)................                 $     11.50
                                                                             ===========

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

2000 Annual Review
Market Street Investment Management Company (MSIM)

--------------------------------------------------------------------------------

     The total return for the Market Street Fund All Pro Large Cap Value Portfolio for the year ended December 31, 2000 was 1.8%. This performance slightly exceeded the 1.1% return of the Wilshire Large Value Index, the style benchmark with which we compare the fund's performance.

     Value stocks ended the year by posting one of their best relative performances versus growth stocks. For the year, the Wilshire Large Value Index, easily outperformed the Wilshire Large Growth Index, which was down 24.9%. However, the value rebound was most pronounced in the small and mid cap value stocks, not in large cap value stocks.

     MSIM has selected the following sub-advisers to perform the day-to-day management of the Portfolio.

MANAGER                                                  APPROXIMATE PORTFOLIO %
-------                                                  -----------------------
Mellon Equity Associates                                            50%
Sanford C. Bernstein                                                50%
                                                                   ---
Total Portfolio                                                    100%

     The year 2000 represented a long overdue reversal of the growth-oriented style dominance of the U.S. stock market. In the first quarter, we saw a continuation of the momentum investing that drove the growth-heavy Nasdaq to record levels. By the second half of 2000, investors were selling many growth stocks and moving into more value type names. Value investing, once believed to be relegated to the scrap-heap of investment philosophies, roared back with a vengeance during the latter part of 2000. The financial services, health care and electric utility industries were big winners for the year, while technology and telecommunications turned in negative performance during the year.

     The largest sector holdings of the Portfolio include:

SECTOR                                                         %
------                                                        ----
Finance                                                       12.5%
Banks                                                         11.0%
Oil & Gas                                                      8.4%
Drugs & Health Care                                            7.3%
Communications                                                 7.2%

     As we begin the year 2001 the equity market is now much more fairly valued than it was at the beginning of 2000. Despite the out-performance of value stocks in the past year, the valuation gap between the cheapest and most expensive stocks remains well above average. The opportunity to deliver strong relative returns over the full market cycle by emphasizing low-priced stocks remains an unusual one. We believe our disciplined strategy of diversification and our focus on under-valued investments with sustainable earnings will continue to be rewarded over the long term. Therefore, no major changes to the Portfolio are anticipated.

     We look forward to your support and our long-term goal of capital appreciation.

Sarah C. Lange, CFA
[All PSro Large Cap Value Portfolio Performance graph]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                      10000                              10000
98                                                                          9900                              10065
99                                                                         10048                              10897
00                                                                         10223                              11015

+ The Index is the Wilshire Large Cap Value Index, an unmanaged index of common stocks that includes reinvestment of dividends.

* Inception date was May 4, 1998.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2000

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 97.8%
Aerospace & Defense -- 2.5%
  Boeing Co. ...............................................        4,300    $   283,800
  Goodrich (B.F.) Co. ......................................        1,500         54,562
  *Litton Industries, Inc. .................................        1,150         90,491
  Lockheed Martin Corp. ....................................          700         23,765
  Northrop Grumman Holdings Corp. ..........................          950         78,850
  United Technologies Corp. ................................        2,223        174,783
                                                                             -----------
                                                                                 706,251
                                                                             -----------
Airlines -- 0.5%
  *AMR Corp. ...............................................        2,300         90,131
  Delta Air Lines, Inc. ....................................        1,200         60,225
                                                                             -----------
                                                                                 150,356
                                                                             -----------
Apparel -- 0.2%
  VF Corp. .................................................        1,700         61,608
                                                                             -----------
Appliances -- 0.3%
  Black & Decker Corp. .....................................        2,100         82,425
                                                                             -----------
Automobiles -- 0.6%
  Ford Motor Co. ...........................................        4,591        107,602
  General Motors Corp. .....................................        1,200         61,125
                                                                             -----------
                                                                                 168,727
                                                                             -----------
Automotive & Equipment -- 0.8%
  *Autozone, Inc. ..........................................          700         19,950
  Cooper Tire & Rubber Co. .................................          250          2,656
  Dana Corp. ...............................................        2,200         33,687
  Delphi Automotive Systems Corp. ..........................        2,600         29,250
  Genuine Parts Co. ........................................        1,300         34,044
  Goodyear Tire & Rubber Co. ...............................        2,300         52,877
  Visteon Corp. ............................................        4,665         53,647
                                                                             -----------
                                                                                 226,111
                                                                             -----------
Banks -- 11.0%
  AmSouth Bancorp...........................................        5,200         79,300
  Bank of America Corp. ....................................        7,117        326,492
  Bank of New York Co., Inc. ...............................        1,600         88,300
  Bank One Corp. ...........................................        3,800        139,175
  Chase Manhattan Corp. ....................................        4,500        204,469
  Comerica, Inc. ...........................................        1,300         77,187
  First Union Corp. ........................................        4,900        136,281
  Firstar Corp. ............................................        4,600        106,950
  Golden West Financial Corp. ..............................          800         54,000

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Banks (Continued)
  Huntington Bancshares, Inc. ..............................        3,800    $    61,512
  KeyCorp. .................................................        3,500         98,000
  Morgan (J.P.) & Co., Inc. ................................        1,600        264,800
  National City Corp. ......................................        9,300        267,375
  PNC Financial Services Group..............................        2,300        168,044
  Regions Financial Corp. ..................................        3,200         87,400
  Southtrust Corp. .........................................        1,200         48,825
  Summit Bancorp............................................        1,300         49,644
  Suntrust Banks, Inc. .....................................        1,900        119,700
  U.S. Bancorp..............................................        4,200        122,587
  Union Planters Corp. .....................................        5,500        196,625
  UnionBanCal Corp. ........................................        2,400         57,750
  Wells Fargo Co. ..........................................        7,100        395,381
                                                                             -----------
                                                                               3,149,797
                                                                             -----------
Beverages -- 1.1%
  Anheuser-Busch Companies, Inc. ...........................          300         13,650
  Coca-Cola Co. ............................................          500         30,469
  Coca-Cola Enterprises, Inc. ..............................        3,600         68,400
  Pepsico, Inc. ............................................        4,100        203,206
                                                                             -----------
                                                                                 315,725
                                                                             -----------
Broadcasting & Publishing -- 1.6%
  American Greetings Corp., Class A.........................          500          4,719
  AT&T Corp. - Liberty Media, Class A.......................        4,600         62,387
  *Clear Channel Communications, Inc. ......................        1,600         77,500
  Gannett, Inc. ............................................        1,900        119,819
  *Infinity Broadcasting, Inc. .............................        3,000         83,812
  New York Times Co. .......................................        2,100         84,131
  *Viacom, Inc., Class B....................................          300         14,025
                                                                             -----------
                                                                                 446,393
                                                                             -----------
Building & Building Supplies -- 0.9%
  Centex Corp. .............................................          950         35,684
  Lowe's Cos., Inc. ........................................        1,100         48,950
  Masco Corp. ..............................................        4,000        102,750
  Owens Corning, Inc. ......................................          200            162
  Vulcan Materials Co. .....................................        1,500         71,813
                                                                             -----------
                                                                                 259,359
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Business & Consumer Services -- 0.0%
  Bergen Brunswig Corp. ....................................          500    $     7,915
                                                                             -----------
Business Equipment -- 0.3%
  *Lexmark International Group, Inc., Class A...............        1,900         84,194
                                                                             -----------
Cable TV Systems -- 0.4%
  USA Networks, Inc. .......................................        5,300        103,019
                                                                             -----------
Chemicals & Allied Products -- 3.2%
  Air Products & Chemicals, Inc. ...........................        4,900        200,900
  Ashland, Inc. ............................................        2,150         77,164
  Cabot Corp. ..............................................          500         13,187
  Dow Chemical Co. .........................................        2,250         82,406
  Du Pont (E.I.) de Nemours & Co. ..........................        3,100        149,769
  Eastman Chemical Co. .....................................        2,500        121,875
  Engelhard Corp. ..........................................        2,100         42,787
  *F.M.C. Corp. ............................................          450         32,259
  Great Lakes Chemical Corp. ...............................          450         16,734
  Lubrizol Corp. ...........................................          450         11,587
  Millennium Chemicals, Inc. ...............................        1,000         18,125
  Praxair, Inc. ............................................        2,200         97,625
  Union Carbide Corp. ......................................        1,000         53,812
                                                                             -----------
                                                                                 918,230
                                                                             -----------
Communications -- 7.2%
  *Andrew Corp. ............................................          400          8,700
  AT&T Corp. ...............................................        8,600        148,887
  BellSouth Corp. ..........................................        6,500        266,094
  *Comcast Corp. Special Class A Non-Voting.................          900         37,575
  *Qwest Communications International, Inc. ................        3,200        131,200
  SBC Communications, Inc. .................................       14,266        681,201
  Sprint Corp. .............................................          900         18,281
  Telephone and Data Systems, Inc. .........................          600         54,000
  Verizon Communications....................................       11,864        594,683
  *Worldcom, Inc. ..........................................        8,100        113,400
                                                                             -----------
                                                                               2,054,021
                                                                             -----------
Computers -- 2.1%
  *Adaptec, Inc. ...........................................          800          8,200
  Compaq Computer Corp. ....................................        2,000         30,100
  DST Systems, Inc. ........................................        1,200         80,400
  Hewlett Packard Co. ......................................        3,550        112,047
  International Business Machines Corp. ....................        1,800        153,000

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Computers (Continued)
  *NCR Corp. ...............................................        2,200    $   108,075
  SunGard Data Systems, Inc. ...............................        1,600         75,400
  Vishay Intertechnology, Inc. .............................        1,500         22,687
                                                                             -----------
                                                                                 589,909
                                                                             -----------
Consumer Products -- 2.7%
  Briggs & Stratton Corp. ..................................           75          3,328
  *Energizer Holdings, Inc. ................................          966         20,648
  Fortune Brands, Inc. .....................................        5,300        159,000
  Kimberly-Clark Corp. .....................................        2,200        155,518
  Maytag Corp. .............................................          575         18,580
  Newell Rubbermaid, Inc. ..................................        3,900         88,725
  Procter & Gamble Co. .....................................        3,675        288,258
  Whirlpool Corp. ..........................................        1,050         50,072
                                                                             -----------
                                                                                 784,129
                                                                             -----------
Containers -- 0.4%
  Ball Corp. ...............................................          250         11,516
  Bemis Co., Inc. ..........................................          800         26,850
  *Owens-Illinois, Inc. ....................................        1,200          6,825
  Sonoco Products Co. ......................................        3,600         77,850
                                                                             -----------
                                                                                 123,041
                                                                             -----------
Cosmetics and Toiletries -- 0.9%
  Avon Products, Inc. ......................................        3,000        143,625
  Colgate-Palmolive Co. ....................................        1,100         71,005
  International Flavors & Fragrances, Inc. .................        1,500         30,469
                                                                             -----------
                                                                                 245,099
                                                                             -----------
Drugs & Health Care -- 7.3%
  Abbott Laboratories.......................................        8,000        387,500
  *Aetna, Inc. .............................................          600         24,637
  Becton, Dickinson & Co. ..................................        1,100         38,087
  Bristol-Myers Squibb Co. .................................        3,750        277,266
  Cardinal Health, Inc. ....................................          500         49,812
  Johnson & Johnson.........................................        5,550        583,097
  Merck & Co., Inc. ........................................        4,800        449,400
  Schering Plough Corp. ....................................          700         39,725
  *Tenet Healthcare Corp. ..................................        3,000        133,312
  Unitedhealth Group, Inc. .................................        1,600         98,200
                                                                             -----------
                                                                               2,081,036
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electrical Equipment -- 0.4%
  C & D Technology, Inc. ...................................        1,400    $    60,463
  Hubbell, Inc., Class B....................................        1,900         50,350
                                                                             -----------
                                                                                 110,813
                                                                             -----------
Electronics -- 1.0%
  *Arrow Electronics, Inc. .................................          700         20,037
  Avnet, Inc. ..............................................          700         15,050
  Emerson Electric Co. .....................................          800         63,050
  General Electric Co. .....................................          600         28,762
  Johnson Controls, Inc. ...................................        1,300         67,600
  PerkinElmer, Inc. ........................................          400         42,000
  *Teradyne, Inc. ..........................................        1,000         37,250
  Thomas & Betts Corp. .....................................          450          7,284
                                                                             -----------
                                                                                 281,033
                                                                             -----------
Energy -- 2.3%
  Chevron Corp. ............................................        4,400        371,525
  DTE Energy Co. ...........................................        1,100         42,831
  Dynegy, Inc., Class A.....................................        1,800        100,912
  *Fluor Corp. .............................................          550         18,184
  Royal Dutch Petroleum Co. ................................          500         30,281
  Valero Energy Corp. ......................................        1,100         40,906
  Ultramar Diamond Shamrock Corp. ..........................        1,300         40,137
                                                                             -----------
                                                                                 644,776
                                                                             -----------
Entertainment -- 0.2%
  Walt Disney Co. ..........................................        2,225         64,386
                                                                             -----------
Finance -- 12.5%
  Ambac Financial Group, Inc. ..............................        3,600        209,925
  American Express Co. .....................................        3,900        214,256
  Bear Stearns Companies, Inc. .............................          300         15,206
  Citigroup, Inc. ..........................................       21,132      1,079,053
  FleetBoston Financial Corp. ..............................        9,500        356,844
  GreenPoint Financial Corp. ...............................        3,000        122,812
  Hartford Financial Services, Inc. ........................        1,800        127,125
  Household International, Inc. ............................        4,900        269,500
  Lehman Brothers Holdings, Inc. ...........................        2,150        145,394
  MBNA Corp. ...............................................        3,900        144,056
  Merrill Lynch & Co., Inc. ................................        2,800        190,925
  Morgan Stanley Dean Witter & Co. .........................        5,150        408,137

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance (Continued)
  Providian Financial Corp. ................................        1,200    $    69,000
  Wachovia Corp. ...........................................        1,800        104,625
  Washington Mutual, Inc. ..................................        2,550        135,309
                                                                             -----------
                                                                               3,592,167
                                                                             -----------
Finance - Investment & Other -- 1.6%
  *Charter One Financial, Inc. .............................        2,975         85,903
  Fannie Mae................................................        4,100        355,675
  Freddie Mac...............................................          400         27,550
                                                                             -----------
                                                                                 469,128
                                                                             -----------
Food & Food Distributors -- 3.1%
  Archer-Daniels Midland Co. ...............................        6,480         97,200
  ConAgra, Inc. ............................................        3,900        101,400
  Heinz (H.J.) Co. .........................................          900         42,694
  Hormel Foods Corp. .......................................        1,100         20,487
  Kellogg Co. ..............................................        3,000         78,750
  *Kroger Co. ..............................................        6,700        181,319
  Quaker Oats Co. ..........................................        1,000         97,375
  Ralston Purina Group......................................        2,600         67,925
  Sara Lee Corp. ...........................................        2,200         54,037
  Supervalu, Inc. ..........................................        5,000         69,375
  Sysco Corp. ..............................................        2,200         66,000
  Tyson Foods, Inc. ........................................        1,600         20,400
                                                                             -----------
                                                                                 896,962
                                                                             -----------
Home Furnishings/Housewares -- 0.2%
  Leggett & Platt, Inc. ....................................        2,500         47,344
                                                                             -----------
Hotel/Restaurants -- 0.6%
  Hilton Hotels Corp. ......................................        5,500         57,750
  Starwood Hotels & Resorts Worldwide, Inc. ................        3,400        119,850
                                                                             -----------
                                                                                 177,600
                                                                             -----------
Industrial Diversified -- 0.8%
  Martin Marietta Materials, Inc. ..........................          700         29,610
  Parker-Hannifin Corp. ....................................        3,300        145,612
  Sherwin Williams Co. .....................................        2,400         63,150
                                                                             -----------
                                                                                 238,372
                                                                             -----------
Insurance -- 5.7%
  American General Corp. ...................................          700         57,050
  American International Group, Inc. .......................        6,875        677,617
  Aon Corp. ................................................        1,200         41,100

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Insurance (Continued)
  Chubb Corp. ..............................................        1,050    $    90,825
  Cigna Corp. ..............................................        1,400        185,220
  Lincoln National Corp. ...................................        1,800         85,162
  Loews Corp. ..............................................          600         62,137
  Manulife Financial Corp. .................................        2,300         72,163
  MBIA, Inc. ...............................................          500         37,063
  Old Republic International Corp. .........................        1,800         57,600
  Radian Group, Inc. .......................................        1,800        135,113
  St. Paul Companies, Inc. .................................        1,500         81,469
  Torchmark Corp. ..........................................        1,000         38,438
                                                                             -----------
                                                                               1,620,957
                                                                             -----------
Leisure & Amusements -- 0.0%
  Brunswick Corp. ..........................................          700         11,506
                                                                             -----------
Machinery & Heavy Equipment -- 0.5%
  Deere & Co. ..............................................        1,500         68,719
  Dover Corp. ..............................................        1,800         73,013
                                                                             -----------
                                                                                 141,732
                                                                             -----------
Machinery & Instrumentation -- 0.0%
  Snap-On, Inc. ............................................          500         13,938
                                                                             -----------
Manufacturing -- 3.2%
  Alcan Aluminium Ltd. .....................................        1,250         42,734
  Allegheny Technologies, Inc. .............................        1,900         30,163
  *American Standard Cos., Inc. ............................          700         34,519
  Cooper Industries, Inc. ..................................        4,600        211,313
  Eaton Corp. ..............................................        1,100         82,706
  Honeywell International, Inc. ............................          600         28,388
  Kemet Corp. ..............................................        1,800         27,225
  Minnesota Mining & Manufacturing Co. .....................        1,850        222,925
  PPG Industries, Inc. .....................................          950         43,997
  *Smurfit-Stone Container Corp. ...........................        3,300         49,294
  Textron, Inc. ............................................          800         37,200
  Tyco International Ltd. ..................................        1,800         99,900
                                                                             -----------
                                                                                 910,364
                                                                             -----------
Medical & Medical Services -- 0.0%
  *Health Net, Inc. ........................................          400         10,475
                                                                             -----------
Medical Equipment & Supplies -- 0.3%
  *Boston Scientific Corp. .................................        5,500         75,281
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil & Gas -- 8.4%
  Amerada Hess Corp. .......................................        1,050    $    76,716
  Conoco, Inc. .............................................        2,700         77,288
  Conoco, Inc., Class B.....................................        1,400         40,513
  Devon Energy Corp. .......................................          600         36,582
  Exxon Mobil Corp. ........................................       13,528      1,176,091
  KeySpan Corp. ............................................        1,500         63,563
  *Nabors Industries, Inc. .................................        1,500         88,725
  *Noble Drilling Corp. ....................................        1,400         60,813
  Occidental Petroleum Corp. ...............................        4,000         97,000
  Phillips Petroleum Co. ...................................        3,800        216,125
  Sunoco, Inc. .............................................        1,300         43,794
  Texaco, Inc. .............................................        3,600        223,650
  Tosco Corp. ..............................................        1,100         37,331
  Unocal Corp. .............................................          900         34,819
  USX-Marathon Group, Inc. .................................        4,600        127,650
                                                                             -----------
                                                                               2,400,660
                                                                             -----------
Oil Equipment & Services -- 0.4%
  *BJ Services Co. .........................................        1,200         82,650
  Kerr-McGee Corp. .........................................          600         40,163
                                                                             -----------
                                                                                 122,813
                                                                             -----------
Paper & Forest Products -- 0.9%
  Boise Cascade Corp. ......................................          500         16,813
  Georgia Pacific Corp. ....................................        1,590         49,489
  International Paper Co. ..................................        1,324         54,036
  Mead Corp. ...............................................          800         25,100
  Temple Inland, Inc. ......................................          700         37,538
  Westvaco Corp. ...........................................          800         23,350
  Willamette Industries, Inc. ..............................          800         37,550
                                                                             -----------
                                                                                 243,876
                                                                             -----------
Railroads -- 1.0%
  Burlington Northern Santa Fe Corp. .......................        3,500         99,094
  Canadian Pacific Ltd. ....................................        1,700         48,556
  CSX Corp. ................................................        1,500         38,906
  Norfolk Southern Corp. ...................................        3,900         51,919
  Union Pacific Corp., Series A.............................          975         49,481
                                                                             -----------
                                                                                 287,956
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Restaurants -- 0.3%
  Darden Restaurants, Inc. .................................        3,200    $    73,200
  McDonald's Corp. .........................................          600         20,400
                                                                             -----------
                                                                                  93,600
                                                                             -----------
Retail Food Chains -- 0.2%
  *Brinker International, Inc. .............................        1,400         59,150
                                                                             -----------
Retail Merchandising -- 2.3%
  Albertson's, Inc. ........................................        1,800         47,700
  *Federated Department Stores, Inc. .......................          800         28,000
  Limited, Inc. ............................................        4,600         78,488
  May Department Stores Co. ................................        1,200         39,300
  *Office Depot, Inc. ......................................       11,100         79,088
  Sears, Roebuck & Co. .....................................        5,600        194,600
  Talbots, Inc. ............................................        1,500         68,438
  TJX Companies, Inc. ......................................        2,800         77,700
  *Zale Corp. ..............................................        1,200         34,875
                                                                             -----------
                                                                                 648,189
                                                                             -----------
Semiconductors -- 0.2%
  *Applied Materials, Inc. .................................          550         21,003
  *Fairchild Semiconductor Corp., Class A...................        1,000         14,438
  SanDisk Corp. ............................................        1,000         27,750
                                                                             -----------
                                                                                  63,191
                                                                             -----------
Software -- 0.1%
  *Symantec Corp. ..........................................        1,000         33,375
                                                                             -----------
Steel -- 0.1%
  Nucor Corp. ..............................................          600         23,813
                                                                             -----------
Technology -- 0.1%
  *Ingram Micro, Inc., Class A..............................        1,100         12,375
  *Tech Data Corp. .........................................          400         10,819
                                                                             -----------
                                                                                  23,194
                                                                             -----------
Tobacco -- 1.6%
  Philip Morris Cos., Inc. .................................       10,200        448,800
                                                                             -----------
Transportation -- 0.3%
  United Parcel Service.....................................        1,300         76,456
                                                                             -----------
Travel -- 0.3%
  Royal Caribbean Cruises, Ltd. ............................        3,500         92,575
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Large Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Utilities -- 5.1%
  Ameren Corp. .............................................        1,000    $    46,313
  American Electric Power Co. ..............................        2,240        104,160
  Cinergy Corp. ............................................        2,400         84,300
  CMS Energy Corp. .........................................        1,800         57,037
  Consolidated Edison, Inc. ................................        2,300         88,550
  Constellation Energy Group................................        1,800         81,113
  DQE, Inc. ................................................          900         29,475
  Edison International......................................        6,700        104,688
  FirstEnergy Corp. ........................................        1,500         47,344
  GPU, Inc. ................................................        1,400         51,538
  Massey Energy Co. ........................................          550          7,012
  NiSource, Inc. ...........................................          500         15,375
  PG&E Corp. ...............................................        2,700         54,000
  Pinnacle West Capital Corp. ..............................        1,700         80,963
  Potomac Electric Power Co. ...............................        1,700         42,007
  Puget Sound Energy, Inc. .................................        1,300         36,156
  Reliant Energy, Inc. .....................................        4,000        173,250
  Southern Co. .............................................        3,000         99,750
  TXU Corp. ................................................        3,900        172,819
  Wisconsin Energy Corp. ...................................          900         20,306
  Xcel Energy, Inc. ........................................        3,230         93,872
                                                                             -----------
                                                                               1,490,028
                                                                             -----------
Waste Management -- 0.1%
  *Republic Services, Inc. .................................        2,200         37,813
                                                                             -----------
    TOTAL COMMON STOCK (COST $25,733,270)...................                  28,009,668
                                                                             -----------
SHORT TERM INVESTMENTS -- 3.9%
  Provident Institutional Funds -- TempCash.................    1,117,778      1,117,778
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,117,778)..........                   1,117,778
                                                                             -----------
    TOTAL INVESTMENTS -- 101.7% (COST $26,851,048)..........                  29,127,446
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.7)%.............                    (497,572)
                                                                             -----------
NET ASSETS -- 100.0%
  (Equivalent to $10.06 per share based on 2,846,542 shares
    of capital stock outstanding)...........................                 $28,629,874
                                                                             ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($28,629,874/2,846,542 shares outstanding)................                 $     10.06
                                                                             ===========

*Non-Income Producing.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

2000 Annual Review
Market Street Investment Management Company (MSIM)

--------------------------------------------------------------------------------

     The total return for the Market Street Fund All Pro Small Cap Growth Portfolio for the year ended December 31, 2000 was -21.2%. This performance surpassed the -24.7% return of the Wilshire Small Growth Index, the style benchmark with which we compare the Portfolio's performance.

     Growth stocks ended the year by posting one of their worst relative performances versus value stocks in seven years. For the year, the Wilshire Small Growth Index, severely under-performed the Wilshire Large Value Index, which was up 1.1%. Both small and large cap growth stocks were down about 25%. A certain retracement of the multi-year out-performance of growth stocks was inevitable, but the fierceness of the decline was a surprise to many investors. All of the negative performance for the year occurred in the fourth quarter, which for the Wilshire Small Growth Index was down over 26%.

     MSIM has selected the following two sub-advisers to perform the day-to-day management of the Portfolio.

MANAGER                                                  APPROXIMATE PORTFOLIO %
-------                                                  -----------------------
Husic Capital Management                                            60%
Lee Munder Investments                                              40%
                                                                   ---
Total Portfolio                                                    100%

     The technology "darlings" that lifted the market to record heights through early March of 2000 were relentlessly sold later in the year, despite fitful rallies, as Fed rate hikes let the air out of the Internet bubble. As with any major market correction most growth stocks in 2000 tended to be pulled down by the weight of investors running for the exits.

     The Portfolio's bottom-up stock selection process was not immune from the sharp declines in growth stocks, particularly technology. The fundamental operating environment for virtually all areas of technology decelerated during the fourth quarter, leading to major adjustments in earnings expectations and a serious deterioration in investor confidence. The largest offset during the fourth quarter and the year was the energy sector and the finance sector which improved in the final quarter on solid earnings prospects and the flight of growth investors into these relatively safe havens.

     The largest sector holdings of the Portfolio include:

SECTOR                                                         %
------                                                        ----
Semiconductors                                                11.2%
Drugs & Health Care                                            9.7%
Electronics                                                    8.6%
Communications                                                 7.3%
Oil Equip. & Services                                          7.5%
Energy                                                         6.4%

     In this context we believe that our strategy of concentrating on the best positioned, quality small cap growth stocks have helped dampen the effects of the market downturn. Several major industries are enduring an agonizing consolidation that will wring out excess capacity. We'd include in this category telecommunications services, Internet services and semiconductors. At this time valuation, cash flow, and sustainable competitive advantage matters. A recovery may take time to unfold, but we are optimistic. The whole process, as painful as it has been, is setting the stage for a much more healthy, sustainable outlook for growth stocks.

     We look forward to your support and to our long-term goal of capital appreciation.

Sarah C. Lange, CFA
[All Pro Small Cap Growth Portfolio Performance graph]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                      10000                              10000
98                                                                          9800                               9315
99                                                                         18830                              14211
00                                                                         14847                              10695

+ The Index is the Wilshire Small Cap Growth Index, an unmanaged index of common stocks that includes reinvestment of dividends.

* Inception date was May 4, 1998.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 2000

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 93.4%
Air Transport -- 0.9%
  *EGL, Inc.................................................       12,700    $   304,006
  Forward Air Corp..........................................        6,450        240,666
                                                                             -----------
                                                                                 544,672
                                                                             -----------
Airlines -- 2.5%
  *Atlantic Coast Airlines, Inc.............................       10,700        437,362
  Ryanair Holdings Plc......................................       11,900        662,681
  SkyWest, Inc..............................................       16,200        465,750
                                                                             -----------
                                                                               1,565,793
                                                                             -----------
Banks -- 4.9%
  Cullen Frost Bankers, Inc.................................       20,000        836,250
  Golden State Bancorp, Inc.................................       41,600      1,307,800
  Investors Financial Services Corp.........................        8,300        713,800
  Washington Federal, Inc...................................        5,900        167,781
                                                                             -----------
                                                                               3,025,631
                                                                             -----------
Books -- 1.1%
  *Barnes & Noble, Inc......................................       24,900        659,850
                                                                             -----------
Broadcasting & Publishing -- 2.1%
  *Crown Media Holdings, Inc. Class A.......................       48,600        987,187
  *Scandinavian Broadcasting S.A............................       12,500        327,344
                                                                             -----------
                                                                               1,314,531
                                                                             -----------
Building & Building Supplies -- 0.2%
  Dycom Industries, Inc.....................................        4,200        150,937
                                                                             -----------
Business & Consumer Services -- 4.5%
  Bergen Brunswig Corp......................................       45,500        720,265
  Career Education Corp.....................................          800         31,300
  C-COR.Net Corp............................................       18,200        176,881
  Corporate Executive Board Co..............................        5,500        218,711
  Documentum, Inc...........................................        2,200        109,312
  *Resources Connection Inc.................................       23,200        440,800
  *SmartForce Plc - ADR.....................................        9,500        356,844
  *Watson Wyatt & Co. Holdings..............................       30,700        721,450
                                                                             -----------
                                                                               2,775,563
                                                                             -----------
Chemicals & Allied Products -- 1.1%
  *Cytec Industries, Inc....................................        9,200        367,425
  *Eden Bioscience Corp.....................................        9,700        290,394
                                                                             -----------
                                                                                 657,819
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications -- 7.3%
  *Anaren Microwave, Inc....................................       17,000    $ 1,142,187
  *ANTEC Corp...............................................       21,200        167,612
  *DMC Stratex Networks, Inc................................       27,200        408,000
  *Entravision Communications Corp..........................       54,300        997,762
  *Integrated Telecom Express, Inc..........................       27,700        132,441
  *Lightpath Technologies, Inc., Class A....................       22,900        317,737
  Newport Corp..............................................        8,300        652,458
  Peregrine Systems, Inc....................................        7,200        142,200
  *Radio Unica Corp.........................................       21,400         80,250
  *SBA Communications Corp..................................        9,500        390,094
  *Stanford Microdevices, Inc...............................        3,300        118,800
                                                                             -----------
                                                                               4,549,541
                                                                             -----------
Computers -- 3.2%
  *Avocent Corp.............................................       10,650        287,550
  Emulex Corp...............................................        5,100        407,681
  *Integrated Circuit Systems, Inc..........................       53,700        889,406
  *NetScout Systems, Inc....................................       27,500        275,000
  Silicon Storage Technology, Inc...........................       10,800        127,575
                                                                             -----------
                                                                               1,987,212
                                                                             -----------
Drugs & Health Care -- 9.7%
  *Alexion Pharmaceuticals, Inc.............................        4,200        272,737
  Alkermes, Inc.............................................       14,100        442,387
  Bindley Western Industries, Inc...........................       17,900        743,969
  COR Therapeutics, Inc.....................................        7,000        246,312
  *Cubist Pharmaceuticals, Inc..............................        8,000        232,000
  *Dendreon Corp............................................       16,200        243,000
  Elan Corp. Plc ADR........................................        4,000        176,000
  *Humana, Inc..............................................       42,600        649,650
  Inhale Therapeutic Systems, Inc...........................        7,500        378,750
  *Medicis Pharmaceutical Corp., Class A....................        5,100        301,537
  *NPS Pharmaceuticals, Inc.................................        5,800        278,400
  Priority Healthcare Corp., Class B........................       50,848      2,075,234
                                                                             -----------
                                                                               6,039,976
                                                                             -----------
Electrical Equipment -- 0.2%
  Quanta Services, Inc......................................        3,550        114,266
                                                                             -----------
Electronics -- 8.6%
  *Credence Systems, Inc....................................       41,000        943,000
  *Integrated Silicon Solution, Inc.........................       66,700        958,812
  *Netsilicon, Inc..........................................       80,700        300,103

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electronics (Continued)
  *Photronics, Inc..........................................       19,700    $   461,719
  *Quicklogic Corp..........................................       37,300        258,769
  Sawtek, Inc...............................................        8,100        374,119
  Semtech Corp..............................................       28,400        626,575
  *SIPEX Corp...............................................        8,300        198,681
  *Varian Semiconductor Equipment Associates, Inc...........       36,600        869,250
  *Veeco Instruments, Inc...................................        8,400        337,050
                                                                             -----------
                                                                               5,328,078
                                                                             -----------
Energy -- 6.4%
  *Active Power, Inc........................................        6,800        149,175
  *Orion Power Holdings, Inc................................       16,400        403,850
  *Patterson Energy, Inc....................................       25,700        957,325
  *PECO II, Inc.............................................       19,800        512,325
  Valero Energy Corp........................................       27,700      1,030,094
  Western Resources, Inc....................................       36,400        903,175
                                                                             -----------
                                                                               3,955,944
                                                                             -----------
Finance -- 3.2%
  Astoria Financial Corp....................................       14,400        782,100
  First American Financial Corp.............................        5,400        177,525
  Metris Companies, Inc.....................................       17,300        455,206
  The MONY Group, Inc.......................................       11,000        543,813
                                                                             -----------
                                                                               1,958,644
                                                                             -----------
Foods -- 0.6%
  *Krispy Kreme Doughnuts, Inc..............................        4,000        332,000
                                                                             -----------
Healthcare Services -- 0.9%
  *Ilex Oncology, Inc.......................................        5,600        147,350
  *Universal Health Services, Inc. Class B..................        3,900        435,825
                                                                             -----------
                                                                                 583,175
                                                                             -----------
Machinery & Heavy Equipment -- 0.7%
  McDermott International, Inc..............................       42,700        459,025
                                                                             -----------
Medical & Medical Services -- 1.8%
  *Angiotech Pharmaceuticals, Inc...........................        4,500        207,000
  *Arena Pharmaceuticals, Inc...............................       13,500        209,250
  *Enzon, Inc...............................................        4,700        291,694
  *Pain Therapeutics, Inc...................................       26,200        389,725
                                                                             -----------
                                                                               1,097,669
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Medical Equipment & Supplies -- 2.8%
  Corvas International, Inc.................................       15,600    $   224,250
  *PolyMedica Corp..........................................        5,900        196,913
  *Varian, Inc..............................................       21,500        728,313
  *Varian Medical Systems, Inc..............................        8,600        584,263
                                                                             -----------
                                                                               1,733,739
                                                                             -----------
Oil & Gas -- 4.4%
  Cabot Oil & Gas Corp......................................       52,100      1,624,869
  Cal Dive International, Inc...............................       13,000        346,125
  *Stone Energy Corp........................................        7,100        458,305
  *Syntroleum Corp..........................................       20,700        351,900
                                                                             -----------
                                                                               2,781,199
                                                                             -----------
Oil Equipment & Services -- 7.5%
  *Core Laboratories N.V....................................       15,400        420,613
  Hanover Compressor Co.....................................       10,100        450,081
  *Marine Drilling Co., Inc.................................       31,900        853,325
  *National-Oilwell, Inc....................................       15,900        615,131
  *Pioneer Natural Resources Co.............................       44,900        883,969
  *Pride International, Inc.................................       19,200        472,800
  *Rowan Cos., Inc..........................................       36,400        982,800
                                                                             -----------
                                                                               4,678,719
                                                                             -----------
Real Estate -- 1.0%
  *Costar Group.............................................       25,500        602,438
                                                                             -----------
Restaurants -- 0.2%
  Rare Hospitality International, Inc.......................        6,000        133,875
                                                                             -----------
Retail-apparel -- 0.5%
  *Gymboree Corp............................................       23,500        326,063
                                                                             -----------
Semiconductors -- 11.2%
  ATMI, Inc.................................................       20,400        397,800
  *Cirrus Logic, Inc........................................       33,200        622,500
  Cree, Inc.................................................        5,200        184,762
  *DuPont Photomasks, Inc...................................        7,400        391,044
  Elantec Semiconductor, Inc................................       16,000        444,000
  Exar Corp.................................................       21,100        653,770
  *Fairchild Semiconductor Corp., Class A...................       40,800        589,050
  *International Rectifier Corp.............................       10,300        309,000
  *LAM Research Corp........................................       26,700        387,150
  Micrel, Inc...............................................       10,900        367,194
  Pericom Semiconductor Corp................................       13,500        249,750
  *Photon Dynamics, Inc.....................................        5,400        121,500

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Semiconductors (Continued)
  *PLX Technology, Inc......................................       47,900    $   398,169
  QLogic Corp...............................................        4,100        315,700
  *Triquint Semiconductor, Inc..............................       22,400        978,600
  *Ultratech Stepper, Inc...................................       15,100        390,713
  *Viasystems Group, Inc....................................       21,100        175,394
                                                                             -----------
                                                                               6,976,096
                                                                             -----------
Software -- 1.1%
  * Aspen Technology, Inc...................................        7,800        259,350
  * Level 8 Systems, Inc....................................       17,600        107,250
  * Take-Two Interactive Software, Inc......................       24,900        286,350
                                                                             -----------
                                                                                 652,950
                                                                             -----------
Steel -- 1.8%
  *Grant Prideco, Inc.......................................       51,400      1,127,588
                                                                             -----------
Technology -- 1.3%
  *Diamondcluster International, Inc........................        7,200        219,600
  *Stratos Lightwave, Inc...................................       35,800        610,838
                                                                             -----------
                                                                                 830,438
                                                                             -----------
Utilities -- 1.7%
  *Caminus Corp.............................................        8,400        195,300
  *Chesapeake Energy Corp...................................       32,400        328,050
  FuelCell Energy, Inc......................................        2,400        164,550
  *Massey Energy Co.........................................       13,800        175,950
  UTI Energy Corp...........................................        5,600        184,100
                                                                             -----------
                                                                               1,047,950
                                                                             -----------
    TOTAL COMMON STOCK (COST $59,372,162)...................                  57,991,381
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Growth Portfolio

Statement of Net Assets, December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 2.7%
  Provident Institutional Funds -- TempCash.................    1,724,822    $ 1,724,822
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,724,822)..........                   1,724,822
                                                                             -----------
    TOTAL INVESTMENTS -- 96.1% (COST $61,096,984)...........                  59,716,203
OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.9%...............                   2,403,345
                                                                             -----------
NET ASSETS -- 100.0%
  (Equivalent to $14.38 per share based on 4,318,986 shares
    of capital stock outstanding)...........................                 $62,119,548
                                                                             ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($62,119,548/4,318,986 shares outstanding)................                 $     14.38
                                                                             ===========

*Non-Income Producing
See Accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

2000 Annual Review
Market Street Investment Management Company (MSIM)

--------------------------------------------------------------------------------

     The total return for the Market Street Fund All Pro Small Cap Value Portfolio for the year ended December 31, 2000 was 20.88%. This performance lagged the 23.2% return of the Wilshire Small Value Index, the style benchmark with which we compare the Portfolio's performance.

     Value stocks ended the year by posting one of their best ever years of relative performance and this Portfolio participated in the value stock rebound. For the year, the Wilshire Small Value Index, easily outperformed the Wilshire Small Growth Index, which was down 24.7%.

     MSIM has selected the following two sub-advisers to perform the day-to-day management of the Portfolio.

MANAGER                                                  APPROXIMATE PORTFOLIO %
-------                                                  -----------------------
Sterling Capital Management                                         50%
Reams Asset Management Co.                                          50%
                                                                   ---
Total Portfolio                                                    100%

     The dominant theme of this past year was the tug-of-war between growth and value styles of investing. After a terrific 1999, growth stocks bolted ahead in the early months of the year 2000, extending a difficult period of poor performance for value investors. However, as the technology stock bubble burst in March, investors once again focused on valuation. Concerns about a slowing economy and its impact on the profitability of technology companies caused investors to re-evaluate the prices they were willing to pay for future cash flows.

     Strong stock selection within a broad range of sectors was the main factor driving the positive performance of the Portfolio. The best performing companies during the year were in the energy sector and the finance sector. Rapidly rising oil prices and record natural gas prices triggered the upward valuation of energy companies.

     The Portfolio's utility sector underweight acted as a slight drag on performance relative to the benchmark during the year. As market participants sought safety in a turbulent market, they pushed the prices of the traditionally stable utility sector to new highs. Given the recent problems in the California utility market, we suspect that many of the gains seen in this sector during 2000 are being lost in 2001.

     The largest sector holdings of the Portfolio include:

SECTOR                                                           %
------                                                          ----
Manufacturing                                                   18.7%
Banks                                                           10.1%
Medical Equip. & Supplies                                        6.5%
Chemicals & Allied Products                                      6.4%

     We believe that individual stock valuation is extremely important in making investment judgments. The year 2000 was a powerful reminder of this fact. The stocks chosen for this Portfolio are based on extensive fundamental analysis. The Portfolio targets stable or improving businesses at low relative multiples of price to earnings, price to book value, and price to cash flow. Today, valuation inefficiencies continue to exist and this Portfolio with a P/E roughly half that the overall S&P 500 market is a good defensive position.

     We look forward to your support and to our long-term goal of capital appreciation.

Sarah C. Lange, CFA
[All Pro Small Cap Value Portfolio Performance graph]

                                                                            FUND                              INDEX+
                                                                            ----                              ------
Start                                                                      10000                              10000
98                                                                          8250                               8362
99                                                                          7586                               8244
00                                                                          9170                              10156

+ The Index is the Wilshire Small Cap Value Index, an unmanaged index of common stocks that includes reinvestment of dividends.

* Inception date was May 4, 1998.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 2000

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 98.7%
Automotive & Equipment -- 0.7%
  Borg-Warner Automotive, Inc. .............................        3,600    $   144,000
                                                                             -----------
Banks -- 10.1%
  Centura Banks, Inc. ......................................        4,800        231,600
  Colonial BancGroup, Inc. .................................       15,400        165,550
  Commercial Federal Corp. .................................       19,825        385,348
  First Bell Bancorp, Inc. .................................        5,300         72,544
  *Local Financial Corp. ...................................       18,000        236,250
  OceanFirst Financial Corp. ...............................        8,700        214,237
  Pacific Century Financial Corp. ..........................       17,375        307,320
  Seacoast Financial Services Corp. ........................       20,700        248,400
  Sovereign Bancorp, Inc. ..................................       19,400        157,625
  Washington Federal, Inc. .................................        7,900        224,656
                                                                             -----------
                                                                               2,243,530
                                                                             -----------
Broadcasting & Publishing -- 3.5%
  Banta Corp. ..............................................       13,000        330,460
  Bowne & Co., Inc. ........................................        7,775         82,123
  Hollinger International, Inc. ............................       16,250        257,969
  *Valuevision International, Inc., Class A.................        8,050        101,631
                                                                             -----------
                                                                                 772,183
                                                                             -----------
Building & Building Supplies -- 4.4%
  Clayton Homes, Inc. ......................................       23,700        272,550
  *Jacobs Engineering Group, Inc. ..........................        7,200        332,550
  Texas Industries, Inc. ...................................        4,425        132,750
  York International Corp. .................................        7,700        236,294
                                                                             -----------
                                                                                 974,144
                                                                             -----------
Chemicals & Allied Products -- 6.4%
  Crompton Corp. ...........................................       25,400        266,700
  *Cytec Industries, Inc. ..................................       16,675        665,958
  Ferro Corp. ..............................................       11,800        271,400
  Millennium Chemicals, Inc. ...............................       11,725        212,516
                                                                             -----------
                                                                               1,416,574
                                                                             -----------
Communications -- 4.2%
  *Davox Corp. .............................................       10,775        105,056
  *Microcell Telecommunications, Inc. ......................        9,050        171,950
  True North Communications, Inc. ..........................        8,250        350,625
  *Valassis Communications, Inc. ...........................        9,700        306,156
                                                                             -----------
                                                                                 933,787
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Computers -- 0.5%
  *Bell & Howell Co. .......................................        7,175    $   118,387
                                                                             -----------
Diversified -- 1.3%
  Wallace Computer Services, Inc. ..........................       16,525        280,925
                                                                             -----------
Drugs & Health Care -- 1.3%
  *Edwards Lifesciences Corp. ..............................        8,350        148,212
  *Perrigo Co. .............................................       15,650        129,602
                                                                             -----------
                                                                                 277,814
                                                                             -----------
Electronics -- 2.8%
  *APW Ltd. ................................................        5,000        168,750
  CTS Corp. ................................................        4,900        178,544
  Harman International Industries, Inc. ....................        7,300        266,450
                                                                             -----------
                                                                                 613,744
                                                                             -----------
Entertainment -- 1.2%
  *Gaylord Entertainment Co., Class A.......................       12,425        259,372
                                                                             -----------
Finance - Investment & Other -- 2.2%
  John Nuveen Co., Class A..................................        2,100        120,750
  Waddell & Reed Financial, Inc. ...........................        9,766        367,427
                                                                             -----------
                                                                                 488,177
                                                                             -----------
Food & Food Distributors -- 3.8%
  *Ralcorp Holdings, Inc. ..................................       15,350        251,356
  Sensient Technologies Corp. ..............................       12,700        288,925
  *Suiza Foods Corp. .......................................        6,300        302,400
                                                                             -----------
                                                                                 842,681
                                                                             -----------
Home Furnishings/Housewares -- 3.4%
  Bush Industries, Inc., Class A............................        4,000         46,500
  *Furniture Brands International, Inc. ....................       18,630        392,394
  *Mohawk Industries, Inc. .................................       11,700        320,287
                                                                             -----------
                                                                                 759,181
                                                                             -----------
Insurance -- 3.6%
  Alleghany Corp. ..........................................          850        174,675
  Blanch (E.W.) Holdings....................................       12,450        217,097
  *Insurance Auto Auctions, Inc. ...........................        8,600        103,200
  *Stewart Information Services Corp. ......................        7,425        164,742
  White Mountains Insurance Group Ltd. .....................          425        135,575
                                                                             -----------
                                                                                 795,289
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Machinery & Heavy Equipment -- 0.6%
  Tennant Co. ..............................................        2,775    $   133,200
                                                                             -----------
Machinery & Instrumentation -- 3.5%
  Milacron, Inc. ...........................................       14,000        224,875
  Regal-Beloit Corp. .......................................       10,300        175,718
  Snap-On, Inc. ............................................       13,400        373,525
                                                                             -----------
                                                                                 774,118
                                                                             -----------
Manufacturing -- 18.7%
  Belden, Inc. .............................................       14,400        365,400
  Brady Corp................................................        9,400        317,838
  Clarcor, Inc..............................................       17,000        351,688
  Crane Co..................................................       11,825        336,273
  Donaldson Co., Inc........................................        9,425        262,133
  *Griffon Corp.............................................       22,300        175,613
  Hon Industries, Inc.......................................       12,200        311,100
  Lawson Products, Inc......................................        4,800        130,500
  *National R.V. Holdings, Inc..............................        5,975         69,086
  Nautica Enterprises, Inc..................................       13,500        205,664
  *Northwest Pipe Co........................................        5,200         36,725
  Pittston Brink's Group....................................       30,425        604,697
  Quanex Corp...............................................        6,550        131,819
  Rayonier, Inc.............................................        6,625        263,758
  *SPS Technologies, Inc....................................        5,800        317,913
  Standex International Corp................................        5,800        119,625
  Tredegar Corp.............................................        8,275        144,295
                                                                             -----------
                                                                               4,144,127
                                                                             -----------
Medical Equipment & Supplies -- 6.5%
  Arrow International, Inc..................................        4,250        160,105
  Dentsply International, Inc...............................        5,700        223,013
  *Haemonetics Corp.........................................       19,325        596,659
  Mentor Corp...............................................        8,050        156,975
  Owens & Minor, Inc. Holding Co............................       17,175        304,856
                                                                             -----------
                                                                               1,441,608
                                                                             -----------
Oil & Gas -- 4.2%
  Noble Affiliates, Inc.....................................        9,700        446,200
  Piedmont Natural Gas Co., Inc.............................        7,950        303,591
  Varco International, Inc..................................        7,940        172,695
                                                                             -----------
                                                                                 922,486
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil Equipment & Services -- 0.8%
  *Core Laboratories N.V. ..................................        6,475    $   176,848
                                                                             -----------
Real Estate -- 5.5%
  Amli Residential Properties Trust.........................        3,900         96,281
  *Avatar Holding, Inc. ....................................       12,900        272,513
  BRE Properties, Inc., Class A.............................        7,500        237,656
  First Industrial Realty Trust, Inc. ......................       10,317        350,778
  Great Lakes REIT, Inc. ...................................        6,100        105,988
  Prentiss Properties Trust.................................        4,100        110,444
  Storage USA, Inc. ........................................        2,100         66,675
                                                                             -----------
                                                                               1,240,335
                                                                             -----------
Retail Food Chains -- 1.0%
  *IHOP Corp. ..............................................       10,700        232,056
                                                                             -----------
Retail Merchandising -- 2.3%
  Casey's General Stores, Inc. .............................       20,100        300,244
  Regis Corp. ..............................................       14,900        216,050
                                                                             -----------
                                                                                 516,294
                                                                             -----------
Semiconductors -- 0.8%
  Pioneer-Standard Electronics, Inc. .......................       15,700        172,700
                                                                             -----------
Software -- 0.6%
  Progress Software Corp. ..................................        9,075        131,020
                                                                             -----------
Transportation -- 2.2%
  Arnold Industries, Inc. ..................................       26,575        478,350
                                                                             -----------
Travel -- 1.6%
  Galileo International, Inc. ..............................       18,125        362,500
                                                                             -----------
Utilities -- 1.0%
  Peoples Energy Corp. .....................................        5,050        225,988
                                                                             -----------
    TOTAL COMMON STOCK (COST $18,907,616)...................                  21,871,418
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund, Inc.
The All Pro Small Cap Value Portfolio

Statement of Net Assets, December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 6.8%
  Provident Institutional Funds -- TempCash.................    1,500,115    $ 1,500,115
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,500,115)..........                   1,500,115
                                                                             -----------
    TOTAL INVESTMENTS -- 105.5% (COST $20,407,731)..........                  23,371,533
LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.5%).............                  (1,219,237)
                                                                             -----------
NET ASSETS -- 100.0%
  (Equivalent to $9.12 per share based on 2,428,722 shares
    of capital stock outstanding)...........................                 $22,152,296
                                                                             ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($22,152,296/2,428,722 shares outstanding)................                 $      9.12
                                                                             ===========

*Non-Income Producing.
See accompanying notes to financial statements.

                     [This page intentionally left blank.]

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Statement of Operations for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                               MONEY
                                                                GROWTH         MARKET         BOND
                                                               PORTFOLIO     PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends.................................................  $ 4,322,190    $       --    $        --
  Interest..................................................      742,436     6,862,776      2,636,624
    Less: foreign taxes withheld............................      (13,544)           --             --
                                                              -----------    ----------    -----------
    Total Investment Income.................................    5,051,082     6,862,776      2,636,624
                                                              -----------    ----------    -----------
EXPENSES:
  Investment advisory fee...................................      902,332       268,225        129,876
  Administration fee........................................      247,675        94,663         32,736
  Directors' fee............................................       35,398        12,490          4,299
  Transfer agent fee........................................        6,146         3,647          2,635
  Custodian fee.............................................       29,884        13,137          4,859
  Legal fees................................................       68,179        26,113          9,209
  Audit fees................................................       19,592         7,313          1,510
  Printing..................................................       29,882         9,720          3,344
  Insurance.................................................       15,357         4,158          1,493
  Miscellaneous.............................................        2,873         1,487          2,876
                                                              -----------    ----------    -----------
                                                                1,357,318       440,953        192,837
  Less: expenses waived by Advisor and/or reimbursed by
    affiliated insurance company............................           --            --             --
                                                              -----------    ----------    -----------
    Total expenses..........................................    1,357,318       440,953        192,837
                                                              -----------    ----------    -----------
    Net investment income (loss)............................    3,693,764     6,421,823      2,443,787
                                                              -----------    ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) from:
    Investments.............................................   22,730,822            --     (1,504,908)
    Realized gain (loss) from redemption-in-kind............    5,398,421            --             --
    Foreign Currency related transactions...................           --            --             --
                                                              -----------    ----------    -----------
                                                               28,129,243            --     (1,504,908)
                                                              -----------    ----------    -----------
  Net change in unrealized appreciation (depreciation) from:
    Investments.............................................   (7,547,466)           --      2,499,445
    Foreign currency related transactions...................           --            --             --
                                                              -----------    ----------    -----------
                                                               (7,547,466)           --      2,499,445
                                                              -----------    ----------    -----------
    Net gain (loss) on investments and foreign currency
      transactions..........................................   20,581,777            --        994,537
                                                              -----------    ----------    -----------
    Net increase (decrease) in net assets resulting from
      operations............................................  $24,275,541    $6,421,823    $ 3,438,324
                                                              ===========    ==========    ===========

*Commencement of operations was February 7, 2000.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Statement of Operations for the Year Ended December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

                                                   EQUITY        ALL PRO       ALL PRO       ALL PRO       ALL PRO
                  AGGRESSIVE                        500         LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP
      MANAGED       GROWTH      INTERNATIONAL      INDEX         GROWTH         VALUE         GROWTH        VALUE
     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO*     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
     $  552,534   $   534,483   $  1,935,199    $  4,087,542   $   306,038   $   457,607   $     50,401   $  255,334
      2,403,740       554,384        110,277         380,183       121,493        71,413        294,203       64,277
         (2,307)           --       (139,319)        (20,402)          (17)         (304)            --       (1,116)
     ----------   -----------   ------------    ------------   -----------   -----------   ------------   ----------
      2,953,967     1,088,867      1,906,157       4,447,323       427,514       528,716        344,604      318,495
     ----------   -----------   ------------    ------------   -----------   -----------   ------------   ----------
        280,071       303,564        624,871         838,096       325,555       176,733        633,176      140,158
         61,767        71,585         73,490         307,292        40,997        22,267         61,990       13,730
          8,423         7,493          9,591          20,634         4,003         2,550          5,295        1,284
          3,110         3,254          3,300           6,643         2,762         2,462          3,095        2,321
         10,161        14,369         45,020          40,134        10,739        15,718         18,088       13,918
         17,002        17,061         20,555          95,846        10,826         5,757         17,462        3,159
          4,823         4,861          5,785          24,968         3,027         1,637          4,763          907
          6,382         6,512          7,698          57,666         5,311         2,182          9,922        1,327
          3,243         2,778          3,686             243           618           626            278          271
          1,283         1,288            822           2,279         1,272         2,526          1,448        1,046
     ----------   -----------   ------------    ------------   -----------   -----------   ------------   ----------
        396,265       432,765        794,818       1,393,801       405,110       232,458        755,517      178,121
             --            --             --        (416,023)           --            --             --           --
     ----------   -----------   ------------    ------------   -----------   -----------   ------------   ----------
        396,265       432,765        794,818         977,778       405,110       232,458        755,517      178,121
     ----------   -----------   ------------    ------------   -----------   -----------   ------------   ----------
      2,557,702       656,102      1,111,339       3,469,545        22,404       296,258       (410,913)     140,374
     ----------   -----------   ------------    ------------   -----------   -----------   ------------   ----------
      3,620,624    23,024,444      6,787,608         395,747       (81,058)   (1,872,285)    (2,933,439)     840,301
             --       340,655             --              --            --            --             --           --
             --            --       (163,208)             --            --            --             --           --
     ----------   -----------   ------------    ------------   -----------   -----------   ------------   ----------
      3,620,624    23,365,099      6,624,400         395,747       (81,058)   (1,872,285)    (2,933,439)     840,301
     ----------   -----------   ------------    ------------   -----------   -----------   ------------   ----------
      (331,594)       937,624    (10,506,486)    (29,154,707)   (9,794,179)    2,181,360    (18,267,744)   2,762,127
             --            --         43,054              --            --            --             --           --
     ----------   -----------   ------------    ------------   -----------   -----------   ------------   ----------
      (331,594)       937,624    (10,463,432)    (29,154,707)   (9,794,179)    2,181,360    (18,267,744)   2,762,127
     ----------   -----------   ------------    ------------   -----------   -----------   ------------   ----------
      3,289,030    24,302,723     (3,839,032)    (28,758,960)   (9,875,237)      309,075    (21,201,183)   3,602,428
     ----------   -----------   ------------    ------------   -----------   -----------   ------------   ----------
     $5,846,732   $24,958,825   $ (2,727,693)   $(25,289,415)  $(9,852,833)  $   605,333   $(21,612,096)  $3,742,802
     ==========   ===========   ============    ============   ===========   ===========   ============   ==========

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                    FOR THE YEAR ENDED DECEMBER 31, 2000
                                                              MONEY                                   AGGRESSIVE
                                               GROWTH         MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income..................  $  3,693,764   $  6,421,823   $ 2,443,787   $ 2,557,702   $   656,102    $   948,131
   Net realized gain (loss) on investments
    and foreign currency related
    transactions..........................    28,129,243             --    (1,504,908)    3,620,624    23,365,099      6,787,608
   Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency translations.........    (7,547,466)            --     2,499,445      (331,594)      937,624    (10,463,432)
                                            ------------   ------------   -----------   -----------   -----------    -----------
   Net increase (decrease) in net assets
    resulting from operations.............    24,275,541      6,421,823     3,438,324     5,846,732    24,958,825     (2,727,693)
 Distributions:
   From net investment income.............    (4,242,412)    (6,421,823)   (2,245,406)   (2,365,140)     (325,505)    (1,001,935)
   From net realized gains................   (18,946,927)            --            --    (3,592,195)   (5,142,813)   (10,153,869)
 Capital share transactions:
   Net contributions (withdrawals) from
    affiliated life insurance companies...   (46,687,886)(1)   (8,056,626)    (393,316)  (2,354,517)   16,966,529(2)    3,588,795
                                            ------------   ------------   -----------   -----------   -----------    -----------
    Total increase (decrease) in net
      assets..............................   (45,601,684)    (8,056,626)      799,602    (2,465,120)   36,457,036    (10,294,702)
NET ASSETS
 Beginning of period......................   302,261,636    116,887,438    38,182,265    73,985,832    62,512,346     88,795,565
                                            ------------   ------------   -----------   -----------   -----------    -----------
 End of Period............................  $256,659,952   $108,830,812   $38,981,867   $71,520,712   $98,969,382    $78,500,863
                                            ============   ============   ===========   ===========   ===========    ===========

--------------------------------------------------------------------------------

                                                                    FOR THE YEAR ENDED DECEMBER 31, 1999
                                                              MONEY                                   AGGRESSIVE
                                               GROWTH         MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)...........  $  4,242,412   $  5,025,260   $ 2,245,406   $ 2,365,140   $   325,505    $ 1,026,948
   Net realized gain (loss) on investments
    and foreign currency related
    transactions..........................    18,946,927             (8)     (916,673)    3,592,195     5,142,814     10,128,857
   Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency translations.........   (13,385,176)            --    (2,503,249)   (5,655,271)    3,132,350      8,869,544
                                            ------------   ------------   -----------   -----------   -----------    -----------
   Net increase (decrease) in net assets
    resulting from operations.............     9,804,163      5,025,252    (1,174,516)      302,064     8,600,669     20,025,349
 Distributions:
   From net investment income.............    (1,058,688)    (5,025,260)     (506,981)     (499,598)     (293,724)      (813,330)
   From net realized gains................    (6,184,504)            --      (398,338)   (3,406,936)   (7,283,996)    (4,172,939)
 Capital share transactions:
   Net contributions (withdrawals) from
    affiliated life insurance companies...   (15,597,856)    25,434,525     3,416,178     9,784,991     4,994,083      2,393,275
                                            ------------   ------------   -----------   -----------   -----------    -----------
    Total increase in net assets..........   (13,036,885)    25,434,517     1,336,343     6,180,521     6,017,032     17,432,355
NET ASSETS
 Beginning of period......................   315,298,521     91,452,921    36,845,922    67,805,311    56,495,315     71,363,209
                                            ------------   ------------   -----------   -----------   -----------    -----------
 End of Period............................  $302,261,636   $116,887,438   $38,182,265   $73,985,832   $62,512,347    $88,795,564
                                            ============   ============   ===========   ===========   ===========    ===========

(1.) Includes redemption of $27,804,811 as a result of redemption-in-kind on November 30, 2000.

(2.) Includes redemption of $7,942,354 as a result of redemption-in-kind on November 30, 2000.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Statements of Changes in Net Assets -- Concluded

--------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED DECEMBER 31, 2000
                                                               EQUITY        ALL PRO       ALL PRO       ALL PRO        ALL PRO
                                                                500         LARGE CAP     LARGE CAP     SMALL CAP      SMALL CAP
                                                               INDEX         GROWTH         VALUE         GROWTH         VALUE
                                                             PORTFOLIO*     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)...........................  $  3,469,545   $    22,404   $   296,258   $   (410,913)  $   140,374
   Net realized gain (loss) on investments and foreign
    currency related transactions.........................       395,747       (81,058)   (1,872,285)    (2,933,439)      840,301
   Net change in unrealized appreciation (depreciation) on
    investments and foreign currency translations.........   (29,154,707)   (9,794,179)    2,181,360    (18,267,744)    2,762,127
                                                            ------------   -----------   -----------   ------------   -----------
   Net increase (decrease) in net assets resulting from
    operations............................................   (25,289,415)   (9,852,833)      605,333    (21,612,096)    3,742,802
 Distributions:
   From net investment income.............................            --            --      (223,008)            --       (37,204)
   From net realized gains................................            --    (1,456,056)           --     (1,394,394)           --
 Capital share transactions:
   Net contributions from affiliated life insurance
    companies.............................................   391,627,521    18,755,426     3,928,938     39,925,557     7,146,392
                                                            ------------   -----------   -----------   ------------   -----------
    Total increase in net assets..........................   366,338,106     7,446,537     4,311,263     16,919,067    10,851,990
NET ASSETS
 Beginning of period......................................             0    37,961,019    24,318,611     45,200,481    11,300,306
                                                            ------------   -----------   -----------   ------------   -----------
 End of Period............................................  $366,338,106   $45,407,556   $28,629,874   $ 62,119,548   $22,152,296
                                                            ============   ===========   ===========   ============   ===========

--------------------------------------------------------------------------------

                                                                                    FOR THE YEAR ENDED DECEMBER 31, 1999
                                                                              ALL PRO       ALL PRO       ALL PRO       ALL PRO
                                                                             LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP
                                                                              GROWTH         VALUE        GROWTH         VALUE
                                                                             PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations:
   Net investment income (loss)..........................................   $   (22,202)  $   223,008   $  (113,907)  $    37,204
   Net realized gain (loss) on investments and foreign currency related
    transactions.........................................................     1,617,492       349,009     2,250,696    (1,022,439)
   Net change in unrealized appreciation (depreciation) on investments
    and foreign currency translations....................................     4,532,937      (614,959)   15,609,185       316,627
                                                                            -----------   -----------   -----------   -----------
   Net increase (decrease) in net assets resulting from operations.......     6,128,227       (42,942)   17,745,974      (668,608)
 Distributions:
   From net investment income............................................        (3,102)     (105,080)           --       (17,055)
   From net realized gains...............................................            --            --            --            --
 Capital share transactions:
   Net contributions from affiliated life insurance companies............    17,529,239     8,850,732    17,769,243     3,912,710
                                                                            -----------   -----------   -----------   -----------
    Total increase in net assets.........................................    23,654,364     8,702,710    35,515,217     3,227,047
NET ASSETS
 Beginning of period.....................................................    14,306,655    15,615,901     9,685,265     8,073,259
                                                                            -----------   -----------   -----------   -----------
 End of Period...........................................................   $37,961,019   $24,318,611   $45,200,482   $11,300,306
                                                                            ===========   ===========   ===========   ===========

* Commencement of operations was February 7, 2000.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                                  GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                              01/01/00   01/01/99   01/01/98   01/01/97   01/01/96
                                                                   TO         TO         TO         TO         TO
                                                              12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $18.94     $18.82     $19.46     $18.10     $16.36
                                                              -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .28        .27        .27        .35        .46
Net realized and unrealized gain (loss) on investments......     1.42        .28       1.97       3.49       2.54
                                                              -------    -------    -------    -------    -------
   Total from investment operations.........................     1.70        .55       2.24       3.84       3.00
                                                              -------    -------    -------    -------    -------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.27)      (.06)      (.29)      (.38)      (.48)
Dividends to shareholders from net capital gains............    (1.19)      (.37)     (2.59)     (2.10)      (.78)
                                                              -------    -------    -------    -------    -------
   Total Distributions......................................    (1.46)      (.43)     (2.88)     (2.48)     (1.26)
                                                              -------    -------    -------    -------    -------
Net asset value, end of period..............................   $19.18     $18.94     $18.82     $19.46     $18.10
                                                              =======    =======    =======    =======    =======
   Total return.............................................     9.64%      2.98%     13.70%     24.32%     19.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................  256,660    302,262    315,299    267,389    198,948
Ratios of expenses to average net assets(1) (annualized)....      .48%       .48%       .46%       .43%       .50%
Ratios of net investment income to average net assets
 (annualized)...............................................     1.32%      1.35%      1.53%      2.01%      2.80%
Portfolio turnover..........................................       39%        46%        30%       108%        72%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Growth Portfolio before reimbursement of expense by affiliated insurance company for the years ended December 31, 2000, 1999, 1998, 1997, and 1996 were as follows: 0.48%, 0.48%, 0.47%, 0.43%, and
     0.50%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                               MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                              01/01/00   01/01/99   01/01/98   01/01/97   01/01/96
                                                                   TO         TO         TO         TO         TO
                                                              12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................    $1.00      $1.00      $1.00      $1.00      $1.00
                                                              -------    -------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .06        .05        .05        .05        .05
                                                              -------    -------     ------     ------     ------
   Total from investment operations.........................      .06        .05        .05        .05        .05
                                                              -------    -------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.06)      (.05)      (.05)      (.05)      (.05)
                                                              -------    -------     ------     ------     ------
   Total Distributions......................................     (.06)      (.05)      (.05)      (.05)      (.05)
                                                              -------    -------     ------     ------     ------
Net asset value, end of period..............................    $1.00      $1.00      $1.00      $1.00      $1.00
                                                              =======    =======     ======     ======     ======
   Total return.............................................     6.16%      4.91%      5.29%      5.33%      5.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................  108,831    116,887     91,453     64,339     54,197
Ratios of expenses to average net assets(1) (annualized)....      .41%       .40%       .40%       .39%       .44%
Ratios of net investment income to average net assets
 (annualized)...............................................     5.98%      4.81%      5.15%      5.21%      5.03%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Money Market Portfolio before reimbursement of expense by affiliated insurance company for the years ended December 31, 2000, 1999, 1998, 1997, and 1996 were as follows: 0.41%, 0.40%, 0.42%,
     0.39%, and 0.44%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                                   BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                              01/01/00   01/01/99   01/01/98   01/01/97   01/01/96
                                                                   TO         TO         TO         TO         TO
                                                              12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $10.58     $11.22     $10.98     $10.67     $11.00
                                                               ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .68        .62        .63        .64        .63
Net realized and unrealized gain (loss) on investments......      .28       (.99)       .25        .33       (.34)
                                                               ------     ------     ------     ------     ------
   Total from investment operations.........................      .96       (.37)       .88        .97        .29
                                                               ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.62)      (.15)      (.64)      (.66)      (.62)
Dividends to shareholders from net capital gains............     (.00)      (.12)      (.00)      (.00)      (.00)
                                                               ------     ------     ------     ------     ------
   Total Distributions......................................     (.62)      (.27)      (.64)      (.66)      (.62)
                                                               ------     ------     ------     ------     ------
Net asset value, end of period..............................   $10.92     $10.58     $11.22     $10.98     $10.67
                                                               ======     ======     ======     ======     ======
   Total return.............................................     9.68%     (3.31)%    (8.22)%     9.50%      2.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................   38,982     38,182     36,846     23,350     17,087
Ratios of expenses to average net assets (annualized)(1)....      .52%       .52%       .53%       .57%       .56%
Ratios of net investment income to average net assets
 (annualized)...............................................     6.59%      6.19%      6.03%      6.24%      6.08%
Portfolio turnover..........................................      202%       202%       163%       105%       133%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Bond Portfolio before reimbursement of expense by affiliated insurance company for the years ended December 31, 2000, 1999, 1998, 1997, and 1996 were as follows: 0.52%, 0.52%, 0.55%, 0.57%, and
     0.56%, respectively.

See accompanying financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                                 MANAGED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                              01/01/00   01/01/99   01/01/98   01/01/97   01/01/96
                                                                   TO         TO         TO         TO         TO
                                                              12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $16.79     $17.68     $17.06     $14.68     $14.19
                                                               ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .60        .54        .54        .54        .51
Net realized and unrealized gain (loss) on investments......      .75       (.41)      1.45       2.49       1.07
                                                               ------     ------     ------     ------     ------
   Total from investment operations.........................     1.35        .13       1.99       3.03       1.58
                                                               ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.54)      (.13)      (.55)      (.53)      (.51)
Dividends to shareholders from net capital gains............     (.81)      (.89)      (.82)      (.12)      (.58)
                                                               ------     ------     ------     ------     ------
   Total Distributions......................................    (1.35)     (1.02)     (1.37)      (.65)     (1.09)
                                                               ------     ------     ------     ------     ------
Net asset value, end of period..............................   $16.79     $16.79     $17.68     $17.06     $14.68
                                                               ======     ======     ======     ======     ======
   Total return.............................................     8.75%      0.75%     12.54%     21.23%     11.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................   71,521     73,986     67,805     56,068     43,431
Ratios of expenses to average net assets (annualized)(1)....      .57%       .57%       .57%       .58%       .60%
Ratios of net investment income to average net assets
 (annualized)...............................................     3.65%      3.25%      3.22%      3.47%      3.68%
Portfolio turnover..........................................      157%       156%       203%        99%       106%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Managed Portfolio before reimbursement of expense by affiliated insurance company for the years ended December 31, 2000, 1999, 1998, 1997, and 1996 were as follows: 0.57%, 0.57%, 0.58%, 0.58%, and
     0.60%, respectively.

See accompanying financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                          AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                              01/01/00   01/01/99   01/01/98   01/01/97   01/01/96
                                                                 TO         TO         TO         TO         TO
                                                              12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $21.97     $21.91     $22.19     $18.52     $17.38
                                                               ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .18        .11        .11        .17        .17
Net realized and unrealized gain on investments.............     7.48       2.89       1.50       3.72       3.03
                                                               ------     ------     ------     ------     ------
   Total from investment operations.........................     7.66       3.00       1.61       3.89       3.20
                                                               ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.11)      (.11)      (.18)      (.18)      (.19)
Dividends to shareholders from net capital gains............    (1.81)     (2.83)     (1.71)      (.04)     (1.87)
                                                               ------     ------     ------     ------     ------
   Total Distributions......................................    (1.92)     (2.94)     (1.89)      (.22)     (2.06)
                                                               ------     ------     ------     ------     ------
Net asset value, end of period..............................   $27.71     $21.97     $21.91     $22.19     $18.52
                                                               ======     ======     ======     ======     ======
   Total return.............................................    38.24%     15.96%      7.99%     21.21%     21.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................   98,969     62,513     56,495     48,574     34,098
Ratios of expenses to average net assets(1)(annualized).....      .53%       .57%       .61%       .63%       .68%
Ratios of net investment income to average net assets
 (annualized)...............................................      .81%       .59%       .56%       .95%      1.14%
Portfolio turnover..........................................       68%        46%        41%        37%        47%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Aggressive Growth Portfolio before reimbursement of expense by affiliated insurance company for the years ended December 31, 2000, 1999, 1998, 1997, and 1996 were as follows: 0.53%, 0.57%, 0.62%,
     0.63%, and 0.68%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                              INTERNATIONAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                              01/01/00   01/01/99   01/01/98   01/01/97   01/01/96
                                                                 TO         TO         TO         TO         TO
                                                              12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................   $16.68     $13.85     $13.61     $13.41     $12.86
                                                               ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................      .17        .19        .15        .11        .11
Net realized and unrealized gain (loss) on investments......     (.61)      3.61       1.14       1.08       1.23
                                                               ------     ------     ------     ------     ------
   Total from investment operations.........................     (.44)      3.80       1.29       1.19       1.34
                                                               ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........     (.19)      (.16)      (.10)      (.11)      (.16)
Dividends to shareholders from net capital gains............    (1.91)      (.81)      (.95)      (.88)      (.63)
                                                               ------     ------     ------     ------     ------
   Total Distributions......................................    (2.10)      (.97)     (1.05)      (.99)      (.79)
                                                               ------     ------     ------     ------     ------
Net asset value, end of period..............................   $14.14     $16.68     $13.85     $13.61     $13.41
                                                               ======     ======     ======     ======     ======
   Total return.............................................    (2.75)%    29.33%     10.13%      9.66%     10.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................   78,501     88,796     71,363     62,513     50,955
Ratios of expenses to average net assets(1)(annualized).....      .95%       .98%      1.00%      1.02%      1.05%
Ratios of net investment income to average net assets
 (annualized)...............................................     1.33%      1.32%      1.18%      1.13%      1.08%
Portfolio turnover..........................................       37%        41%        37%        37%        35%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the International Portfolio before reimbursement of expense by affiliated insurance company for the years ended December 31, 2000, 1999, 1998, 1997, and 1996 were as follows: 0.95%, 0.98%, 1.00%,
     1.02%, and 1.05%, respectively.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period

--------------------------------------------------------------------------------

                                                              EQUITY 500 INDEX
                                                                 PORTFOLIO
----------------------------------------------------------------------------------
                                                              02/07/00(2)
                                                                  TO
                                                               12/31/00
----------------------------------------------------------------------------------
Net asset value, beginning of period........................       $10.00
                                                                  -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................          .09
Net realized and unrealized gain (loss) on investments......         (.73)
                                                                  -------
   Total from investment operations.........................         (.64)
                                                                  -------
Net asset value, end of period..............................        $9.36
                                                                  =======
   Total return.............................................        (6.40)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................      366,338
Ratios of expenses to average net assets (annualized)(1)....          .28%
Ratios of net investment income (loss) to average net assets
 (annualized)...............................................          .99%
Portfolio turnover..........................................            5%
----------------------------------------------------------------------------------

(1.) Expense ratios for the Equity 500 Index Portfolio before reimbursement of expense by affiliated insurance company for the period ended December 31, 2000 was 0.40% annualized.

(2.) Commencement of operations.

(3.) Total returns for periods less than one year not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                ALL PRO                            ALL PRO
                                                               LARGE CAP                          LARGE CAP
                                                                 GROWTH                             VALUE
                                                               PORTFOLIO                          PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                                    01/01/00   01/01/99     05/04/98(2) 01/01/00  01/01/99     05/04/98(2)
                                                      TO          TO          TO         TO          TO          TO
                                                    12/31/00   12/31/99     12/31/98   12/31/00   12/31/99     12/31/98
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............   $14.77      $11.77      $10.00      $9.98       $9.90      $10.00
                                                     ------      ------      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)......................      .01        (.01)        .00        .10         .09         .07
Net realized and unrealized gain (loss) on
 investments......................................    (2.70)       3.01        1.77        .07         .06       (0.17)
                                                     ------      ------      ------     ------      ------      ------
   Total from investment operations...............    (2.69)       3.00        1.77        .17         .15        (.10)
                                                     ------      ------      ------     ------      ------      ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income...........................................     (.00)       (.00)       (.00)      (.09)       (.07)       (.00)
Dividends to shareholders from net capital
 gains............................................     (.58)       (.00)       (.00)      (.00)       (.00)       (.00)
                                                     ------      ------      ------     ------      ------      ------
   Total Distributions............................     (.58)       (.00)       (.00)      (.09)       (.07)       (.00)
                                                     ------      ------      ------     ------      ------      ------
Net asset value, end of period....................   $11.50      $14.77      $11.77     $10.06       $9.98       $9.90
                                                     ======      ======      ======     ======      ======      ======
   Total return...................................   (19.00)%     25.52%      17.70%(3)    1.75%      1.49%      (1.00)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..................   45,408      37,961      14,307     28,630      24,319      15,616
Ratios of expenses to average net assets
 (annualized)(1)..................................      .87%        .89%        .90%       .92%        .91%        .95%
Ratios of net investment income (loss) to average
 net assets (annualized)..........................      .05%       (.09)%       .04%      1.17%       1.07%       1.31%
Portfolio turnover................................      109%         83%         64%        84%         64%         39%
---------------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the All Pro Large Cap Growth Portfolio before reimbursement of expense by affiliated insurance company for the years ended December 31, 2000 and 1999, and the period ended December 31, 1998 were as follows: 0.87%, 0.89%, and 0.92% (annualized), respectively. Expense ratios for the All Pro Large Cap Value Portfolio before reimbursement of expense by affiliated insurance company for the years ended December 31, 2000 and 1999, and the period ended December 31, 1998 were as follows: 0.92%, 0.91% and 0.97% (annualized), respectively.

(2.) Commencement of operations.

(3.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Financial Highlights -- Concluded

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                              ALL PRO                                 ALL PRO
                                                             SMALL CAP                               SMALL CAP
                                                               GROWTH                                  VALUE
                                                             PORTFOLIO                               PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
                                                01/01/00     01/01/99     05/04/98(2)   01/01/00     01/01/99     05/04/98(2)
                                                      TO           TO           TO            TO           TO           TO
                                                12/31/00     12/31/99     12/31/98      12/31/00     12/31/99     12/31/98
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..........    $18.83        $9.80       $10.00         $7.57        $8.25       $10.00
                                                  ------       ------       ------        ------       ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................      (.05)        (.04)        (.01)          .06          .02          .02
Net realized and unrealized gain (loss) on
 investments..................................     (3.77)        9.07         (.19)         1.51         (.68)       (1.77)
                                                  ------       ------       ------        ------       ------       ------
   Total from investment operations...........     (3.82)        9.03         (.20)         1.57         (.66)       (1.75)
                                                  ------       ------       ------        ------       ------       ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net
 investment income............................      (.00)        (.00)        (.00)         (.02)        (.02)        (.00)
Dividends to shareholders from net capital
 gains........................................      (.63)        (.00)        (.00)         (.00)        (.00)        (.00)
                                                  ------       ------       ------        ------       ------       ------
   Total Distributions........................      (.63)        (.00)        (.00)         (.02)        (.02)        (.00)
                                                  ------       ------       ------        ------       ------       ------
Net asset value, end of period................    $14.38       $18.83       $ 9.80        $ 9.12       $ 7.57       $ 8.25
                                                  ======       ======       ======        ======       ======       ======
   Total return...............................    (21.15)%      92.14%       (2.00)%(3)    20.88%       (8.05)%     (17.50)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..............    62,120       45,200        9,685        22,152       11,300        8,073
Ratios of expenses to average net
 assets(1)(annualized)........................      1.07%        1.11%        1.24%         1.14%        1.20%        1.28%
Ratios of net investment income (loss) to
 average net assets (annualized)..............      (.58)%       (.57)%       (.14)%         .90%         .39%         .48%
Portfolio turnover............................       141%         114%          82%          117%         114%          38%
--------------------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the All Pro Small Cap Growth Portfolio before reimbursement of expense by affiliated insurance company for the years ended December 31, 2000 and 1999, and the period ended December 31, 1998 were as follows: 1.07%, 1.11%, and 1.25% (annualized), respectively. Expense ratios for the All Pro Small Cap Value Portfolio before reimbursement of expense by affiliated insurance company for the years ended December 31, 2000 and 1999, and the period ended December 31, 1998 were as follows: 1.14%, 1.21% and 1.36% (annualized), respectively.

(2.) Commencement of operations.

(3.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund Inc.

Notes to Financial Statements, December 31, 2000

--------------------------------------------------------------------------------

1. ORGANIZATION

The Market Street Fund, Inc. (Fund) is registered as an open-end diversified management company under the Investment Company Act of 1940, as amended. As a "series" type of mutual fund, the Fund issues separate classes (or series) of stock currently consisting of the Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Equity 500 Index Portfolio, All Pro Large Cap Growth Portfolio, All Pro Large Cap Value Portfolio, All Pro Small Cap Growth Portfolio, and All Pro Small Cap Value Portfolio. The Equity 500 Index Portfolio commenced operations on February 7, 2000. On November 30, 2000, the Sentinel Growth Portfolio liquidated all of its shares and ceased operations. The Fund serves as an investment medium for modified premium and flexible premium adjustable variable life insurance policies and individual flexible premium deferred variable annuity contracts (Policies) issued by Provident Mutual Life Insurance Company (PMLIC) and for flexible premium deferred variable annuity contracts issued by Providentmutual Life and Annuity Company of America (PLACA) and policies issued by National Life Insurance Company of Vermont (NLICV). The Fund also serves as the investment medium for single premium and scheduled premium variable life insurance policies which are no longer being issued.

2. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Valuation of Investments

Bonds are carried at market value based on the last bid price on a national securities exchange or on quoted prices from a third-party pricing service. Investments in common and preferred stocks primarily traded on recognized U.S. or foreign securities exchanges are valued at the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time on the last business day of the period, or, if there was no sale, at the last bid price on that day. Short-term investments with maturities of less than 90 days and Money Market Portfolio investments are valued at amortized cost which approximates market value.

  Investments

Security transactions are accounted for on the trade date. The cost of investment securities sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

  Dollar Rolls

The Bond and Managed Portfolios may enter into dollar rolls in which the Portfolio sells securities for delivery and simultaneously contracts to repurchase the same security at a fixed price on a specified future date. During the roll period the Portfolio forgoes accrued interest paid on the securities. The Portfolio will be compensated by the interest earned on the cash proceeds of the initial sale (which are invested in short-term investments) and by the lower repurchase price at the future date (the "drop"). The drop, which is

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

recorded as deferred income, is amortized over the period between the trade date and the settlement date. All realized gains are recorded at the beginning of each roll. A portfolio engages in dollar rolls for the purpose of enhancing its yield. Dollar Rolls involve a risk of loss if the value of the security to be repurchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets.

  Futures Contracts

The Portfolios, excluding the Money Market and Bond Portfolios, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized. At December 31, 2000, the Equity 500 Index Portfolio held thirteen Long S&P 500, March 2001 Futures with a cost of $4,524,577 and a current market value of $4,338,750.

  Foreign Currency Translations

Foreign currency amounts are translated into U.S. Dollars on the following bases:

   (i) Market value of investment securities, assets and liabilities, at the daily rate of exchange;

   (ii) Purchases and sales of investment securities, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon settlement;

   (iii) Income and expenses, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon ultimate receipt or disbursement.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the lack of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund does not isolate that portion of the results of operations derived from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Dividends to Shareholders

Dividends of investment income of the Money Market Portfolio are declared daily and paid monthly. The Growth Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Equity 500 Index Portfolio, All Pro Large Cap Growth Portfolio, All Pro Large Cap Value Portfolio, All Pro Small Cap Growth Portfolio, and All Pro Small Cap Value Portfolio declare and pay dividends of investment income annually. For all Portfolios, distributions of capital gains are declared and paid annually.

  Federal Income Taxes

No provision is made for Federal income taxes as it is the Fund's intention to have each Portfolio

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income taxes.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

Investment advisory agreements have been approved, whereby Sentinel Advisors Company (SAC), a Vermont General Partnership, is adviser for the Growth, Money Market, Bond, Managed, and Aggressive Growth Portfolios. With respect to the Growth Portfolio, SAC is compensated monthly at an effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of the average daily net assets in excess of $40 million. SAC is compensated monthly at an effective annual rate of 0.25% of the average daily net assets of the Money Market Portfolio. With respect to the Bond Portfolio, SAC is compensated monthly at the effective annual rate of 0.35% of the first $100 million of the average daily net assets of the portfolio and 0.30% of the average daily net assets in excess of $100 million. With respect to the Managed Portfolio, SAC is compensated monthly at the effective annual rate of 0.40% of the first $100 million of the average daily net assets of the portfolio and 0.35% of the average daily net assets in excess of $100 million. With respect to the Aggressive Growth Portfolio, SAC is compensated monthly at the effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of the average daily net assets in excess of $40 million. Market Street Investment Management Co. (MSIM) is the adviser for the International, Equity 500 Index, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, and All Pro Small Cap Value Portfolios. With respect to the All Pro Large Cap Growth Portfolio and the All Pro Large Cap Value Portfolio, MSIM is compensated monthly at an effective annual rate of 0.70% of the average daily net assets. With respect to the All Pro Small Cap Growth Portfolio and the All Pro Small Cap Value Portfolio, MSIM is compensated monthly at an effective annual rate of 0.90% of the average daily net assets. With respect to the International Portfolio, MSIM is compensated monthly at an effective annual rate of 0.75% of the first $500 million of the average daily net assets of the portfolio and 0.60% of the average daily net assets in excess of $500 million. With respect to the Equity 500 Index Portfolio, MSIM is compensated monthly at an effective annual rate of 0.24% of the average daily net assets of the portfolio.

PMLIC agrees to reimburse the Growth, Money Market, Bond, Managed, Aggressive Growth, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, and All Pro Small Cap Value Portfolios for operating expenses, excluding investment advisory fees, and costs of litigation and indemnification not covered by insurance, in excess of an annual rate of 0.40% of the average daily net asset values. The International Portfolio is reimbursed for such expenses in excess of an annual rate of 0.75% of the average daily net asset value. The Equity 500 Index Portfolio is reimbursed for such expenses in excess of an annual rate of 0.04% of the average daily net asset value. For the year ended December 31, 2000, the Portfolio was reimbursed by PMLIC in the amount of $416,023.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

4. NET ASSETS

At December 31, 2000, the Portfolios' net assets consisted of:

                                                                                MONEY
                                                                 GROWTH         MARKET         BOND         MANAGED
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Net contribution from shareholders..........................  $188,315,833   $108,830,878   $38,197,632   $57,483,263
Undistributed net investment income.........................     3,693,764             --     2,443,787     2,557,702
Undistributed net realized gain.............................    22,730,822             --            --     3,620,624
Accumulated loss on investment transactions.................            --            (66)   (2,421,581)           --
Net unrealized appreciation (depreciation) on investments
 and foreign currency.......................................    41,919,533             --       762,029     7,859,123
                                                              ------------   ------------   -----------   -----------
                                                              $256,659,952   $108,830,812   $38,981,867   $71,520,712
                                                              ============   ============   ===========   ===========

                                                              AGGRESSIVE                       EQUITY
                                                                GROWTH      INTERNATIONAL    500 INDEX
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------
Net contribution from shareholders..........................  $64,809,370    $67,441,604    $391,627,521
Undistributed net investment income.........................      656,102        948,132       3,469,545
Undistributed net realized gain.............................   23,024,444      6,716,618         395,747
Net unrealized appreciation (depreciation) on investments
 and foreign currency.......................................   10,479,466      3,394,509     (29,154,707)
                                                              -----------    -----------    ------------
                                                              $98,969,382    $78,500,863    $366,338,106
                                                              ===========    ===========    ============

                                                                ALL PRO       ALL PRO       ALL PRO       ALL PRO
                                                               LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP
                                                                GROWTH         VALUE        GROWTH         VALUE
                                                               PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Net contribution from shareholders..........................  $48,202,101   $28,195,042   $66,475,349   $19,880,027
Undistributed net investment Income.........................       22,404       296,258            --       140,374
Accumulated loss on investment transactions.................     (273,081)   (2,137,823)   (2,975,020)     (831,907)
Net unrealized appreciation (depreciation) on investments
 and foreign currency.......................................   (2,543,868)    2,276,397    (1,380,781)    2,963,802
                                                              -----------   -----------   -----------   -----------
                                                              $45,407,556   $28,629,874   $62,119,548   $22,152,296
                                                              ===========   ===========   ===========   ===========

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

5. PURCHASES AND SALES OF INVESTMENTS (EXCLUDING SHORT-TERM SECURITIES)

Purchases and proceeds on sales of investments for the portfolios, for the period ended December 31, 2000, were as follows:

                                                                                          AGGRESSIVE
                                                  GROWTH         BOND         MANAGED       GROWTH      INTERNATIONAL
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations.......................  $         --   $57,719,815   $40,298,761   $        --    $        --
Corporate Bonds..............................            --    14,025,823    11,091,592            --             --
Common and Preferred Stock...................   106,208,707            --    20,355,285    76,280,857     29,899,900
                                               ------------   -----------   -----------   -----------    -----------
Total Purchases..............................  $106,208,707   $71,745,638   $71,745,638   $76,280,857    $29,899,900
                                               ============   ===========   ===========   ===========    ===========
SALES
U.S. Gov't Obligations.......................  $         --   $53,114,719   $31,207,902   $        --    $        --
Corporate Bonds..............................            --    18,666,108    13,081,543            --             --
Common and Preferred Stock...................   169,327,891            --    27,491,382    53,977,421     35,417,273
                                               ------------   -----------   -----------   -----------    -----------
Total Sales..................................  $169,327,891   $71,780,827   $71,780,827   $53,977,421    $35,417,273
                                               ============   ===========   ===========   ===========    ===========

                                                                             ALL PRO       ALL PRO       ALL PRO        ALL PRO
                                                               EQUITY       LARGE CAP     LARGE CAP     SMALL CAP      SMALL CAP
                                                             500 INDEX       GROWTH         VALUE         GROWTH         VALUE
                                                             PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations....................................  $         --   $        --   $        --   $         --   $        --
Corporate Bonds...........................................            --            --            --             --            --
Common and Preferred Stock................................   411,866,608    64,549,247    25,432,506    126,129,003    25,152,245
                                                            ------------   -----------   -----------   ------------   -----------
Total Purchases...........................................  $411,866,608   $64,549,247   $25,432,506   $126,129,003   $25,152,245
                                                            ============   ===========   ===========   ============   ===========
SALES
U.S. Gov't Obligations....................................  $         --   $        --   $        --   $         --   $        --
Corporate Bonds...........................................            --            --            --             --            --
Common and Preferred Stock................................    20,876,262    48,232,183    20,374,109     91,776,745    17,363,328
                                                            ------------   -----------   -----------   ------------   -----------
Total Sales...............................................  $ 20,876,262   $48,232,183   $20,374,109   $ 91,776,745   $17,363,328
                                                            ============   ===========   ===========   ============   ===========

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

6. TAX BASIS OF INVESTMENTS

Investment information based on the cost of the securities for Federal income tax purposes held at December 31, 2000 is as follows:

                                                              MONEY                                   AGGRESSIVE
                                               GROWTH         MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation...  $ 55,568,252   $         --   $   887,273   $10,272,075   $17,573,857    $10,688,751
Aggregate gross unrealized depreciation...   (11,476,548)            --      (124,678)   (2,412,952)   (7,077,100)    (7,247,913)
                                            ------------   ------------   -----------   -----------   -----------    -----------
Net unrealized appreciation
 (depreciation)...........................  $ 44,091,704   $         --   $   762,595   $ 7,859,123   $10,496,757    $ 3,440,838
                                            ============   ============   ===========   ===========   ===========    ===========
Aggregate cost of securities for federal
 income tax purposes......................  $210,802,268   $109,420,568   $38,139,174   $63,278,560   $90,496,890    $75,278,878
                                            ============   ============   ===========   ===========   ===========    ===========
Capital loss carryover (available to
 offset possible future gains). The
 carryover expires as follows: Money
 Market Portfolio -- $57 in 2005, $9 in
 2007; Bond Portfolio -- $916,674 in 2007,
 $1,504,908 in 2008.......................  $         --   $         55   $ 2,421,582   $        --   $        --    $        --
                                            ============   ============   ===========   ===========   ===========    ===========

                                                                ALL PRO       ALL PRO       ALL PRO       ALL PRO
                                                  EQUITY       LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP
                                                500 INDEX       GROWTH         VALUE        GROWTH         VALUE
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation......  $ 48,983,359   $ 3,627,731   $ 3,525,883   $ 8,440,576   $ 3,575,516
Aggregate gross unrealized depreciation......   (77,490,020)   (6,108,851)   (1,204,088)   (9,394,789)     (534,644)
                                               ------------   -----------   -----------   -----------   -----------
Net unrealized appreciation (depreciation)...  $(28,506,661   $(2,481,120)  $ 2,321,795   $  (954,213)  $ 3,040,872
                                               ============   ===========   ===========   ===========   ===========
Aggregate cost of securities for federal
 income tax purposes.........................  $393,555,484   $46,770,421   $26,805,651   $60,670,416   $20,330,661
                                               ============   ===========   ===========   ===========   ===========
Capital loss carryover (available to offset
 possible future gains). The carryover
 expires as follows: All Pro Large Cap
 Growth -- $210,335 in 2008; All Pro Large
 Cap Value -- $215,305 in 2006, $1,877,122 in
 2008; All Pro Small Cap Growth -- $2,548,452
 in 2008; All Pro Small Cap Value -- $745,457
 in 2007.....................................  $         --   $   210,335   $ 2,092,427   $ 2,548,452   $   745,457
                                               ============   ===========   ===========   ===========   ===========

7. AUTHORIZED CAPITAL STOCK AND CAPITAL STOCK TRANSACTIONS

On December 31, 2000, there were 1.2 billion shares of $0.01 par value capital stock authorized for the Fund. The shares of capital stock are divided into eleven series: Growth Portfolio, Money Market Portfolio, Bond Portfolio, Managed Portfolio, Aggressive Growth Portfolio, International Portfolio, Equity 500 Index Portfolio, All Pro Large Cap Growth Portfolio, All Pro Large Cap Value Portfolio, All Pro Small Cap Growth Portfolio and All Pro Small Cap Value Portfolio. The Growth Portfolio consists of 50 million shares, the Money Market Portfolio consists of 150 million shares, the International Portfolio consists of 5 million shares, the Equity 500 Index Portfolio consists of 75 million shares; each of the four All Pro Series Portfolios consists of 50 million shares, and each of the other series consists of 5 million shares.

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

On December 31, 2000, Provident Mutual Life Insurance Company owned 985,334 shares of All Pro Large Cap Value, 252,014 shares of All Pro Small Cap Growth and 402,213 shares of All Pro Small Cap Value.

Transactions in capital stock for the period ended December 31, 2000 were as follows:

                                                               MONEY MARKET
                               GROWTH PORTFOLIO                 PORTFOLIO                 BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
                             SHARES        AMOUNT         SHARES         AMOUNT        SHARES       AMOUNT
-------------------------------------------------------------------------------------------------------------
Shares sold..............     850,256   $ 15,229,569    214,559,795   $ 214,559,795     562,773   $ 5,839,606
Shares redeemed..........  (4,751,035)   (85,106,794)  (228,948,792)   (228,948,792)   (826,230)   (8,478,328)
Shares reinvested........   1,320,577     23,189,339      6,332,371       6,332,371     226,123     2,245,406
                           ----------   ------------   ------------   -------------   ---------   -----------
Net contributions
 (withdrawals) from
 affiliated insurance
 companies...............  (2,580,202)  $(46,687,886)    (8,056,626)  $  (8,056,626)    (37,334)  $  (393,316)
                           ==========   ============   ============   =============   =========   ===========


                              MANAGED PORTFOLIO
-------------------------  ------------------------
                            SHARES        AMOUNT
-------------------------  ------------------------
Shares sold..............    406,999   $  6,501,247
Shares redeemed..........   (939,795)   (14,813,099)
Shares reinvested........    385,838      5,957,335
                           ---------   ------------
Net contributions
 (withdrawals) from
 affiliated insurance
 companies...............   (146,958)  $ (2,354,517)
                           =========   ============

                                                    AGGRESSIVE GROWTH             INTERNATIONAL             EQUITY 500 INDEX
                                                        PORTFOLIO                   PORTFOLIO                   PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                  SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold...................................   1,251,389   $ 31,148,253      707,379   $  9,716,797   42,386,501   $423,903,280
Shares redeemed...............................    (798,152)   (19,650,042)  (1,265,762)   (17,283,806)  (3,245,882)   (32,275,759)
Shares reinvested.............................     273,279      5,468,318      783,964     11,155,804           --             --
                                                ----------   ------------   ----------   ------------   ----------   ------------
Net contributions from affiliated insurance
 companies....................................     726,516   $ 16,966,529      225,581   $  3,588,795   39,140,619   $391,627,521
                                                ==========   ============   ==========   ============   ==========   ============

                                          ALL PRO                    ALL PRO                   ALL PRO
                                         LARGE CAP                  LARGE CAP                 SMALL CAP
                                      GROWTH PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO
                                  ------------------------   -----------------------   ------------------------
---------------------------------------------------------------------------------------------------------------
                                    SHARES       AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------------------------------------------------------
Shares sold.....................   1,707,093   $23,200,270     861,743   $ 8,192,483   2,748,682   $ 54,628,350
Shares redeemed.................    (433,598)   (5,900,900)   (473,857)   (4,486,554)   (907,968)   (16,097,187)
Shares reinvested...............     103,708     1,456,056      22,967       223,008      77,943      1,394,394
                                  ----------   -----------   ---------   -----------   ---------   ------------
Net contributions from
 affiliated insurance
 companies......................   1,377,203   $18,755,426     410,853   $ 3,928,937   1,918,657   $ 39,925,557
                                  ==========   ===========   =========   ===========   =========   ============

                                          ALL PRO
                                         SMALL CAP
                                      VALUE PORTFOLIO
                                  -----------------------
--------------------------------  -----------------------
                                   SHARES       AMOUNT
--------------------------------  -----------------------
Shares sold.....................  1,328,015   $10,328,625
Shares redeemed.................   (396,460)   (3,219,436)
Shares reinvested...............      5,062        37,204
                                  ---------   -----------
Net contributions from
 affiliated insurance
 companies......................    936,617   $ 7,146,393
                                  =========   ===========

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 2000 -- Continued

--------------------------------------------------------------------------------

Transactions in capital stock for the year ended December 31, 1999 were as follows:

                                                                                  MONEY MARKET
                                                  GROWTH PORTFOLIO                  PORTFOLIO                 BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                SHARES        AMOUNT         SHARES          AMOUNT        SHARES       AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold.................................   1,329,197   $ 25,247,128     212,282,834   $ 212,282,834   1,037,876   $11,071,232
Shares redeemed.............................  (2,509,410)   (48,088,176)   (191,715,270)   (191,715,270)   (798,215)   (8,560,373)
Shares reinvested...........................     390,679      7,243,192       4,866,961       4,866,961      83,209       905,319
                                              ----------   ------------   -------------   -------------   ---------   -----------
Net contributions (withdrawals) from
 affiliated insurance companies.............    (789,534)  $(15,597,856)     25,434,525   $  25,434,525     322,870   $ 3,416,178
                                              ==========   ============   =============   =============   =========   ===========

                                                                                     AGGRESSIVE
                                                           MANAGED                     GROWTH                 INTERNATIONAL
                                                          PORTFOLIO                  PORTFOLIO                  PORTFOLIO
                                                   ------------------------   ------------------------   ------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                    SHARES        AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold......................................  1,048,895   $ 17,883,810     623,914   $ 12,068,240     656,302   $  9,459,577
Shares redeemed..................................   (709,970)   (12,005,353)   (864,123)   (14,651,877)   (864,123)   (12,052,571)
Shares reinvested................................    233,644      3,906,534     403,285      7,577,720     380,631      4,986,269
                                                   ---------   ------------   ---------   ------------   ---------   ------------
Net contributions from affiliated insurance
 companies.......................................    572,569   $  9,784,991     267,071   $  4,994,083     172,810   $  2,393,275
                                                   =========   ============   =========   ============   =========   ============

                                      ALL PRO LARGE CAP          ALL PRO LARGE CAP         ALL PRO SMALL CAP
                                      GROWTH PORTFOLIO            VALUE PORTFOLIO          GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------
                                    SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
---------------------------------------------------------------------------------------------------------------
Shares sold.....................   2,444,764   $ 31,491,954   1,197,996   $12,240,796   1,770,700   $22,608,975
Shares redeemed.................  (1,090,487)   (13,965,817)   (349,648)   (3,495,144)   (358,525)   (4,839,732)
Shares reinvested...............         258          3,102      10,603       105,080          --            --
                                  ----------   ------------   ---------   -----------   ---------   -----------
Net contributions from
 affiliated insurance
 companies......................   1,354,535   $ 17,529,239     858,951   $ 8,850,732   1,412,175   $17,769,243
                                  ==========   ============   =========   ===========   =========   ===========

                                     ALL PRO SMALL CAP
                                      VALUE PORTFOLIO
--------------------------------  -----------------------
                                   SHARES       AMOUNT
--------------------------------  -----------------------
Shares sold.....................  1,054,394   $ 7,986,704
Shares redeemed.................   (543,349)   (4,091,049)
Shares reinvested...............      2,087        17,055
                                  ---------   -----------
Net contributions from
 affiliated insurance
 companies......................    513,132   $ 3,912,710
                                  =========   ===========

8. PRINCIPAL UNDERWRITER

1717 Capital Management Company serves, without compensation, as the principal underwriter for sale of the Fund shares to the Accounts. 1717 Capital Management Company is an indirect wholly-owned subsidiary of PMLIC.

9. SUBSEQUENT DIVIDEND

On December 3, 2000, the Board of Directors declared the following net investment income and capital gain dividends to shareholders of record on December 29, 2000, ex-dividend date

--------------------------------------------------------------------------------
Market Street Fund, Inc.

Notes to Financial Statements, December 31, 2000 -- Concluded

--------------------------------------------------------------------------------

January 9, 2001, payable on January 10, 2001 as follows:

                                TOTAL                  PER SHARE
                       ------------------------   --------------------
                          NET                        NET
                       INVESTMENT     CAPITAL     INVESTMENT   CAPITAL
PORTFOLIO                INCOME        GAIN         INCOME      GAIN
---------              ----------   -----------   ----------   -------
Growth...............  $3,693,764   $22,730,822     $.2761     $1.6989
Bond.................   2,443,787            --      .6845          --
Managed..............   2,557,702     3,620,624      .6004       .8498
Aggressive Growth....     656,102    23,044,859      .1837      6.4521
International........     948,132     6,762,398      .1708      1.2185
Equity 500 Index.....   3,469,545       672,138      .0886       .0172
All Pro Large Cap
 Growth..............      22,404            --      .0058          --
All Pro Large Cap
 Value...............     296,258            --      .1041          --
All Pro Small Cap
 Growth..............          --            --         --          --
All Pro Small Cap
 Value...............     140,374            --      .0578          --

10. SUBSEQUENT EVENT

On January 12, 2001, a special meeting of shareholders was held to vote on four proposals. The first proposal was to reorganize the Fund into a Delaware Business Trust. The second proposal was to change the name of several portfolios. The Growth Portfolio would be renamed the "All Pro Broad Equity Portfolio" the Managed Portfolio would be renamed the "Balanced Portfolio", and the Aggressive Growth Portfolio would be renamed the "Mid Cap Growth Portfolio." In addition to the name change, new investment approaches were proposed for the three portfolios. The third proposal was to approve a new investment advisory agreement between the Fund and MSIM for all portfolios. The final proposal was to permit MSIM to enter into and materially amend sub-advisory agreements for certain portfolios without shareholder approval. All proposals were accepted by shareholders.

--------------------------------------------------------------------------------
Market Street Fund, Inc.
Results of the Special Meeting of Shareholders
(Unaudited)

--------------------------------------------------------------------------------
The Fund held a special meeting of Shareholders on January 12, 2001. The following table provides information concerning the matters voted on at the meeting:

--------------------------------------------------------------------------------

                                                                             GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
                                                               AFFIRMATION        AGAINST       ABSTAINED
PROPOSAL                                                      NO. OF SHARES    NO. OF SHARES   NO. OF SHARES
----------------------------------------------------------------------------------------------------------------
1. Approve the reorganization of the Fund into a Delaware
   business trust...........................................  12,532,530.095    340,317.010     642,843.312
2. Change the investment approaches of and rename certain
   Portfolios and change the investment objective of the
   Growth Portfolio as described in the proxy statement.....  11,943,712.734    692,224.379     879,753.304
3. Approve a new investment advisory agreement between the
   Fund and Market Street Investment Management Company
   ("MSIM").................................................  12,229,780.171    576,256.622     709,653.624
4. Permit MSIM to enter into and materially amend
   subadvisory agreements for certain portfolios without
   shareholder approval as described in proxy...............  11,480,306.661   1,084,483.785    950,899.971
----------------------------------------------------------------------------------------------------------------
                                                                       AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
                                                               AFFIRMATION        AGAINST       ABSTAINED
PROPOSAL                                                      NO. OF SHARES    NO. OF SHARES   NO. OF SHARES
----------------------------------------------------------------------------------------------------------------
1. Approve the reorganization of the Fund into a Delaware
   business trust...........................................  3,313,247.417     116,009.898     159,025.446
2. Change the investment approaches of and rename certain
   Portfolios and change the investment objective of the
   Growth Portfolio as described in the proxy statement.....  3,241,815.610     140,712.313     205,754.838
3. Approve a new investment advisory agreement between the
   Fund and Market Street Investment Management Company
   ("MSIM").................................................  3,283,092.980     127,342.723     177,847.058
4. Permit MSIM to enter into and materially amend
   subadvisory agreements for certain portfolios without
   shareholder approval as described in proxy...............  3,124,230.636     234,215.010     229,837.115
----------------------------------------------------------------------------------------------------------------
                                                                    ALL PRO SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
                                                               AFFIRMATION        AGAINST       ABSTAINED
PROPOSAL                                                      NO. OF SHARES    NO. OF SHARES   NO. OF SHARES
----------------------------------------------------------------------------------------------------------------
1. Approve the reorganization of the Fund into a Delaware
   business trust...........................................  3,844,974.158      92,492.179     204,764.117
2. Change the investment approaches of and rename certain
   Portfolios and change the investment objective of the
   Growth Portfolio as described in the proxy statement.....            N/A             N/A             N/A
3. Approve a new investment advisory agreement between the
   Fund and Market Street Investment Management Company
   ("MSIM").................................................  3,851,273.357      87,741.214     203,215.883
4. Permit MSIM to enter into and materially amend
   subadvisory agreements for certain portfolios without
   shareholder approval as described in proxy...............            N/A             N/A             N/A
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 MONEY MARKET PORTFOLIO                              BOND PORTFOLIO
---------------------------------------------------------------------------------------------------
      AFFIRMATION        AGAINST        ABSTAINED      AFFIRMATION      AGAINST        ABSTAINED
     NO. OF SHARES    NO. OF SHARES   NO. OF SHARES   NO. OF SHARES   NO. OF SHARES   NO. OF SHARES
---------------------------------------------------------------------------------------------------
     90,111,658.901   1,232,062.745   8,211,093.978   3,232,980.683     17,680.717     182,873.759
               N/A             N/A             N/A             N/A             N/A             N/A
     89,269,663.292   2,185,743.615   8,099,408.717   3,204,917.621     27,710.859     200,906.679
     86,113,972.934   3,781,387.034   9,659,455.656   3,134,489.406    112,568.452     186,477.301
---------------------------------------------------------------------------------------------------
           INTERNATIONAL PORTFOLIO                         ALL PRO LARGE CAP GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------
      AFFIRMATION        AGAINST        ABSTAINED      AFFIRMATION      AGAINST        ABSTAINED
     NO. OF SHARES    NO. OF SHARES   NO. OF SHARES   NO. OF SHARES   NO. OF SHARES   NO. OF SHARES
---------------------------------------------------------------------------------------------------
     5,212,832.590      72,863.834     294,845.950    3,606,565.860     41,536.410     134,864.706
               N/A             N/A             N/A             N/A             N/A             N/A
     5,051,424.598     213,148.419     315,969.357    3,582,159.432     62,690.266     138,117.278
     4,903,502.653     327,466.282     349,573.439             N/A             N/A             N/A
---------------------------------------------------------------------------------------------------
           ALL PRO SMALL CAP VALUE PORTFOLIO                   EQUITY 500 INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------
      AFFIRMATION        AGAINST        ABSTAINED      AFFIRMATION      AGAINST        ABSTAINED
     NO. OF SHARES    NO. OF SHARES   NO. OF SHARES   NO. OF SHARES   NO. OF SHARES   NO. OF SHARES
---------------------------------------------------------------------------------------------------
     2,295,497.377      26,897.679     139,485.595    35,649,218.736   770,965.843    2,629,411.113
               N/A             N/A             N/A             N/A             N/A             N/A
     2,262,615.187      38,854.484     160,410.980    35,028,406.275  1,193,241.502   2,827,947.915
               N/A             N/A             N/A    33,492,592.520  2,435,248.679   3,121,754.493
---------------------------------------------------------------------------------------------------

                  MANAGED PORTFOLIO
----------------------------------------------------------------------
      AFFIRMATION      AGAINST        ABSTAINED
     NO. OF SHARES   NO. OF SHARES   NO. OF SHARES
----------------------------------------------------------------------
     4,073,821.429    118,395.503     175,833.252
     3,904,221.470    127,123.151     336,705.563
     3,933,866.523    142,690.365     291,493.296
     3,912,486.734    245,106.858     210,456.592
----------------------------------------------------------------------
         ALL PRO LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------
      AFFIRMATION      AGAINST        ABSTAINED
     NO. OF SHARES   NO. OF SHARES   NO. OF SHARES
----------------------------------------------------------------------
     2,680,353.694      7,565.924     154,313.374
              N/A             N/A             N/A
     2,631,189.709     15,541.843     195,501.440
              N/A             N/A             N/A
----------------------------------------------------------------------

                                                Form 16169 12.00

                                                         [provident mutual logo]

                                                             [U.S. Postage Logo]